Schedule of Investments (unaudited) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Advertising Agencies — 0.1%
Omnicom Group, Inc.
2.45%, 04/30/30	$579	$483,823
4.20%, 06/01/30	350	326,648
2.60%, 08/01/31(a)	317	260,742
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24	450	440,167
3.60%, 04/15/26	813	780,466

		2,291,846

Aerospace & Defense — 1.6%
3M Co.
2.00%, 02/14/25	829	786,817
3.00%, 08/07/25(a)	163	155,649
2.25%, 09/19/26(a)	400	366,823
2.88%, 10/15/27(a)	620	571,427
3.38%, 03/01/29(a)	289	266,323
2.38%, 08/26/29(a)	816	707,566
3.05%, 04/15/30	350	314,200
Boeing Co.
4.88%, 05/01/25	1,659	1,637,972
2.75%, 02/01/26	829	776,515
2.20%, 02/04/26	3,073	2,835,973
3.10%, 05/01/26	829	782,772
2.70%, 02/01/27	550	504,221
2.80%, 03/01/27	129	118,086
5.04%, 05/01/27	1,159	1,149,522
3.25%, 02/01/28	400	368,102
3.20%, 03/01/29	359	324,965
2.95%, 02/01/30	470	411,688
5.15%, 05/01/30(a)	2,489	2,467,885
3.63%, 02/01/31	509	460,749
6.13%, 02/15/33	200	209,311
Eaton Corp., 3.10%, 09/15/27	572	535,278
General Dynamics Corp.
3.25%, 04/01/25	413	400,029
3.50%, 05/15/25	829	805,673
1.15%, 06/01/26	362	327,998
2.13%, 08/15/26	413	381,602
3.50%, 04/01/27	500	477,286
2.63%, 11/15/27	350	320,436
3.75%, 05/15/28	413	396,633
3.63%, 04/01/30	450	421,387
2.25%, 06/01/31	279	234,182
HEICO Corp., 5.35%, 08/01/33	230	229,028
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	350	322,474
2.04%, 08/16/28	329	278,640
Illinois Tool Works, Inc., 2.65%, 11/15/26	389	365,390
L3Harris Technologies, Inc.
3.83%, 04/27/25	413	400,263
5.40%, 01/15/27	500	501,253
4.40%, 06/15/28	1,163	1,124,966
2.90%, 12/15/29	579	503,679
1.80%, 01/15/31	762	605,036
5.40%, 07/31/33	520	523,593
Lockheed Martin Corp.
4.95%, 10/15/25	40	39,920
3.55%, 01/15/26	931	902,209
5.10%, 11/15/27	420	425,904

Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
4.45%, 05/15/28	$100	$99,110
3.90%, 06/15/32(a)	272	254,806
5.25%, 01/15/33	800	825,757
Northrop Grumman Corp.
2.93%, 01/15/25	829	798,957
3.20%, 02/01/27	400	377,644
3.25%, 01/15/28	1,259	1,176,973
4.40%, 05/01/30	829	804,504
4.70%, 03/15/33(a)	500	488,478
Parker-Hannifin Corp.
4.25%, 09/15/27	450	438,248
3.25%, 06/14/29	859	781,457
4.50%, 09/15/29	500	486,341
RTX Corp.
3.95%, 08/16/25	829	809,369
5.00%, 02/27/26	215	214,811
2.65%, 11/01/26	500	464,378
3.50%, 03/15/27	829	789,327
3.13%, 05/04/27	829	776,632
4.13%, 11/16/28	1,989	1,909,783
2.25%, 07/01/30	419	350,190
1.90%, 09/01/31	829	655,023
2.38%, 03/15/32(a)	405	329,622
5.15%, 02/27/33	820	820,521
Textron, Inc.
3.00%, 06/01/30	829	719,810
2.45%, 03/15/31(a)	177	146,018

		40,257,184

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	829	803,325

Automobile Components — 0.1%
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25	300	285,309
3.25%, 03/01/32(a)	488	417,754
BorgWarner, Inc., 2.65%, 07/01/27	749	682,887
Lear Corp.
3.80%, 09/15/27	350	328,798
4.25%, 05/15/29	129	121,785
2.60%, 01/15/32	329	258,312
Magna International, Inc.
4.15%, 10/01/25	400	388,288
5.98%, 03/21/26	200	200,444
2.45%, 06/15/30	455	383,798
5.50%, 03/21/33(a)	400	409,107

		3,476,482

Automobiles — 2.1%
Advance Auto Parts, Inc.
5.90%, 03/09/26	145	144,706
5.95%, 03/09/28	400	398,323
3.90%, 04/15/30	250	218,148
3.50%, 03/15/32(a)	205	166,965
American Honda Finance Corp.
0.75%, 08/09/24	26	24,773
2.15%, 09/10/24	829	799,785
1.50%, 01/13/25(a)	413	391,422
5.00%, 05/23/25	250	248,665
1.20%, 07/08/25	450	416,336
1.00%, 09/10/25	450	412,616

1

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
American Honda Finance Corp. (continued)
4.75%, 01/12/26	$60	$59,700
5.25%, 07/07/26	550	552,179
1.30%, 09/09/26	329	293,674
2.35%, 01/08/27	413	379,877
4.70%, 01/12/28	100	99,208
2.00%, 03/24/28	447	393,484
5.13%, 07/07/28	400	402,072
2.25%, 01/12/29	413	361,212
4.60%, 04/17/30	320	313,594
1.80%, 01/13/31	300	243,491
Series A, 4.60%, 04/17/25	340	336,890
AutoNation, Inc.
1.95%, 08/01/28	136	112,262
4.75%, 06/01/30(a)	179	168,441
2.40%, 08/01/31	362	278,121
3.85%, 03/01/32(a)	400	339,211
AutoZone, Inc.
3.25%, 04/15/25	107	102,938
5.05%, 07/15/26	160	159,568
3.75%, 06/01/27	400	382,881
4.50%, 02/01/28	340	331,159
3.75%, 04/18/29	179	165,429
4.00%, 04/15/30	300	278,478
1.65%, 01/15/31	300	234,227
4.75%, 08/01/32(a)	300	289,561
4.75%, 02/01/33(a)	350	335,046
5.20%, 08/01/33	160	158,202
Cummins, Inc.
0.75%, 09/01/25	413	378,340
1.50%, 09/01/30	350	282,976
General Motors Co.
4.00%, 04/01/25	209	203,721
6.13%, 10/01/25	1,106	1,118,028
4.20%, 10/01/27(a)	829	788,331
6.80%, 10/01/27	496	517,701
5.40%, 10/15/29	665	655,170
5.60%, 10/15/32(a)	650	636,575
General Motors Financial Co., Inc.
1.20%, 10/15/24(a)	500	473,882
4.00%, 01/15/25	163	158,754
2.90%, 02/26/25	546	522,060
3.80%, 04/07/25(a)	700	679,612
4.35%, 04/09/25	600	589,279
2.75%, 06/20/25	811	768,825
4.30%, 07/13/25	829	807,875
6.05%, 10/10/25	500	504,087
1.25%, 01/08/26	900	811,045
5.25%, 03/01/26	476	471,016
5.40%, 04/06/26	860	854,999
1.50%, 06/10/26	829	738,776
4.35%, 01/17/27	413	397,698
2.35%, 02/26/27	829	744,161
5.00%, 04/09/27	800	785,854
2.70%, 08/20/27	829	742,535
6.00%, 01/09/28	300	304,513
2.40%, 04/10/28	416	361,975
5.80%, 06/23/28	765	768,077
2.40%, 10/15/28	802	686,301
5.65%, 01/17/29(a)	163	162,659

Security	Par (000)	Value

Automobiles (continued)
General Motors Financial Co., Inc. (continued)
4.30%, 04/06/29	$650	$604,482
5.85%, 04/06/30	765	763,920
3.60%, 06/21/30	457	399,247
2.35%, 01/08/31	550	436,004
2.70%, 06/10/31	588	472,506
3.10%, 01/12/32(a)	350	286,046
6.40%, 01/09/33(a)	450	462,907
Genuine Parts Co., 1.88%, 11/01/30	200	157,505
Honda Motor Co. Ltd.
2.27%, 03/10/25	600	573,939
2.53%, 03/10/27	450	414,551
2.97%, 03/10/32(a)	637	567,057
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	996	1,231,924
PACCAR Financial Corp.
0.50%, 08/09/24	333	316,554
3.55%, 08/11/25	200	193,997
4.95%, 10/03/25	235	234,998
4.45%, 03/30/26	395	392,268
1.10%, 05/11/26	530	478,325
2.00%, 02/04/27	225	203,427
4.60%, 01/10/28	200	199,349
Toyota Motor Corp.
1.34%, 03/25/26	413	376,254
5.28%, 07/13/26(a)	160	161,422
5.12%, 07/13/28	200	203,061
2.76%, 07/02/29(a)	120	108,769
2.36%, 03/25/31	413	351,660
5.12%, 07/13/33	175	179,092
Toyota Motor Credit Corp.
0.63%, 09/13/24	745	706,045
4.40%, 09/20/24	500	494,337
2.00%, 10/07/24	189	181,692
4.80%, 01/10/25	750	745,815
1.45%, 01/13/25	829	785,087
1.80%, 02/13/25	600	569,430
3.00%, 04/01/25	500	481,923
3.95%, 06/30/25	565	552,756
3.65%, 08/18/25	450	437,162
0.80%, 10/16/25	900	818,705
5.40%, 11/10/25	400	403,403
0.80%, 01/09/26	450	406,440
4.45%, 05/18/26	880	869,899
1.13%, 06/18/26	390	350,534
3.20%, 01/11/27	500	473,317
1.90%, 01/13/27	829	750,084
3.05%, 03/22/27	829	778,504
1.15%, 08/13/27	350	303,048
4.55%, 09/20/27	500	494,500
5.45%, 11/10/27	450	460,247
4.63%, 01/12/28(a)	600	597,854
1.90%, 04/06/28	311	275,352
3.65%, 01/08/29	179	169,472
4.45%, 06/29/29	200	196,967
2.15%, 02/13/30	413	354,009
3.38%, 04/01/30	829	760,189

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
Toyota Motor Credit Corp. (continued)
4.55%, 05/17/30	$380	$372,116
1.90%, 09/12/31	579	465,253

		50,930,873

Banks — 8.9%
African Development Bank, 4.38%, 03/14/28	2,000	1,999,979
Asian Development Bank
3.75%, 04/25/28	1,500	1,462,298
3.88%, 06/14/33	1,000	978,833
Asian Infrastructure Investment Bank, 3.38%, 06/29/25	1,500	1,447,950
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	450	434,945
5.09%, 12/08/25	750	746,512
Australia and New Zealand Banking Group Ltd., 5.38%, 07/03/25	435	435,547
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25(a)	600	545,758
(1-year CMT + 2.30%), 5.86%, 09/14/26(b)	400	396,390
(1-year CMT + 2.70%), 6.14%, 09/14/28(b)	400	403,985
Banco Santander SA, 6.92%, 08/08/33	400	400,000
BANCO SANTANDER SA, 5.59%, 08/08/28	400	400,000
Bank of America Corp., (1-day SOFR + 1.91%), 5.29%, 04/25/34	2,680	2,659,548
Bank of Montreal
5.20%, 12/12/24	400	397,720
1.50%, 01/10/25	700	660,139
1.85%, 05/01/25	1,000	938,294
3.70%, 06/07/25	700	677,530
5.30%, 06/05/26	800	800,456
1.25%, 09/15/26	459	407,076
2.65%, 03/08/27(a)	637	583,781
5.20%, 02/01/28	400	400,750
(1-day SOFR + 0.60%), 0.95%, 01/22/27(b)	500	447,776
(5-year CMT + 1.40%), 3.09%, 01/10/37(b)	659	516,123
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(b)	413	366,205
Series H, 4.25%, 09/14/24	600	591,236
Series H, 4.70%, 09/14/27	700	687,791
Bank of New York Mellon
(1-day SOFR + 0.80%), 5.22%, 11/21/25(b)	250	248,739
(1-day SOFR + 1.07%), 5.15%, 05/22/26	250	249,296
Bank of Nova Scotia
5.45%, 06/12/25	260	259,256
5.25%, 06/12/28	1,060	1,058,672
BPCE SA, 3.38%, 12/02/26	400	373,508
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	829	783,492
2.25%, 01/28/25	500	476,215
3.30%, 04/07/25	1,000	962,862
5.14%, 04/28/25	700	695,785
3.95%, 08/04/25	700	680,038
0.95%, 10/23/25	596	539,289
1.25%, 06/22/26	259	231,138
5.62%, 07/17/26	150	150,531
3.45%, 04/07/27	500	469,477
5.00%, 04/28/28	300	295,814
3.60%, 04/07/32	400	359,935
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34	1,485	1,508,493

Security	Par (000)	Value

Banks (continued)
Citizens Bank NA/Providence RI
2.25%, 04/28/25	$550	$509,154
3.75%, 02/18/26	400	372,289
(1-day SOFR + 1.45%), 6.06%, 10/24/25(b)	500	484,112
(1-day SOFR + 2.00%), 4.58%, 08/09/28(b)	350	328,367
Citizens Financial Group, Inc.
2.85%, 07/27/26	193	176,460
2.50%, 02/06/30	279	223,308
3.25%, 04/30/30	450	381,412
2.64%, 09/30/32(a)	300	221,743
(5-year CMT + 2.75%), 5.64%, 05/21/37(b)	200	179,433
Comerica, Inc., 4.00%, 02/01/29(a)	829	728,167
Commonwealth Bank of Australia
5.08%, 01/10/25	750	747,136
5.32%, 03/13/26	650	652,857
Cooperatieve Rabobank UA
1.38%, 01/10/25	261	246,184
5.00%, 01/13/25	500	496,599
3.38%, 05/21/25	500	482,107
5.50%, 07/18/25	250	250,456
4.38%, 08/04/25	600	581,236
3.75%, 07/21/26	1,037	978,345
Council Of Europe Development Bank, 3.00%, 06/16/25	800	769,573
Credit Suisse AG
3.63%, 09/09/24	1,000	970,809
1.25%, 08/07/26	1,050	914,286
7.50%, 02/15/28	1,550	1,642,594
Credit Suisse AG/New York
7.95%, 01/09/25	500	511,295
3.70%, 02/21/25	1,650	1,585,705
2.95%, 04/09/25	261	247,013
5.00%, 07/09/27	1,000	966,533
Discover Bank
2.45%, 09/12/24	300	286,355
3.45%, 07/27/26	400	369,905
4.65%, 09/13/28	350	324,228
2.70%, 02/06/30	300	243,350
European Bank for Reconstruction & Development, 4.38%, 03/09/28	1,100	1,101,657
Fifth Third Bancorp
2.38%, 01/28/25	450	426,697
2.55%, 05/05/27	259	232,716
3.95%, 03/14/28	400	371,630
(1-day SOFR + 0.69%), 1.71%, 11/01/27(b)	829	717,171
(1-day SOFR + 1.36%), 4.06%, 04/25/28(a)(b)	279	259,653
(1-day SOFR + 1.66%), 4.34%, 04/25/33(b)	279	251,562
(1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	680	692,372
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(b) .	400	376,371
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(b) .	200	203,077
Fifth Third Bank NA
3.95%, 07/28/25	600	575,835
3.85%, 03/15/26	300	281,681
2.25%, 02/01/27	350	309,948
(1-day SOFR Index + 1.23%), 5.85%, 10/27/25(b) .	400	393,722
First Horizon Corp., 4.00%, 05/26/25	200	187,979
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	225	225,062
HSBC USA, Inc., 5.63%, 03/17/25	290	289,878
Huntington Bancshares, Inc.
2.63%, 08/06/24	642	620,603
4.00%, 05/15/25(a)	829	798,516

3

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares, Inc. (continued)
2.55%, 02/04/30	$660	$542,987
(1-day SOFR + 1.97%), 4.44%, 08/04/28(a)(b)	450	426,130
(1-day SOFR + 2.05%), 5.02%, 05/17/33(a)(b)	200	188,385
Huntington National Bank
5.65%, 01/10/30	400	392,657
(1-day SOFR + 1.22%), 5.70%, 11/18/25(b)	450	440,583
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(b)	750	712,340
ING Groep NV
3.95%, 03/29/27	1,000	954,683
4.55%, 10/02/28	478	460,974
4.05%, 04/09/29	478	447,068
(1-day SOFR + 1.01%), 1.73%, 04/01/27(b)	700	627,921
(1-day SOFR + 1.32%), 2.73%, 04/01/32(b)	450	373,116
(1-day SOFR + 1.64%), 3.87%, 03/28/26(b)	800	772,310
(1-day SOFR + 1.83%), 4.02%, 03/28/28(b)	1,489	1,407,327
(1-day SOFR + 2.07%), 4.25%, 03/28/33(b)	400	365,290
Inter-American Development Bank
4.00%, 01/12/28	2,100	2,070,804
3.50%, 04/12/33	1,100	1,044,279
International Bank for Reconstruction & Development
3.50%, 07/12/28	2,500	2,409,977
3.88%, 02/14/30(a)	4,000	3,914,981
4.00%, 07/25/30	1,500	1,479,016
JPMorgan Chase & Co., (1-day SOFR + 1.85%), 5.35%, 06/01/34	2,415	2,432,373
KeyBank NA
3.30%, 06/01/25(a)	450	420,982
4.15%, 08/08/25	800	765,598
3.40%, 05/20/26	450	403,511
6.95%, 02/01/28	550	539,075
3.90%, 04/13/29	261	213,733
4.90%, 08/08/32	300	256,476
KeyBank NA/Cleveland OH
4.70%, 01/26/26	350	333,882
5.85%, 11/15/27(a)	500	490,192
5.00%, 01/26/33(a)	700	632,532
KeyCorp.
2.25%, 04/06/27	163	141,425
2.55%, 10/01/29	413	332,517
Kreditanstalt fuer Wiederaufbau
3.63%, 04/01/26	1,000	974,401
3.88%, 06/15/28	3,000	2,941,119
4.13%, 07/15/33	2,200	2,196,419
M&T Bank Corp.(b)
(1-day SOFR + 1.85%), 5.05%, 01/27/34	600	564,025
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	450	426,096
Manufacturers & Traders Trust Co.
2.90%, 02/06/25	300	285,520
5.40%, 11/21/25	300	294,185
4.65%, 01/27/26	700	674,373
4.70%, 01/27/28	700	668,728
Mitsubishi UFJ Financial Group, Inc.
(1-year CMT + 1.70%), 5.24%, 04/19/29	335	330,039
(1-year CMT + 1.97%), 5.41%, 04/19/34(a)	400	397,868
Morgan Stanley Bank NA
5.48%, 07/16/25	490	490,861
4.75%, 04/21/26	280	276,551
National Australia Bank Ltd.
5.13%, 11/22/24	400	398,603

Security	Par (000)	Value

Banks (continued)
National Australia Bank Ltd. (continued)
5.20%, 05/13/25	$250	$249,510
3.50%, 06/09/25(a)	300	290,920
4.97%, 01/12/26	750	747,288
3.38%, 01/14/26	500	479,674
2.50%, 07/12/26	597	556,059
3.91%, 06/09/27	500	479,347
4.94%, 01/12/28	700	697,999
4.90%, 06/13/28	650	645,106
National Bank of Canada, 5.25%, 01/17/25	500	497,938
PNC Bank NA
2.50%, 08/27/24	261	252,124
2.95%, 02/23/25	500	477,687
3.88%, 04/10/25	500	481,251
3.25%, 06/01/25	500	479,362
3.10%, 10/25/27(a)	800	732,393
4.05%, 07/26/28	900	832,726
PNC Financial Services Group, Inc.
2.20%, 11/01/24	225	215,370
2.60%, 07/23/26	500	464,360
1.15%, 08/13/26	829	734,575
3.15%, 05/19/27	450	419,488
3.45%, 04/23/29	559	509,789
2.55%, 01/22/30	829	699,812
(1-day SOFR + 0.98%), 2.31%, 04/23/32(a)(b)	829	676,690
(1-day SOFR + 1.09%), 4.76%, 01/26/27(b)	370	363,532
(1-day SOFR + 1.32%), 5.81%, 06/12/26(b)	370	370,180
(1-day SOFR + 1.62%), 5.35%, 12/02/28(b)	675	671,039
(1-day SOFR + 1.84%), 5.58%, 06/12/29	1,370	1,372,790
(1-day SOFR + 1.93%), 5.07%, 01/24/34(a)(b)	875	844,187
(1-day SOFR Index + 1.09%), 5.67%, 10/28/25(b)	400	398,017
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(a)(b)	450	412,065
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(b)	700	719,652
Regions Financial Corp.
2.25%, 05/18/25	259	243,536
1.80%, 08/12/28	209	174,320
Royal Bank of Canada
0.75%, 10/07/24	374	353,043
5.66%, 10/25/24	1,000	1,000,016
2.25%, 11/01/24	1,243	1,194,361
1.60%, 01/21/25	500	472,668
3.38%, 04/14/25	631	608,658
4.95%, 04/25/25	900	890,267
1.15%, 06/10/25	800	740,589
4.88%, 01/12/26	300	297,759
0.88%, 01/20/26	1,659	1,488,912
4.65%, 01/27/26	579	568,182
1.20%, 04/27/26	619	554,988
1.15%, 07/14/26	829	740,612
5.20%, 07/20/26	400	400,165
1.40%, 11/02/26	324	287,446
3.63%, 05/04/27	231	218,483
4.24%, 08/03/27	650	629,079
6.00%, 11/01/27	1,100	1,131,990
4.90%, 01/12/28	300	296,545
5.20%, 08/01/28	400	399,384
2.30%, 11/03/31	800	648,579
3.88%, 05/04/32	700	641,622
5.00%, 02/01/33	550	540,067
5.00%, 05/02/33	300	293,523

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada (continued)
Series FXD, 2.05%, 01/21/27(a)	$413	$372,446
Santander Holdings USA, Inc.
3.45%, 06/02/25	500	475,354
4.50%, 07/17/25(a)	1,000	971,108
3.24%, 10/05/26	359	329,084
4.40%, 07/13/27	500	475,181
(1-day SOFR + 1.25%), 2.49%, 01/06/28(b)	675	586,589
(1-day SOFR + 2.33%), 5.81%, 09/09/26(b)	300	297,983
(1-day SOFR + 2.36%), 6.50%, 03/09/29(b)	300	301,310
(1-day SOFR + 2.70%), 6.57%, 06/12/29(b)	138	137,980
Santander U.K. Group Holdings PLC(b)
(1-day SOFR + 0.99%), 1.67%, 06/14/27	1,179	1,032,712
(1-day SOFR + 1.22%), 2.47%, 01/11/28	650	571,969
(1-day SOFR + 1.48%), 2.90%, 03/15/32	250	202,490
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	808,278
(1-day SOFR + 2.75%), 6.83%, 11/21/26	600	608,096
(1-year CMT + 1.25%), 1.53%, 08/21/26	478	429,938
(3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28	400	361,762
Synchrony Bank
5.40%, 08/22/25	500	481,552
5.63%, 08/23/27	500	474,647
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	233,204
Toronto-Dominion Bank
0.70%, 09/10/24	911	862,388
1.25%, 12/13/24	829	781,555
3.77%, 06/06/25	400	388,272
0.75%, 09/11/25	550	499,669
0.75%, 01/06/26	1,493	1,338,552
1.20%, 06/03/26	493	439,104
1.25%, 09/10/26	911	807,968
2.80%, 03/10/27	637	585,360
4.11%, 06/08/27	400	384,283
4.69%, 09/15/27	800	784,664
5.16%, 01/10/28	750	746,909
2.00%, 09/10/31	911	726,562
2.45%, 01/12/32	413	337,854
3.20%, 03/10/32	637	548,481
4.46%, 06/08/32	1,010	950,898
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(b)	413	384,733
Series FXD, 1.45%, 01/10/25	413	390,226
Series FXD, 1.95%, 01/12/27	413	372,546
Toronto-Dominion Bank/The MTN
5.53%, 07/17/26	1,025	1,029,629
5.52%, 07/17/28	425	429,389
Truist Bank
2.15%, 12/06/24	261	248,353
1.50%, 03/10/25	600	558,795
3.63%, 09/16/25	600	567,622
2.25%, 03/11/30	261	208,501
(5-year CMT + 1.15%), 2.64%, 09/17/29(b)	261	241,971
Truist Financial Corp.
2.50%, 08/01/24	1,659	1,605,405
2.85%, 10/26/24	413	398,008
4.00%, 05/01/25(a)	1,000	970,364
3.70%, 06/05/25	550	529,831
1.13%, 08/03/27(a)	745	631,773
3.88%, 03/19/29	330	297,768
1.95%, 06/05/30	659	525,077
(1-day SOFR + 0.61%), 1.27%, 03/02/27(b)	600	534,825
(1-day SOFR + 0.86%), 1.89%, 06/07/29(a)(b)	829	694,740

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp. (continued)
(1-day SOFR + 1.37%), 4.12%, 06/06/28(b)	$255	$241,609
(1-day SOFR + 1.44%), 4.87%, 01/26/29(b)	750	725,124
(1-day SOFR + 1.46%), 4.26%, 07/28/26(b)	2,000	1,935,661
(1-day SOFR + 1.63%), 5.90%, 10/28/26(a)(b)	400	399,451
(1-day SOFR + 1.85%), 5.12%, 01/26/34(a)(b)	665	635,538
(1-day SOFR + 2.05%), 6.05%, 06/08/27	785	786,461
(1-day SOFR + 2.24%), 4.92%, 07/28/33(b)	400	366,258
(1-day SOFR + 2.30%), 6.12%, 10/28/33(b)	500	512,579
(1-day SOFR + 2.36%), 5.87%, 06/08/34	885	892,884
U.S. Bancorp
1.45%, 05/12/25(a)	1,300	1,213,809
3.10%, 04/27/26(a)	800	755,574
3.90%, 04/26/28	1,659	1,567,159
1.38%, 07/22/30(a)	509	391,787
(1-day SOFR + 0.73%), 2.22%, 01/27/28(b)	413	368,735
(1-day SOFR + 1.02%), 2.68%, 01/27/33(b)	413	334,001
(1-day SOFR + 1.23%), 4.65%, 02/01/29(b)	550	527,763
(1-day SOFR + 1.43%), 5.73%, 10/21/26(b)	600	601,883
(1-day SOFR + 1.60%), 4.84%, 02/01/34(b)	1,300	1,220,933
(1-day SOFR + 1.66%), 4.55%, 07/22/28(b)	1,160	1,115,479
(1-day SOFR + 2.02%), 5.78%, 06/12/29(b)	1,045	1,048,802
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)	700	708,856
(1-day SOFR + 2.11%), 4.97%, 07/22/33(b)	175	161,624
(1-day SOFR + 2.26%), 5.84%, 06/12/34(b)	1,013	1,027,157
(5-year CMT + 0.95%), 2.49%, 11/03/36(b)	579	435,905
Series V, 2.38%, 07/22/26	413	382,232
Series X, 3.15%, 04/27/27	520	483,137
U.S. Bank NA
2.05%, 01/21/25	650	616,543
2.80%, 01/27/25	650	623,442
Wells Fargo & Co.
3.30%, 09/09/24	620	605,757
3.00%, 02/19/25	1,038	998,805
3.55%, 09/29/25	829	796,272
3.00%, 04/22/26	3,100	2,917,435
4.10%, 06/03/26	925	887,993
3.00%, 10/23/26	1,450	1,351,570
4.30%, 07/22/27	1,243	1,196,513
4.15%, 01/24/29	829	786,391
(1-day SOFR + 1.32%), 3.91%, 04/25/26(b)	1,331	1,288,185
(1-day SOFR + 1.50%), 3.35%, 03/02/33(b)	2,363	2,022,999
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	1,777	1,661,162
(1-day SOFR + 1.56%), 4.54%, 08/15/26(b)	1,000	978,052
(1-day SOFR + 1.74%), 5.57%, 07/25/29(b)	2,325	2,337,323
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)	1,545	1,506,589
(1-day SOFR + 1.99%), 5.56%, 07/25/34(b)	1,855	1,862,317
(1-day SOFR + 2.00%), 2.19%, 04/30/26(b)	1,189	1,118,127
(1-day SOFR + 2.02%), 5.39%, 04/24/34	2,235	2,217,422
(1-day SOFR + 2.10%), 2.39%, 06/02/28(b)	1,945	1,739,846
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	2,530	2,425,063
(3-mo. CME Term SOFR + 1.01%), 2.16%, 02/11/26(b)	1,243	1,174,747
(3-mo. CME Term SOFR + 1.09%), 2.41%, 10/30/25(b)	1,229	1,176,075
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	1,243	1,049,947
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(b)	1,106	1,034,465
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)	1,659	1,436,113

5

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(b)	$2,143	$2,001,148
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(b)	959	909,085
Westpac Banking Corp.
5.35%, 10/18/24	700	698,393
1.02%, 11/18/24	416	393,200
2.35%, 02/19/25	413	394,614
3.74%, 08/26/25	500	485,219
2.85%, 05/13/26	863	812,685
1.15%, 06/03/26	829	741,991
2.70%, 08/19/26	300	279,348
3.35%, 03/08/27	700	661,689
4.04%, 08/26/27	600	584,224
5.46%, 11/18/27	800	814,266
3.40%, 01/25/28(a)	413	389,583
1.95%, 11/20/28	829	712,043
2.65%, 01/16/30	657	580,776
2.15%, 06/03/31	360	299,441
(1-year CMT + 2.68%), 5.41%, 08/10/33(b)	550	521,291
(5-year CMT + 1.35%), 2.89%, 02/04/30(b)	1,036	973,158
(5-year CMT + 1.53%), 3.02%, 11/18/36(b)	374	287,924
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)	913	703,646
(5-year CMT + 2.00%), 4.11%, 07/24/34(b)	700	618,269
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	620	578,450
Zions Bancorp NA, 3.25%, 10/29/29	261	204,868

		222,062,562

Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26	1,866	1,805,630
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	1,679	1,619,918
4.75%, 01/23/29	2,853	2,840,928
3.50%, 06/01/30	703	649,394
4.90%, 01/23/31(a)	500	504,829
Brown-Forman Corp., 4.75%, 04/15/33(a)	200	200,324
Coca-Cola Co.
1.75%, 09/06/24	339	326,793
3.38%, 03/25/27(a)	400	385,960
2.90%, 05/25/27	163	153,783
1.45%, 06/01/27	1,000	893,718
1.50%, 03/05/28	829	729,080
1.00%, 03/15/28(a)	500	430,404
2.13%, 09/06/29	829	728,594
3.45%, 03/25/30	413	387,278
1.65%, 06/01/30	600	498,333
2.00%, 03/05/31	312	261,668
1.38%, 03/15/31	500	397,294
2.25%, 01/05/32	1,059	895,800
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	655	576,973
1.85%, 09/01/32	482	373,003
Constellation Brands, Inc.
4.75%, 12/01/25	129	127,451
5.00%, 02/02/26	150	148,412
3.70%, 12/06/26	620	593,449
3.50%, 05/09/27(a)	179	169,417
4.35%, 05/09/27	400	390,803
3.60%, 02/15/28	350	328,530

Security	Par (000)	Value

Beverages (continued)
Constellation Brands, Inc. (continued)
4.65%, 11/15/28	$250	$245,780
3.15%, 08/01/29	829	747,588
2.88%, 05/01/30	229	198,741
2.25%, 08/01/31(a)	334	270,360
4.75%, 05/09/32(a)	330	319,100
4.90%, 05/01/33	340	332,267
Diageo Capital PLC
1.38%, 09/29/25	500	462,244
5.20%, 10/24/25	200	200,308
5.30%, 10/24/27	500	507,728
3.88%, 05/18/28	478	459,436
2.38%, 10/24/29	566	492,676
2.00%, 04/29/30	478	400,505
2.13%, 04/29/32	478	387,013
5.50%, 01/24/33	500	526,277
Keurig Dr. Pepper, Inc.
4.42%, 05/25/25	350	343,783
3.40%, 11/15/25	300	287,973
4.60%, 05/25/28	450	441,385
3.95%, 04/15/29(a)	300	284,731
3.20%, 05/01/30	413	368,423
2.25%, 03/15/31	413	339,763
4.05%, 04/15/32(a)	329	305,389
Molson Coors Beverage Co., 3.00%, 07/15/26	1,045	983,943
PepsiCo, Inc.
2.25%, 03/19/25	540	516,283
2.75%, 04/30/25	829	796,216
3.50%, 07/17/25	163	158,386
4.55%, 02/13/26(a)	200	199,368
2.85%, 02/24/26	413	394,602
2.38%, 10/06/26	829	778,862
3.00%, 10/15/27	813	769,201
3.60%, 02/18/28	445	429,293
4.45%, 05/15/28(a)	200	200,567
7.00%, 03/01/29	250	279,923
2.63%, 07/29/29	829	749,543
2.75%, 03/19/30	509	456,789
1.63%, 05/01/30	496	411,205
1.40%, 02/25/31	244	195,878
1.95%, 10/21/31	816	671,647
3.90%, 07/18/32	585	561,968
4.45%, 02/15/33(a)	550	552,170

		33,445,080

Biotechnology — 0.9%
Amgen, Inc.
5.25%, 03/02/25	1,420	1,416,046
3.13%, 05/01/25	620	595,279
5.51%, 03/02/26	850	850,019
2.60%, 08/19/26	591	549,378
2.20%, 02/21/27	650	590,328
3.20%, 11/02/27	359	335,103
5.15%, 03/02/28	2,085	2,086,374
1.65%, 08/15/28	800	685,376
3.00%, 02/22/29	300	271,923
4.05%, 08/18/29	600	570,133
2.45%, 02/21/30	550	469,626
5.25%, 03/02/30	1,470	1,479,623
2.30%, 02/25/31(a)	550	456,252
2.00%, 01/15/32	460	364,414
3.35%, 02/22/32	342	301,028

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Amgen, Inc. (continued)
4.20%, 03/01/33	$600	$557,674
5.25%, 03/02/33	2,370	2,365,329
Baxalta, Inc., 4.00%, 06/23/25	308	299,504
Biogen, Inc.
4.05%, 09/15/25	892	866,183
2.25%, 05/01/30	657	542,796
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	250	234,341
3.70%, 03/15/32	313	274,991
Gilead Sciences, Inc.
3.50%, 02/01/25	970	945,200
3.65%, 03/01/26	1,898	1,830,410
2.95%, 03/01/27	863	809,680
1.20%, 10/01/27	293	253,832
1.65%, 10/01/30	877	713,609
Illumina, Inc.
5.80%, 12/12/25	200	200,779
5.75%, 12/13/27	200	200,631
2.55%, 03/23/31	195	158,939
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	535,771
Royalty Pharma PLC
1.20%, 09/02/25	829	753,631
1.75%, 09/02/27	343	298,153
2.20%, 09/02/30	359	289,017
2.15%, 09/02/31	286	223,645

		23,375,017

Broadline Retail — 1.0%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	1,432	1,392,169
3.40%, 12/06/27	1,628	1,517,214
2.13%, 02/09/31(a)	600	487,428
Amazon.com, Inc.
2.80%, 08/22/24	2,443	2,377,678
4.70%, 11/29/24	500	496,900
3.80%, 12/05/24	800	786,680
3.00%, 04/13/25	1,500	1,451,221
0.80%, 06/03/25	800	741,419
4.60%, 12/01/25	500	497,813
1.00%, 05/12/26	1,409	1,272,273
3.30%, 04/13/27	1,210	1,153,477
1.20%, 06/03/27	509	448,122
3.15%, 08/22/27	2,231	2,104,811
4.55%, 12/01/27	500	499,786
1.65%, 05/12/28	1,409	1,232,240
3.45%, 04/13/29	552	522,588
4.65%, 12/01/29	500	500,761
1.50%, 06/03/30	839	686,747
2.10%, 05/12/31	1,159	968,398
3.60%, 04/13/32	1,726	1,599,610
4.70%, 12/01/32	1,450	1,456,357
O’Reilly Automotive, Inc.
4.35%, 06/01/28	179	174,420
3.90%, 06/01/29	179	168,779
4.20%, 04/01/30	250	235,501
1.75%, 03/15/31	362	286,467
4.70%, 06/15/32	400	384,429
TJX Cos., Inc.
2.25%, 09/15/26	343	318,346
1.15%, 05/15/28	350	300,721

Security	Par (000)	Value

Broadline Retail (continued)
TJX Cos., Inc. (continued)
3.88%, 04/15/30	$250	$237,897
1.60%, 05/15/31	350	284,208
Tractor Supply Co., 1.75%, 11/01/30	201	158,893

		24,743,353

Building Materials — 0.4%
Carrier Global Corp.
2.24%, 02/15/25	476	452,182
2.49%, 02/15/27	542	494,907
2.72%, 02/15/30	1,073	925,690
2.70%, 02/15/31	350	295,940
Eagle Materials, Inc., 2.50%, 07/01/31	313	256,796
Fortune Brands Innovations, Inc.
4.00%, 06/15/25	179	173,207
3.25%, 09/15/29	413	365,376
4.00%, 03/25/32	413	367,713
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	325	262,575
2.00%, 09/16/31	579	461,064
4.90%, 12/01/32	185	182,913
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	153,323
3.50%, 12/15/27	300	280,984
2.40%, 07/15/31	457	373,440
Series CB, 2.50%, 03/15/30	179	151,261
Masco Corp.
1.50%, 02/15/28(a)	300	256,652
2.00%, 10/01/30	109	86,949
2.00%, 02/15/31(a)	413	328,277
Mohawk Industries, Inc., 3.63%, 05/15/30(a)	225	203,255
Owens Corning
4.20%, 12/01/24	163	159,589
3.88%, 06/01/30	225	206,426
Trane Technologies Financing Ltd., 5.25%, 03/03/33(a)	400	403,193
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	400	380,817
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24	413	402,301
3.80%, 03/21/29(a)	300	283,659
Vulcan Materials Co.
5.80%, 03/01/26	350	350,151
3.90%, 04/01/27	129	124,173
3.50%, 06/01/30	400	361,906

		8,744,719

Building Products — 0.8%
Allegion PLC, 3.50%, 10/01/29	413	370,102
Carlisle Cos., Inc.
3.75%, 12/01/27	400	377,977
2.75%, 03/01/30	311	265,845
2.20%, 03/01/32	225	177,998
Fortune Brands Innovations, Inc., 5.88%, 06/01/33	186	187,619
Home Depot, Inc.
2.70%, 04/15/25(a)	159	152,685
3.35%, 09/15/25	993	959,954
4.00%, 09/15/25	450	441,678
3.00%, 04/01/26	550	526,147
2.13%, 09/15/26	413	382,139
2.50%, 04/15/27	660	612,741

7

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
Home Depot, Inc. (continued)
2.88%, 04/15/27	$231	$216,922
2.80%, 09/14/27(a)	413	384,828
0.90%, 03/15/28	558	472,616
1.50%, 09/15/28(a)	413	354,337
3.90%, 12/06/28	362	349,813
2.95%, 06/15/29(a)	938	856,887
2.70%, 04/15/30	725	640,431
1.38%, 03/15/31	475	374,359
1.88%, 09/15/31	413	334,701
3.25%, 04/15/32	734	657,831
4.50%, 09/15/32(a)	600	590,606
Lowe’s Cos., Inc.
4.00%, 04/15/25	829	811,315
4.40%, 09/08/25	650	637,891
3.38%, 09/15/25	413	396,794
4.80%, 04/01/26	170	168,772
2.50%, 04/15/26	791	741,071
3.35%, 04/01/27(a)	350	331,048
3.10%, 05/03/27	1,000	937,082
1.30%, 04/15/28	699	592,863
1.70%, 09/15/28	458	391,700
3.65%, 04/05/29	1,013	943,706
4.50%, 04/15/30	829	802,734
1.70%, 10/15/30	371	297,401
2.63%, 04/01/31	829	700,513
3.75%, 04/01/32	617	559,474
5.00%, 04/15/33(a)	850	841,685
5.15%, 07/01/33(a)	370	369,740

		19,212,005

Capital Markets — 4.0%
Ameriprise Financial, Inc.
3.70%, 10/15/24	179	174,895
3.00%, 04/02/25	250	240,131
2.88%, 09/15/26	413	386,000
4.50%, 05/13/32(a)	313	299,446
5.15%, 05/15/33	210	208,326
Ares Capital Corp.
4.25%, 03/01/25	250	239,721
3.25%, 07/15/25	724	675,422
3.88%, 01/15/26	829	774,277
2.15%, 07/15/26	450	394,222
2.88%, 06/15/27(a)	179	156,904
2.88%, 06/15/28	402	338,503
3.20%, 11/15/31	413	321,166
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	130	112,673
Bank of New York Mellon Corp.
2.10%, 10/24/24	1,563	1,501,661
1.60%, 04/24/25	509	477,765
3.35%, 04/25/25	572	550,598
2.45%, 08/17/26	500	464,610
1.05%, 10/15/26	829	728,954
2.05%, 01/26/27	829	749,580
3.25%, 05/16/27	620	581,359
3.85%, 04/28/28	343	328,093
1.65%, 07/14/28(a)	225	192,479
3.85%, 04/26/29	572	541,231
3.30%, 08/23/29	829	743,814
1.80%, 07/28/31(a)	829	661,956

Security	Par (000)	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (continued)
2.50%, 01/26/32(a)	$413	$337,647
(1-day SOFR + 1.03%), 4.95%, 04/26/27(b)	840	830,222
(1-day SOFR + 1.15%), 3.99%, 06/13/28(a)(b)	100	96,070
(1-day SOFR + 1.17%), 4.54%, 02/01/29(b)	300	292,796
(1-day SOFR + 1.35%), 4.41%, 07/24/26(b)	1,155	1,133,175
(1-day SOFR + 1.42%), 4.29%, 06/13/33(b)	100	93,345
(1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	300	286,121
(1-day SOFR + 1.61%), 4.97%, 04/26/34	440	428,405
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(a)(b)	590	602,249
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(b)	770	797,433
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(b)	409	385,498
Series G, 3.00%, 02/24/25	27	26,020
Series J, 0.85%, 10/25/24(a)	829	782,591
Blackstone Private Credit Fund
2.35%, 11/22/24	200	188,852
2.70%, 01/15/25	130	122,403
4.70%, 03/24/25(a)	413	399,599
7.05%, 09/29/25	450	452,027
2.63%, 12/15/26	675	579,174
3.25%, 03/15/27	394	343,027
4.00%, 01/15/29	243	208,963
Blackstone Secured Lending Fund
3.63%, 01/15/26	450	416,551
2.75%, 09/16/26	300	263,970
2.13%, 02/15/27	400	338,544
2.85%, 09/30/28	240	198,757
Blue Owl Capital Corp.
4.00%, 03/30/25	286	271,190
3.75%, 07/22/25	198	184,852
4.25%, 01/15/26	250	234,319
3.40%, 07/15/26	829	748,123
2.63%, 01/15/27	225	194,239
2.88%, 06/11/28	274	226,484
Blue Owl Capital Corp. III, 3.13%, 04/13/27	130	110,242
Blue Owl Credit Income Corp.
5.50%, 03/21/25	200	193,634
7.75%, 09/16/27(c)	300	299,297
Brookfield Capital Finance LLC, 6.09%, 06/14/33	250	253,777
Brookfield Corp., 4.00%, 01/15/25	166	161,727
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	310,198
Brookfield Finance, Inc.
4.25%, 06/02/26	179	172,516
3.90%, 01/25/28	869	812,134
4.85%, 03/29/29	400	385,334
4.35%, 04/15/30	413	382,837
2.72%, 04/15/31	193	159,343
Charles Schwab Corp.
3.63%, 04/01/25	179	173,434
3.85%, 05/21/25	829	803,179
0.90%, 03/11/26	501	445,088
1.15%, 05/13/26(a)	409	363,697
2.45%, 03/03/27	1,243	1,122,666
3.30%, 04/01/27	350	327,718
3.20%, 01/25/28	829	758,495
2.00%, 03/20/28	660	571,668
3.25%, 05/22/29	130	116,563
2.75%, 10/01/29	179	154,416

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Charles Schwab Corp. (continued)
4.63%, 03/22/30(a)	$179	$175,339
1.65%, 03/11/31	413	318,598
2.30%, 05/13/31(a)	829	670,764
1.95%, 12/01/31	500	388,674
2.90%, 03/03/32	660	553,066
(1-day SOFR + 2.21%), 5.64%, 05/19/29(b)	500	504,374
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	500	515,243
CI Financial Corp., 3.20%, 12/17/30	496	381,303
Credit Suisse USA, Inc., 7.13%, 07/15/32	300	332,198
European Investment Bank, 3.88%, 03/15/28	4,000	3,925,738
Franklin Resources, Inc., 1.60%, 10/30/30	400	315,321
FS KKR Capital Corp.
1.65%, 10/12/24	413	387,210
4.13%, 02/01/25(a)	26	24,898
3.40%, 01/15/26	579	532,894
2.63%, 01/15/27	329	283,395
3.25%, 07/15/27	413	358,007
3.13%, 10/12/28	213	174,072
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32	450	367,380
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	250	231,180
Golub Capital BDC, Inc.
2.50%, 08/24/26	130	114,173
2.05%, 02/15/27(a)	145	121,883
Invesco Finance PLC, 3.75%, 01/15/26	250	241,148
Jefferies Financial Group, Inc.
4.85%, 01/15/27	829	810,360
5.88%, 07/21/28	335	334,165
4.15%, 01/23/30	329	299,924
2.63%, 10/15/31	329	257,309
2.75%, 10/15/32	459	353,992
Kreditanstalt fuer Wiederaufbau
1.38%, 08/05/24	2,489	2,388,852
0.50%, 09/20/24(a)	2,000	1,891,557
2.50%, 11/20/24	1,659	1,599,560
1.25%, 01/31/25	1,000	942,907
2.00%, 05/02/25	1,659	1,573,354
3.13%, 06/10/25	3,000	2,898,010
0.38%, 07/18/25	3,319	3,036,058
0.63%, 01/22/26	1,659	1,501,608
3.00%, 05/20/27	3,700	3,511,797
3.75%, 02/15/28	1,650	1,610,092
2.88%, 04/03/28(a)	1,150	1,079,798
1.75%, 09/14/29(a)	1,243	1,079,667
0.75%, 09/30/30	789	624,023
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	829	791,087
2.38%, 06/10/25	1,659	1,577,080
0.88%, 09/03/30(a)	1,659	1,319,159
Series 40, 0.50%, 05/27/25	1,659	1,525,890
Lazard Group LLC
4.50%, 09/19/28	200	189,453
4.38%, 03/11/29(a)	179	168,556
Main Street Capital Corp., 3.00%, 07/14/26	130	116,157
Morgan Stanley, (1-day SOFR + 1.87%), 5.25%, 04/21/34	2,190	2,161,835
Nasdaq, Inc.
5.65%, 06/28/25	70	70,113

Security	Par (000)	Value

Capital Markets (continued)
Nasdaq, Inc. (continued)
5.35%, 06/28/28	$365	$365,626
Nomura Holdings, Inc.
2.65%, 01/16/25	585	556,343
5.10%, 07/03/25	400	394,097
1.85%, 07/16/25	600	553,277
5.71%, 01/09/26	200	198,670
1.65%, 07/14/26	500	442,732
2.33%, 01/22/27	478	424,297
5.39%, 07/06/27	400	393,935
5.84%, 01/18/28(a)	200	200,497
6.07%, 07/12/28	450	454,059
2.17%, 07/14/28	400	337,057
2.71%, 01/22/29	478	406,703
5.61%, 07/06/29	400	395,254
3.10%, 01/16/30	635	540,706
2.68%, 07/16/30	310	252,389
2.61%, 07/14/31(a)	450	356,240
3.00%, 01/22/32	450	362,044
6.18%, 01/18/33(a)	600	615,330
6.09%, 07/12/33	300	304,832
Northern Trust Corp.
3.95%, 10/30/25	300	290,683
4.00%, 05/10/27	483	466,893
3.65%, 08/03/28(a)	163	154,264
3.15%, 05/03/29	413	377,066
1.95%, 05/01/30	550	456,352
6.13%, 11/02/32(a)	610	635,749
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	829	782,741
0.38%, 09/17/25	700	636,136
4.63%, 11/03/25	500	496,890
4.13%, 01/20/26	500	492,219
0.50%, 02/02/26	600	539,895
4.25%, 03/01/28	1,000	994,423
Prospect Capital Corp.(a)
3.36%, 11/15/26	393	339,116
3.44%, 10/15/28	225	177,800
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24	413	400,810
State Street Corp.
3.30%, 12/16/24	333	323,490
3.55%, 08/18/25	700	680,807
2.65%, 05/19/26	829	779,885
2.40%, 01/24/30	225	193,171
2.20%, 03/03/31	450	364,765
(1-day SOFR + 0.56%), 1.68%, 11/18/27(b)	745	668,139
(1-day SOFR + 0.60%), 4.86%, 01/26/26(b)	210	207,289
(1-day SOFR + 0.73%), 2.20%, 02/07/28(b)	279	252,602
(1-day SOFR + 0.94%), 2.35%, 11/01/25(b)	351	335,958
(1-day SOFR + 1.00%), 2.62%, 02/07/33(a)(b)	123	102,382
(1-day SOFR + 1.13%), 5.10%, 05/18/26(b)	340	337,389
(1-day SOFR + 1.35%), 5.75%, 11/04/26(b)	220	221,516
(1-day SOFR + 1.49%), 3.03%, 11/01/34(b)	130	112,398
(1-day SOFR + 1.57%), 4.82%, 01/26/34(a)(b)	240	230,878
(1-day SOFR + 1.61%), 4.42%, 05/13/33(b)	350	330,340
(1-day SOFR + 1.72%), 5.82%, 11/04/28(b)	115	117,394
(1-day SOFR + 1.73%), 4.16%, 08/04/33(a)(b)	500	461,950
(1-day SOFR + 1.89%), 5.16%, 05/18/34	340	333,840

9

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
State Street Corp. (continued)
(1-day SOFR + 2.60%), 2.90%, 03/30/26(b)	$829	$793,410
(1-day SOFR + 2.65%), 3.15%, 03/30/31(b)	829	734,020
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(b)	350	336,330
Stifel Financial Corp., 4.00%, 05/15/30	300	258,300
UBS Group AG, 4.55%, 04/17/26	1,474	1,429,244
Voya Financial, Inc., 3.65%, 06/15/26	288	271,454

		100,685,692

Chemicals — 1.0%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	483	448,350
1.85%, 05/15/27	342	308,641
2.05%, 05/15/30	355	302,073
4.80%, 03/03/33(a)	400	402,993
Albemarle Corp.
4.65%, 06/01/27(a)	400	388,685
5.05%, 06/01/32	300	286,944
Cabot Corp.
4.00%, 07/01/29	93	85,910
5.00%, 06/30/32	100	95,619
Celanese U.S. Holdings LLC
6.05%, 03/15/25	900	899,159
1.40%, 08/05/26	130	113,723
6.17%, 07/15/27	950	956,795
6.33%, 07/15/29	410	411,524
6.38%, 07/15/32(a)	420	424,853
Dow Chemical Co.
4.80%, 11/30/28	475	470,851
7.38%, 11/01/29	500	554,567
2.10%, 11/15/30	450	368,372
6.30%, 03/15/33(a)	600	640,539
DuPont de Nemours, Inc.
4.49%, 11/15/25	750	736,084
4.73%, 11/15/28	1,243	1,232,526
Eastman Chemical Co.
3.80%, 03/15/25	869	844,369
4.50%, 12/01/28	179	172,028
5.75%, 03/08/33	160	159,683
Ecolab, Inc.
2.70%, 11/01/26	500	470,968
3.25%, 12/01/27	179	168,566
5.25%, 01/15/28	150	152,637
4.80%, 03/24/30	413	412,610
1.30%, 01/30/31(a)	660	520,483
2.13%, 02/01/32(a)	829	682,722
EIDP, Inc.
1.70%, 07/15/25	660	614,763
4.50%, 05/15/26	350	343,637
2.30%, 07/15/30	660	550,052
4.80%, 05/15/33(a)	350	339,827
Emerson Electric Co.
3.15%, 06/01/25	250	240,970
0.88%, 10/15/26	350	309,871
1.80%, 10/15/27	400	356,084
2.00%, 12/21/28	413	359,292
2.20%, 12/21/31	225	185,839
FMC Corp.
5.15%, 05/18/26	220	217,446
3.20%, 10/01/26	100	92,576

Security	Par (000)	Value

Chemicals (continued)
FMC Corp. (continued)
3.45%, 10/01/29	$305	$266,908
5.65%, 05/18/33	220	212,268
Huntsman International LLC
4.50%, 05/01/29	300	278,560
2.95%, 06/15/31	120	96,692
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	413	389,314
Linde, Inc.
2.65%, 02/05/25	107	102,757
4.70%, 12/05/25	200	199,801
3.20%, 01/30/26	163	156,909
1.10%, 08/10/30(a)	745	589,211
Linde, Inc./CT, 4.80%, 12/05/24	100	99,584
LYB International Finance III LLC
1.25%, 10/01/25	136	123,832
2.25%, 10/01/30(a)	558	456,438
5.63%, 05/15/33(a)	220	219,956
Mosaic Co., 4.05%, 11/15/27(a)	829	796,104
Nutrien Ltd.
3.00%, 04/01/25	163	155,744
5.95%, 11/07/25	350	353,779
4.00%, 12/15/26	163	156,688
4.90%, 03/27/28	460	453,035
4.20%, 04/01/29	300	284,553
2.95%, 05/13/30	179	155,999
PPG Industries, Inc.
2.40%, 08/15/24	129	124,652
1.20%, 03/15/26	346	311,377
3.75%, 03/15/28	500	474,801
2.80%, 08/15/29	129	115,017
RPM International, Inc., 2.95%, 01/15/32	159	127,035
Sherwin-Williams Co.
4.25%, 08/08/25	150	147,009
3.95%, 01/15/26	413	399,949
3.45%, 06/01/27	963	911,620
2.95%, 08/15/29	512	455,774
2.30%, 05/15/30	350	294,019
2.20%, 03/15/32	211	169,822
Westlake Corp.
3.60%, 08/15/26	413	390,241
3.38%, 06/15/30	225	195,536

		25,987,615

Commercial Services & Supplies — 0.1%
GATX Corp.
3.25%, 09/15/26	620	572,947
3.85%, 03/30/27	413	386,638
4.70%, 04/01/29	179	171,371
1.90%, 06/01/31	159	121,420
3.50%, 06/01/32	350	297,207
4.90%, 03/15/33(a)	215	203,078
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	250	194,075
Waste Management, Inc., 4.88%, 02/15/29	375	373,583

		2,320,319

Communications Equipment — 0.2%
Cisco Systems, Inc.
3.50%, 06/15/25	250	243,386
2.95%, 02/28/26	293	281,748

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Communications Equipment (continued)
Cisco Systems, Inc. (continued)
2.50%, 09/20/26	$829	$782,196
Juniper Networks, Inc.
3.75%, 08/15/29	413	377,899
2.00%, 12/10/30	250	193,742
Motorola Solutions, Inc.
4.60%, 02/23/28	413	401,246
4.60%, 05/23/29(a)	799	776,536
2.30%, 11/15/30	694	558,219
2.75%, 05/24/31	550	450,422
Nokia OYJ, 4.38%, 06/12/27	350	330,408

		4,395,802

Construction & Engineering — 0.1%
Asian Development Bank, 4.00%, 01/12/33	1,700	1,680,480
Jacobs Engineering Group, Inc., 5.90%, 03/01/33	265	261,807

		1,942,287

Construction Materials — 0.0%
LKQ Corp.(c)
5.75%, 06/15/28	400	397,817
6.25%, 06/15/33	350	352,283
WW Grainger, Inc., 1.85%, 02/15/25	250	237,255

		987,355

Consumer Discretionary — 0.1%
Cintas Corp. No. 2
3.45%, 05/01/25	159	153,915
3.70%, 04/01/27	413	398,047
4.00%, 05/01/32	350	331,220
GXO Logistics, Inc.
1.65%, 07/15/26	129	113,471
2.65%, 07/15/31	413	323,423
Quanta Services, Inc.
2.90%, 10/01/30	443	376,294
2.35%, 01/15/32	150	118,812
RELX Capital, Inc.
4.00%, 03/18/29	400	383,389
3.00%, 05/22/30	450	399,219
4.75%, 05/20/32	210	204,970

		2,802,760

Consumer Finance — 2.3%
American Express Co.
3.00%, 10/30/24	829	803,844
3.63%, 12/05/24	225	219,128
2.25%, 03/04/25	1,009	958,334
3.95%, 08/01/25	1,700	1,651,773
4.20%, 11/06/25	450	439,392
4.90%, 02/13/26	1,000	992,218
3.13%, 05/20/26	989	939,222
1.65%, 11/04/26	829	743,040
2.55%, 03/04/27	983	897,695
3.30%, 05/03/27	963	902,134
5.85%, 11/05/27	1,190	1,222,654
4.05%, 05/03/29	399	380,876
(1-day SOFR + 0.97%), 5.39%, 07/28/27(b)	175	174,902
(1-day SOFR + 1.00%), 4.99%, 05/01/26	500	494,189
(1-day SOFR + 1.28%), 5.28%, 07/27/29(b)	525	524,484
(1-day SOFR + 1.76%), 4.42%, 08/03/33(a)(b)	700	658,706
(1-day SOFR + 1.84%), 5.04%, 05/01/34	800	784,635
(1-day SOFR + 1.93%), 5.63%, 07/28/34	50	49,929

Security	Par (000)	Value

Consumer Finance (continued)
American Express Co. (continued)
(1-day SOFR + 2.26%), 4.99%, 05/26/33(b)	$300	$287,384
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	29	25,025
Automatic Data Processing, Inc.
3.38%, 09/15/25	600	580,643
1.70%, 05/15/28	480	421,324
1.25%, 09/01/30(a)	409	328,951
Block Financial LLC
2.50%, 07/15/28	421	357,951
3.88%, 08/15/30	229	200,331
Capital One Financial Corp.
3.30%, 10/30/24(a)	829	800,681
3.20%, 02/05/25	163	155,629
4.25%, 04/30/25(a)	309	299,711
4.20%, 10/29/25	929	894,393
3.75%, 07/28/26	900	848,538
3.75%, 03/09/27	413	386,356
3.65%, 05/11/27	409	381,551
3.80%, 01/31/28	829	768,197
(1-day SOFR + 0.86%), 1.88%, 11/02/27(b)	829	724,272
(1-day SOFR + 1.27%), 2.62%, 11/02/32(b)	413	320,264
(1-day SOFR + 1.29%), 2.64%, 03/03/26(b)	362	340,385
(1-day SOFR + 1.34%), 2.36%, 07/29/32(b)	829	601,482
(1-day SOFR + 1.79%), 3.27%, 03/01/30(b)	562	484,177
(1-day SOFR + 2.06%), 4.93%, 05/10/28(b)	620	595,807
(1-day SOFR + 2.08%), 5.47%, 02/01/29(b)	325	316,282
(1-day SOFR + 2.16%), 4.99%, 07/24/26(b)	750	733,973
(1-day SOFR + 2.37%), 5.27%, 05/10/33(a)(b)	650	619,180
(1-day SOFR + 2.60%), 5.25%, 07/26/30(b)	300	287,813
(1-day SOFR + 2.60%), 5.82%, 02/01/34(a)(b)	285	276,955
(1-day SOFR + 2.64%), 6.31%, 06/08/29(b)	1,065	1,069,023
(1-day SOFR + 2.86%), 6.38%, 06/08/34(b)	1,055	1,065,066
Discover Financial Services
3.95%, 11/06/24	288	280,269
3.75%, 03/04/25	350	337,347
4.50%, 01/30/26	400	385,328
4.10%, 02/09/27	400	372,730
6.70%, 11/29/32	300	307,792
Equifax, Inc.
2.60%, 12/01/24	829	792,682
5.10%, 12/15/27	400	396,892
2.35%, 09/15/31	829	655,338
Global Payments, Inc.
2.65%, 02/15/25	600	571,935
1.20%, 03/01/26	400	357,606
4.80%, 04/01/26	413	405,604
2.15%, 01/15/27	404	360,712
4.95%, 08/15/27	275	269,561
4.45%, 06/01/28	350	331,566
3.20%, 08/15/29	563	496,087
5.30%, 08/15/29	520	510,187
2.90%, 05/15/30	404	342,898
2.90%, 11/15/31	321	264,052
5.40%, 08/15/32(a)	335	328,739
International Finance Corp., 4.50%, 07/13/28	1,100	1,108,120
Mastercard, Inc.
2.00%, 03/03/25(a)	294	280,206
2.95%, 11/21/26	400	378,222
3.30%, 03/26/27	653	623,965

11

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Mastercard, Inc. (continued)
3.50%, 02/26/28	$179	$170,927
4.88%, 03/09/28	410	414,309
2.95%, 06/01/29(a)	393	359,405
3.35%, 03/26/30	686	635,771
1.90%, 03/15/31	425	351,494
2.00%, 11/18/31	274	226,264
4.85%, 03/09/33	200	203,529
Moody’s Corp.
3.75%, 03/24/25	300	291,801
3.25%, 01/15/28(a)	620	578,673
4.25%, 02/01/29	129	124,172
2.00%, 08/19/31(a)	222	179,620
4.25%, 08/08/32(a)	350	332,413
PayPal Holdings, Inc.
2.40%, 10/01/24	970	935,624
1.65%, 06/01/25	362	339,432
2.65%, 10/01/26	829	771,966
3.90%, 06/01/27	350	339,127
2.85%, 10/01/29	856	762,210
2.30%, 06/01/30	384	326,029
4.40%, 06/01/32(a)	430	415,272
S&P Global, Inc.
2.45%, 03/01/27	700	646,333
4.75%, 08/01/28(a)	829	826,145
2.70%, 03/01/29	630	567,458
4.25%, 05/01/29	829	806,506
2.50%, 12/01/29	239	209,319
1.25%, 08/15/30	355	279,298
2.90%, 03/01/32	800	691,952
Synchrony Financial
4.88%, 06/13/25	485	468,630
4.50%, 07/23/25	473	450,078
3.70%, 08/04/26	200	183,151
3.95%, 12/01/27	479	427,460
5.15%, 03/19/29	413	386,164
2.88%, 10/28/31	236	174,942
Visa, Inc.
3.15%, 12/14/25	2,144	2,055,131
1.90%, 04/15/27	559	507,714
0.75%, 08/15/27	350	303,888
2.75%, 09/15/27	303	281,538
2.05%, 04/15/30	829	705,930
1.10%, 02/15/31(a)	360	282,280
Western Union Co.
1.35%, 03/15/26	745	665,678
2.75%, 03/15/31(a)	95	75,120

		55,919,090

Consumer Staples Distribution & Retail — 1.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	179	189,802
Campbell Soup Co.
3.95%, 03/15/25(a)	450	438,824
3.30%, 03/19/25	413	398,400
4.15%, 03/15/28	500	481,024
2.38%, 04/24/30(a)	159	133,402
Conagra Brands, Inc.
4.60%, 11/01/25	829	812,184
1.38%, 11/01/27	323	274,871
7.00%, 10/01/28	200	213,309

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Conagra Brands, Inc. (continued)
4.85%, 11/01/28	$500	$488,280
Costco Wholesale Corp.
3.00%, 05/18/27(a)	393	372,249
1.38%, 06/20/27	700	620,433
1.60%, 04/20/30	1,243	1,031,406
1.75%, 04/20/32	413	331,173
Dollar General Corp.
4.25%, 09/20/24	300	295,338
3.88%, 04/15/27	350	335,623
4.63%, 11/01/27	270	264,146
4.13%, 05/01/28	300	287,016
5.20%, 07/05/28	140	139,751
3.50%, 04/03/30	400	360,290
5.00%, 11/01/32(a)	355	344,660
5.45%, 07/05/33(a)	630	625,917
Dollar Tree, Inc.
4.00%, 05/15/25	400	388,331
4.20%, 05/15/28	829	794,358
2.65%, 12/01/31	413	338,798
General Mills, Inc.
4.00%, 04/17/25	500	487,480
3.20%, 02/10/27	163	153,845
4.20%, 04/17/28	829	801,364
2.88%, 04/15/30	229	201,758
2.25%, 10/14/31	579	472,618
4.95%, 03/29/33	670	662,167
Ingredion, Inc.
3.20%, 10/01/26	350	329,711
2.90%, 06/01/30	250	215,433
Kellogg Co.
3.25%, 04/01/26	300	286,445
3.40%, 11/15/27(a)	450	423,383
4.30%, 05/15/28	179	174,140
2.10%, 06/01/30	159	131,722
5.25%, 03/01/33	200	201,098
Series B, 7.45%, 04/01/31	400	455,341
Kraft Heinz Foods Co.
3.00%, 06/01/26	994	940,033
3.88%, 05/15/27	702	673,063
4.63%, 01/30/29(a)	163	160,822
3.75%, 04/01/30	371	343,898
4.25%, 03/01/31	163	154,228
6.75%, 03/15/32	130	143,050
Kroger Co.
3.50%, 02/01/26	408	390,457
2.65%, 10/15/26	829	770,661
3.70%, 08/01/27	413	394,152
4.50%, 01/15/29(a)	229	224,504
2.20%, 05/01/30	193	159,929
1.70%, 01/15/31	183	143,399
McCormick & Co., Inc.
0.90%, 02/15/26	308	275,631
3.40%, 08/15/27	350	328,652
2.50%, 04/15/30	209	176,483
1.85%, 02/15/31	314	248,238
Sysco Corp.
3.75%, 10/01/25	476	460,881
3.30%, 07/15/26	520	494,962
3.25%, 07/15/27	829	776,966

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Sysco Corp. (continued)
5.95%, 04/01/30	$529	$551,700
2.45%, 12/14/31(a)	413	336,350
Target Corp.
2.25%, 04/15/25	527	502,328
2.50%, 04/15/26	613	580,758
1.95%, 01/15/27	346	317,598
3.38%, 04/15/29	829	779,340
2.35%, 02/15/30	811	703,548
2.65%, 09/15/30	161	140,547
4.50%, 09/15/32	400	389,634
4.40%, 01/15/33(a)	250	241,589
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	450	438,651
3.45%, 06/01/26	778	734,261
3.20%, 04/15/30(a)	159	135,361
Walmart, Inc.
3.55%, 06/26/25	350	341,520
3.90%, 09/09/25	1,300	1,275,938
4.00%, 04/15/26	270	265,279
3.05%, 07/08/26	350	335,572
1.05%, 09/17/26	656	587,793
5.88%, 04/05/27(a)	800	837,352
3.95%, 09/09/27	550	540,350
3.90%, 04/15/28	320	312,540
3.70%, 06/26/28(a)	550	534,163
1.50%, 09/22/28	453	394,266
3.25%, 07/08/29(a)	400	374,800
4.00%, 04/15/30	500	487,340
1.80%, 09/22/31	734	607,425
4.15%, 09/09/32	500	490,180
4.10%, 04/15/33	1,000	965,824

		36,418,106

Containers & Packaging — 0.5%
Amcor Finance USA, Inc.
3.63%, 04/28/26	350	331,492
4.50%, 05/15/28	250	237,726
5.63%, 05/26/33	220	219,692
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	313	303,016
2.63%, 06/19/30	205	169,501
2.69%, 05/25/31	213	174,493
Avery Dennison Corp.
4.88%, 12/06/28	350	345,120
2.65%, 04/30/30	350	293,439
2.25%, 02/15/32	413	322,198
5.75%, 03/15/33	270	274,722
Berry Global, Inc.
1.57%, 01/15/26	829	751,627
1.65%, 01/15/27(a)	413	358,423
5.50%, 04/15/28(c)	350	345,678
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	829	826,720
Georgia-Pacific LLC, 8.88%, 05/15/31	433	532,681
Packaging Corp. of America
3.40%, 12/15/27	350	326,499
3.00%, 12/15/29	130	114,098
Sonoco Products Co.
1.80%, 02/01/25	159	149,368
2.25%, 02/01/27	88	78,620
3.13%, 05/01/30	227	196,818

Security	Par (000)	Value

Containers & Packaging (continued)
Sonoco Products Co. (continued)
2.85%, 02/01/32	$179	$148,753
Suzano Austria GmbH
2.50%, 09/15/28	250	213,213
6.00%, 01/15/29	878	875,805
5.00%, 01/15/30	400	376,188
3.75%, 01/15/31(a)	809	691,735
3.13%, 01/15/32(a)	400	320,712
WestRock MWV LLC, 8.20%, 01/15/30	26	29,733
WRKCo, Inc.
3.75%, 03/15/25	350	339,347
4.65%, 03/15/26	320	311,386
3.38%, 09/15/27	413	381,772
4.00%, 03/15/28	829	774,022
4.90%, 03/15/29(a)	829	803,705
3.00%, 06/15/33(a)	450	365,733

		11,984,035

Distributors — 0.0%
Genuine Parts Co.
1.75%, 02/01/25	250	235,958
2.75%, 02/01/32	250	205,449

		441,407

Diversified — 0.0%
Parker-Hannifin Corp., 3.25%, 03/01/27	300	282,312

Diversified Consumer Services — 0.0%
Johns Hopkins University, Series A, 4.71%, 07/01/32	125	125,061

Diversified REITs — 3.4%
Agree LP, 4.80%, 10/01/32	200	186,170
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25(a)	450	433,063
4.30%, 01/15/26	620	598,956
3.95%, 01/15/27	413	391,560
4.90%, 12/15/30	450	441,250
3.38%, 08/15/31	679	588,015
2.00%, 05/18/32	600	459,448
1.88%, 02/01/33	683	502,211
American Homes 4 Rent LP
4.25%, 02/15/28	200	189,907
4.90%, 02/15/29	129	125,247
2.38%, 07/15/31	200	159,684
3.63%, 04/15/32	300	260,444
American Tower Corp.
2.95%, 01/15/25	413	397,076
2.40%, 03/15/25	483	457,797
4.00%, 06/01/25(a)	500	485,496
1.60%, 04/15/26	421	379,278
1.45%, 09/15/26	191	169,334
3.38%, 10/15/26	413	388,488
2.75%, 01/15/27	359	328,681
3.65%, 03/15/27	201	188,877
1.50%, 01/31/28	243	204,786
5.50%, 03/15/28	290	291,342
5.25%, 07/15/28	200	197,827
3.95%, 03/15/29	413	382,443
3.80%, 08/15/29	1,063	973,867
2.90%, 01/15/30(a)	447	384,772
2.10%, 06/15/30	309	249,587
1.88%, 10/15/30	399	314,098

13

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
American Tower Corp. (continued)
2.70%, 04/15/31	$496	$410,005
2.30%, 09/15/31	591	469,791
4.05%, 03/15/32(a)	366	330,707
5.55%, 07/15/33	220	220,066
AvalonBay Communities, Inc.
3.45%, 06/01/25	26	25,143
3.20%, 01/15/28	159	147,017
1.90%, 12/01/28	496	423,579
3.30%, 06/01/29	191	172,878
2.30%, 03/01/30	450	377,297
2.45%, 01/15/31	691	578,776
2.05%, 01/15/32(a)	625	503,295
5.00%, 02/15/33(a)	75	74,938
Boston Properties LP
3.20%, 01/15/25	829	791,500
3.65%, 02/01/26	123	115,406
2.75%, 10/01/26	450	405,922
4.50%, 12/01/28	829	768,351
2.90%, 03/15/30	397	324,082
3.25%, 01/30/31	829	683,318
2.55%, 04/01/32	615	468,155
Brandywine Operating Partnership LP
7.55%, 03/15/28	200	184,069
4.55%, 10/01/29	413	322,306
Brixmor Operating Partnership LP
3.85%, 02/01/25	300	288,596
4.13%, 06/15/26	163	153,661
4.13%, 05/15/29	286	257,837
4.05%, 07/01/30	400	363,829
2.50%, 08/16/31	495	386,710
Broadstone Net Lease LLC, 2.60%, 09/15/31	470	341,021
Camden Property Trust
3.15%, 07/01/29	400	359,151
2.80%, 05/15/30(a)	293	255,317
Corporate Office Properties LP
2.00%, 01/15/29	130	100,573
2.75%, 04/15/31	179	137,718
Crown Castle, Inc.
3.20%, 09/01/24	300	291,384
4.45%, 02/15/26	350	341,406
3.70%, 06/15/26	209	198,997
1.05%, 07/15/26	409	360,162
4.00%, 03/01/27	829	790,699
2.90%, 03/15/27	430	394,871
3.65%, 09/01/27	400	374,345
5.00%, 01/11/28	645	635,950
3.80%, 02/15/28	409	382,199
3.30%, 07/01/30	300	263,936
2.25%, 01/15/31	829	674,083
2.10%, 04/01/31	393	313,095
CubeSmart LP
2.25%, 12/15/28(a)	207	175,416
3.00%, 02/15/30	93	79,381
2.00%, 02/15/31	413	322,861
2.50%, 02/15/32	350	277,948
Digital Realty Trust LP
3.70%, 08/15/27	829	775,067
5.55%, 01/15/28	685	682,674
4.45%, 07/15/28	350	332,411
3.60%, 07/01/29(a)	620	560,264

Security	Par (000)	Value

Diversified REITs (continued)
EPR Properties
4.50%, 04/01/25(a)	$130	$123,522
4.75%, 12/15/26	225	206,508
4.50%, 06/01/27	225	203,984
4.95%, 04/15/28	225	202,197
3.75%, 08/15/29	225	184,768
3.60%, 11/15/31	250	195,263
Equinix, Inc.
2.63%, 11/18/24	691	663,936
1.25%, 07/15/25	393	360,204
1.00%, 09/15/25	829	754,409
1.45%, 05/15/26	325	291,473
2.90%, 11/18/26	64	58,981
1.55%, 03/15/28	691	581,991
2.00%, 05/15/28	308	263,671
3.20%, 11/18/29	374	329,597
2.15%, 07/15/30	413	334,562
2.50%, 05/15/31	733	597,785
3.90%, 04/15/32	800	719,748
ERP Operating LP
3.25%, 08/01/27	413	381,904
3.50%, 03/01/28	179	166,228
3.00%, 07/01/29	607	539,757
2.50%, 02/15/30	333	283,042
1.85%, 08/01/31	229	180,099
Essex Portfolio LP
3.50%, 04/01/25	350	337,958
3.38%, 04/15/26	200	189,518
3.63%, 05/01/27	150	140,155
1.70%, 03/01/28(a)	210	178,119
4.00%, 03/01/29	179	165,899
3.00%, 01/15/30	130	111,497
2.55%, 06/15/31	410	330,250
2.65%, 03/15/32	300	240,035
Extra Space Storage LP
5.70%, 04/01/28	50	50,278
2.55%, 06/01/31	413	334,466
2.35%, 03/15/32	205	161,443
Extra Space Storage LP Co.
4.00%, 06/15/29	129	117,932
5.50%, 07/01/30	540	539,341
2.20%, 10/15/30	61	49,018
2.40%, 10/15/31	355	281,184
Federal Realty OP LP
3.25%, 07/15/27	413	375,630
5.38%, 05/01/28	160	157,922
3.50%, 06/01/30	660	577,612
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24	140	135,780
4.00%, 01/15/30	311	271,218
Healthcare Realty Holdings LP
3.50%, 08/01/26	400	372,345
3.75%, 07/01/27	500	464,289
3.10%, 02/15/30	229	196,239
2.00%, 03/15/31	500	383,359
Healthpeak OP LLC
4.00%, 06/01/25	163	157,916
3.25%, 07/15/26	400	380,294
1.35%, 02/01/27(a)	113	98,758
2.13%, 12/01/28	350	298,469
3.50%, 07/15/29(a)	243	219,434

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
Healthpeak OP LLC (continued)
3.00%, 01/15/30	$438	$381,168
2.88%, 01/15/31	400	337,968
5.25%, 12/15/32	430	423,018
Highwoods Realty LP
4.13%, 03/15/28	163	146,366
3.05%, 02/15/30	413	322,814
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	123	118,718
Series H, 3.38%, 12/15/29	629	541,482
Series I, 3.50%, 09/15/30(a)	450	382,274
Series J, 2.90%, 12/15/31	329	260,831
Hudson Pacific Properties LP
3.95%, 11/01/27	300	234,556
4.65%, 04/01/29(a)	179	140,137
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	231	196,645
5.45%, 08/15/30	300	296,598
2.00%, 08/15/31	330	254,790
4.15%, 04/15/32(a)	496	448,167
5.50%, 08/15/33	530	522,803
Kilroy Realty LP
4.25%, 08/15/29	160	136,608
3.05%, 02/15/30	179	142,214
2.50%, 11/15/32	308	215,527
Kimco Realty OP LLC
3.30%, 02/01/25	288	276,438
2.80%, 10/01/26(a)	413	379,656
3.80%, 04/01/27	250	234,245
2.70%, 10/01/30	350	289,929
2.25%, 12/01/31(a)	163	127,608
3.20%, 04/01/32	500	419,164
4.60%, 02/01/33	260	241,865
Kite Realty Group Trust, 4.75%, 09/15/30	200	182,980
Mid-America Apartments LP
4.00%, 11/15/25	250	242,759
1.10%, 09/15/26	198	174,096
3.60%, 06/01/27	413	390,055
3.95%, 03/15/29	413	389,931
2.75%, 03/15/30	163	141,861
1.70%, 02/15/31	126	99,843
National Health Investors, Inc., 3.00%, 02/01/31	200	155,994
Omega Healthcare Investors, Inc.
4.50%, 01/15/25(a)	150	145,353
4.50%, 04/01/27	163	154,153
4.75%, 01/15/28	413	386,055
3.63%, 10/01/29	496	414,764
3.38%, 02/01/31	300	241,013
3.25%, 04/15/33	400	303,262
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	95	71,177
Physicians Realty LP, 2.63%, 11/01/31	413	321,951
Piedmont Operating Partnership LP, 3.15%, 08/15/30	413	305,421
Prologis LP
3.25%, 06/30/26	413	391,841
2.13%, 04/15/27	350	316,251
4.88%, 06/15/28	185	184,057
3.88%, 09/15/28	250	237,144
4.00%, 09/15/28	200	191,174

Security	Par (000)	Value

Diversified REITs (continued)
Prologis LP (continued)
2.88%, 11/15/29	$447	$392,794
2.25%, 04/15/30	427	362,271
1.75%, 07/01/30	243	195,179
1.25%, 10/15/30	300	232,616
1.75%, 02/01/31	191	152,477
2.25%, 01/15/32	210	169,771
4.63%, 01/15/33	465	452,418
4.75%, 06/15/33	505	490,599
Public Storage
1.50%, 11/09/26	657	589,622
1.85%, 05/01/28	198	172,177
1.95%, 11/09/28(a)	642	553,195
2.30%, 05/01/31	219	181,776
2.25%, 11/09/31	408	333,675
Rayonier LP, 2.75%, 05/17/31(a)	591	471,595
Regency Centers LP
3.60%, 02/01/27	350	330,470
2.95%, 09/15/29	179	153,953
3.70%, 06/15/30	413	370,597
Rexford Industrial Realty LP
5.00%, 06/15/28	120	117,251
2.13%, 12/01/30	329	258,739
2.15%, 09/01/31	366	284,246
Sabra Health Care LP
5.13%, 08/15/26	350	337,179
3.90%, 10/15/29	129	106,771
3.20%, 12/01/31	413	314,842
Safehold GL Holdings LLC, 2.80%, 06/15/31(a)	129	100,524
Simon Property Group LP
2.00%, 09/13/24	862	827,808
3.38%, 10/01/24	413	402,228
3.50%, 09/01/25	500	481,519
3.30%, 01/15/26	293	279,639
3.25%, 11/30/26	450	422,180
1.38%, 01/15/27	579	509,996
3.38%, 06/15/27	620	580,051
3.38%, 12/01/27(a)	450	418,591
1.75%, 02/01/28	450	388,155
2.45%, 09/13/29	413	350,464
2.65%, 07/15/30	829	702,729
2.25%, 01/15/32	579	453,802
2.65%, 02/01/32	229	186,006
5.50%, 03/08/33	500	499,511
SITE Centers Corp.
3.63%, 02/01/25	350	331,770
4.25%, 02/01/26	163	152,898
4.70%, 06/01/27	350	327,738
Spirit Realty LP
3.20%, 01/15/27	79	71,389
4.00%, 07/15/29	350	312,947
3.40%, 01/15/30	413	355,080
3.20%, 02/15/31	350	286,236
STORE Capital Corp.
4.50%, 03/15/28	300	264,494
2.70%, 12/01/31	413	289,280
Sun Communities Operating LP
2.30%, 11/01/28	231	194,225
2.70%, 07/15/31	307	244,459
4.20%, 04/15/32	201	176,898

15

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
Sun Communities Operating LP (continued)
5.70%, 01/15/33(a)	$250	$245,726
Tanger Properties LP
3.88%, 07/15/27	79	71,032
2.75%, 09/01/31	200	149,200
UDR, Inc.
4.40%, 01/26/29	129	121,389
3.20%, 01/15/30	413	366,936
3.00%, 08/15/31(a)	413	349,354
1.90%, 03/15/33	350	258,706
2.10%, 06/15/33	300	222,322
Ventas Realty LP
2.65%, 01/15/25	538	509,503
4.13%, 01/15/26	186	178,791
3.25%, 10/15/26	413	380,765
4.00%, 03/01/28	243	225,932
4.40%, 01/15/29	500	468,987
3.00%, 01/15/30	229	195,631
4.75%, 11/15/30(a)	179	169,046
2.50%, 09/01/31	579	458,707
VICI Properties LP
4.38%, 05/15/25	64	62,231
4.75%, 02/15/28	558	531,926
4.95%, 02/15/30(a)	500	473,075
Vornado Realty LP
3.50%, 01/15/25	163	153,135
2.15%, 06/01/26	200	170,125
Welltower OP LLC
4.00%, 06/01/25	1,036	1,003,440
4.25%, 04/01/26	288	279,052
4.25%, 04/15/28	400	379,725
2.05%, 01/15/29	162	135,558
4.13%, 03/15/29	229	213,618
3.10%, 01/15/30	829	723,096
2.75%, 01/15/31	209	173,843
2.80%, 06/01/31	282	233,550
2.75%, 01/15/32	413	334,681
3.85%, 06/15/32(a)	231	205,014
Weyerhaeuser Co.
4.00%, 11/15/29	829	766,923
4.00%, 04/15/30	500	460,915
7.38%, 03/15/32	145	163,630
3.38%, 03/09/33	250	214,668
WP Carey, Inc.
3.85%, 07/15/29	393	355,620
2.45%, 02/01/32	572	449,998

		85,141,258

Diversified Telecommunication Services — 1.6%
AT&T, Inc.
5.54%, 02/20/26	700	698,618
1.70%, 03/25/26	2,654	2,410,974
3.80%, 02/15/27	450	427,913
4.25%, 03/01/27	2,000	1,933,937
2.30%, 06/01/27	900	806,130
1.65%, 02/01/28	1,150	982,176
4.10%, 02/15/28	650	618,208
4.35%, 03/01/29	1,450	1,380,610
4.30%, 02/15/30	1,500	1,404,585
2.75%, 06/01/31	1,159	962,271

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
2.25%, 02/01/32	$1,400	$1,099,546
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/33	300	293,498
British Telecommunications PLC
5.13%, 12/04/28	478	470,683
9.63%, 12/15/30	1,476	1,814,172
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,149	2,543,166
Koninklijke KPN NV, 8.38%, 10/01/30	350	403,090
KT Corp., 4.00%, 08/08/25(a)(c)	400	387,332
Sprint Capital Corp.
6.88%, 11/15/28	1,000	1,060,049
8.75%, 03/15/32	1,000	1,204,881
Telefonica Emisiones SA, 4.10%, 03/08/27	655	627,869
Telefonica Europe BV, 8.25%, 09/15/30	525	605,596
Verizon Communications, Inc.
3.50%, 11/01/24	613	598,293
3.38%, 02/15/25	539	521,811
0.85%, 11/20/25(a)	551	498,151
1.45%, 03/20/26	583	528,669
2.63%, 08/15/26	745	692,882
4.13%, 03/16/27	1,331	1,287,935
3.00%, 03/22/27	700	653,057
2.10%, 03/22/28	1,170	1,023,393
4.33%, 09/21/28	2,545	2,444,337
3.88%, 02/08/29	409	384,755
4.02%, 12/03/29	2,589	2,411,987
3.15%, 03/22/30	829	730,873
1.50%, 09/18/30	450	354,686
1.68%, 10/30/30	459	360,195
1.75%, 01/20/31	889	696,937
2.55%, 03/21/31	2,538	2,106,738
2.36%, 03/15/32	3,006	2,400,360
5.05%, 05/09/33	245	240,546

		40,070,909

Education — 0.0%
Emory University, Series 2020, 2.14%, 09/01/30	250	209,606
Yale University, Series 2020, 1.48%, 04/15/30	98	80,658

		290,264

Electric Utilities — 5.0%
AEP Texas, Inc.
3.95%, 06/01/28	413	389,591
4.70%, 05/15/32	130	124,651
5.40%, 06/01/33	445	445,760
Series I, 2.10%, 07/01/30	600	490,764
AEP Transmission Co. LLC, 3.10%, 12/01/26	413	387,932
AES Corp.
1.38%, 01/15/26	829	749,307
5.45%, 06/01/28	320	317,111
2.45%, 01/15/31	413	336,692
Alabama Power Co.
3.75%, 09/01/27(a)	300	287,026
3.05%, 03/15/32	600	522,381
3.94%, 09/01/32(a)	300	275,931
Series 20-A, 1.45%, 09/15/30	179	141,304
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	500	495,272
Ameren Corp.
2.50%, 09/15/24	525	505,479

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Ameren Corp. (continued)
1.95%, 03/15/27	$637	$571,114
3.50%, 01/15/31	829	740,181
Ameren Illinois Co., 3.85%, 09/01/32	200	182,802
American Electric Power Co., Inc.
5.70%, 08/15/25	450	450,531
5.75%, 11/01/27	400	409,805
2.30%, 03/01/30	225	186,485
5.95%, 11/01/32(a)	200	208,634
5.63%, 03/01/33	678	690,263
Series J, 4.30%, 12/01/28	413	396,076
Series N, 1.00%, 11/01/25	413	374,641
Appalachian Power Co.
Class AA, 2.70%, 04/01/31	250	209,549
Series BB, 4.50%, 08/01/32	200	187,850
Arizona Public Service Co.
3.15%, 05/15/25	163	156,360
2.60%, 08/15/29	413	358,437
2.20%, 12/15/31	129	101,377
6.35%, 12/15/32(a)	300	317,435
5.55%, 08/01/33	175	175,393
Avangrid, Inc.
3.20%, 04/15/25	300	286,312
3.80%, 06/01/29	400	366,402
Baltimore Gas and Electric Co.
2.40%, 08/15/26	129	118,605
2.25%, 06/15/31	239	197,199
Berkshire Hathaway Energy Co.
3.50%, 02/01/25	28	27,201
4.05%, 04/15/25	1,009	987,093
3.25%, 04/15/28	413	381,510
3.70%, 07/15/30	413	379,616
1.65%, 05/15/31(a)	699	544,574
Black Hills Corp.
3.95%, 01/15/26	130	124,550
5.95%, 03/15/28	200	204,227
3.05%, 10/15/29	342	295,124
4.35%, 05/01/33	220	196,341
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	560	558,314
Series AI, 4.45%, 10/01/32	100	95,994
CenterPoint Energy, Inc.
2.50%, 09/01/24	350	337,043
1.45%, 06/01/26	156	139,907
2.95%, 03/01/30	129	112,585
2.65%, 06/01/31	670	557,145
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	413	388,507
CMS Energy Corp.
3.45%, 08/15/27	129	120,531
(5-year CMT + 4.12%), 4.75%, 06/01/50(b)	300	263,650
Commonwealth Edison Co.
2.55%, 06/15/26	163	152,849
3.70%, 08/15/28	413	390,890
4.90%, 02/01/33(a)	120	119,185
Connecticut Light and Power Co.
4.90%, 07/01/33	150	149,185
Series A, 3.20%, 03/15/27	413	388,118
Series A, 2.05%, 07/01/31	660	535,003
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	413	393,567
2.40%, 06/15/31(a)	829	691,010

Security	Par (000)	Value

Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
5.20%, 03/01/33(a)	$200	$202,048
Series 20A, 3.35%, 04/01/30	193	175,283
Series D, 4.00%, 12/01/28(a)	413	397,309
Constellation Energy Generation LLC
3.25%, 06/01/25	350	335,102
5.60%, 03/01/28	200	202,202
5.80%, 03/01/33(a)	200	204,995
Consumers Energy Co.
4.65%, 03/01/28(a)	250	249,036
3.60%, 08/15/32	255	229,337
4.63%, 05/15/33	350	341,617
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	200	201,801
Series A, 2.30%, 12/01/31	130	105,093
Dominion Energy, Inc.
3.07%, 08/15/24(d)(e)	413	401,017
3.90%, 10/01/25	259	250,400
4.25%, 06/01/28	250	239,983
5.38%, 11/15/32(a)	500	500,725
Series A, 1.45%, 04/15/26	130	117,669
Series A, 4.35%, 08/15/32	500	468,225
Series C, 3.38%, 04/01/30	1,093	975,021
Series C, 2.25%, 08/15/31(a)	388	313,483
DTE Electric Co.
5.20%, 04/01/33	300	304,188
Series A, 1.90%, 04/01/28	413	362,969
Series A, 3.00%, 03/01/32(a)	279	240,538
Series C, 2.63%, 03/01/31	300	258,645
DTE Energy Co.
4.22%, 11/01/24(d)(e)	200	196,148
4.88%, 06/01/28	500	493,881
2.95%, 03/01/30	79	68,205
Series C, 2.53%, 10/01/24(d)(e)	229	220,428
Series C, 3.40%, 06/15/29	581	523,689
Series F, 1.05%, 06/01/25	741	681,942
Duke Energy Carolinas LLC
3.95%, 11/15/28	450	429,871
2.45%, 08/15/29	400	344,532
2.45%, 02/01/30	329	282,765
2.55%, 04/15/31	225	191,415
2.85%, 03/15/32	458	387,855
4.95%, 01/15/33	1,335	1,328,515
Series A, 6.00%, 12/01/28	413	429,658
Duke Energy Corp.
0.90%, 09/15/25	222	202,469
5.00%, 12/08/25	65	64,542
2.65%, 09/01/26	863	799,637
3.15%, 08/15/27	413	382,883
5.00%, 12/08/27	210	209,402
4.30%, 03/15/28	180	173,554
2.45%, 06/01/30	306	257,232
2.55%, 06/15/31	829	684,570
4.50%, 08/15/32	200	188,608
(5-year CMT + 2.32%), 3.25%, 01/15/82(b)	516	381,359
Duke Energy Florida LLC
3.20%, 01/15/27	400	378,664
2.50%, 12/01/29	286	248,347
1.75%, 06/15/30	388	315,618
2.40%, 12/15/31	679	559,794

17

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Ohio, Inc., 5.25%, 04/01/33	$130	$131,491
Duke Energy Progress LLC
3.70%, 09/01/28	300	283,385
3.45%, 03/15/29	413	381,866
2.00%, 08/15/31	426	342,348
3.40%, 04/01/32	313	277,710
5.25%, 03/15/33	120	121,600
Edison International
3.55%, 11/15/24	113	109,508
4.70%, 08/15/25	300	293,723
5.75%, 06/15/27	201	202,309
4.13%, 03/15/28	179	168,371
5.25%, 11/15/28	130	128,113
6.95%, 11/15/29	245	260,467
Emera U.S. Finance LP
3.55%, 06/15/26	240	228,425
2.64%, 06/15/31(a)	145	116,190
Enel Chile SA, 4.88%, 06/12/28	400	383,800
Entergy Arkansas LLC
3.50%, 04/01/26	350	336,156
5.15%, 01/15/33	300	301,745
Entergy Corp.
0.90%, 09/15/25	549	497,224
2.95%, 09/01/26	829	768,152
1.90%, 06/15/28(a)	329	282,200
2.80%, 06/15/30	231	196,368
2.40%, 06/15/31	496	400,835
Entergy Louisiana LLC
0.95%, 10/01/24	400	379,535
5.59%, 10/01/24	500	499,320
5.40%, 11/01/24	139	138,468
1.60%, 12/15/30	243	189,271
2.35%, 06/15/32	250	200,675
4.00%, 03/15/33	600	545,075
Entergy Mississippi LLC
2.85%, 06/01/28	413	372,412
5.00%, 09/01/33	40	39,158
Entergy Texas, Inc., 1.75%, 03/15/31	350	276,903
Evergy Kansas Central, Inc., 2.55%, 07/01/26	288	267,700
Evergy Metro, Inc.
3.65%, 08/15/25	97	93,293
4.95%, 04/15/33	115	112,859
Evergy, Inc.
2.45%, 09/15/24	413	397,370
2.90%, 09/15/29	413	360,478
Eversource Energy
4.75%, 05/15/26	70	68,979
2.90%, 03/01/27	313	288,594
4.60%, 07/01/27	400	391,837
5.45%, 03/01/28	765	775,898
2.55%, 03/15/31	413	342,975
3.38%, 03/01/32(a)	313	272,537
5.13%, 05/15/33	400	394,323
Series H, 3.15%, 01/15/25(a)	59	56,874
Series L, 2.90%, 10/01/24	500	483,486
Series M, 3.30%, 01/15/28	143	131,956
Series O, 4.25%, 04/01/29	193	184,570
Series Q, 0.80%, 08/15/25	660	602,819
Series R, 1.65%, 08/15/30(a)	400	317,515

Security	Par (000)	Value

Electric Utilities (continued)
Eversource Energy (continued)
Series U, 1.40%, 08/15/26	$413	$366,597
Exelon Corp.
3.95%, 06/15/25	620	601,787
3.40%, 04/15/26	620	591,231
5.15%, 03/15/28	550	550,657
4.05%, 04/15/30	829	775,039
3.35%, 03/15/32	650	565,956
5.30%, 03/15/33(a)	300	299,752
Series WI, 2.75%, 03/15/27	347	319,050
Florida Power & Light Co.
2.85%, 04/01/25	557	536,995
3.13%, 12/01/25	413	396,340
4.45%, 05/15/26	115	113,914
5.05%, 04/01/28	1,305	1,316,025
4.40%, 05/15/28	470	462,013
4.63%, 05/15/30	180	177,785
2.45%, 02/03/32	919	770,826
5.10%, 04/01/33	290	293,494
4.80%, 05/15/33	315	312,209
Fortis, Inc., 3.06%, 10/04/26	829	768,170
Georgia Power Co.
3.25%, 03/30/27	250	232,688
4.65%, 05/16/28	400	393,117
4.70%, 05/15/32(a)	430	415,272
4.95%, 05/17/33	400	394,118
Series A, 2.20%, 09/15/24	129	124,009
Series B, 2.65%, 09/15/29	229	198,611
Interstate Power and Light Co.
3.25%, 12/01/24	163	157,890
4.10%, 09/26/28	225	214,852
2.30%, 06/01/30	400	331,395
IPALCO Enterprises, Inc., 4.25%, 05/01/30	179	163,119
ITC Holdings Corp.
3.25%, 06/30/26	129	121,975
3.35%, 11/15/27	350	326,156
Kentucky Utilities Co., 5.45%, 04/15/33	175	178,452
Louisville Gas & Electric Co., 5.45%, 04/15/33	95	97,167
MidAmerican Energy Co., 3.65%, 04/15/29	763	712,221
Mississippi Power Co., 3.95%, 03/30/28(a)	300	283,268
National Grid PLC
5.60%, 06/12/28	500	502,049
5.81%, 06/12/33	550	555,776
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25	163	157,059
1.88%, 02/07/25	413	391,131
3.45%, 06/15/25	130	125,305
5.45%, 10/30/25	100	100,279
4.45%, 03/13/26	100	98,938
1.00%, 06/15/26	600	535,718
3.40%, 02/07/28	259	241,733
4.80%, 03/15/28	215	213,058
5.05%, 09/15/28	175	175,078
2.40%, 03/15/30	686	580,561
1.35%, 03/15/31	200	152,172
2.75%, 04/15/32	413	343,659
4.02%, 11/01/32	600	549,852
4.15%, 12/15/32	200	184,348
5.80%, 01/15/33	175	182,665

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
Series D, 1.00%, 10/18/24	$620	$587,432
Nevada Power Co., Series DD, 2.40%, 05/01/30	329	275,910
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24	1,100	1,083,517
6.05%, 03/01/25	1,180	1,188,558
4.45%, 06/20/25	300	295,146
1.88%, 01/15/27	736	660,358
3.55%, 05/01/27	829	783,364
4.63%, 07/15/27	1,000	982,361
4.90%, 02/28/28	500	495,434
1.90%, 06/15/28	566	489,003
3.50%, 04/01/29	1,000	919,842
2.75%, 11/01/29	609	531,341
5.00%, 02/28/30	500	497,129
2.25%, 06/01/30	1,058	879,080
2.44%, 01/15/32	849	689,721
5.00%, 07/15/32	670	657,364
5.05%, 02/28/33(a)	500	490,898
Northern States Power Co., 2.25%, 04/01/31	100	83,125
Ohio Power Co.
5.00%, 06/01/33	70	69,359
Series Q, 1.63%, 01/15/31	359	283,116
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	79	70,485
5.40%, 01/15/33	200	202,364
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	480	435,217
3.70%, 11/15/28(a)	293	278,542
2.75%, 05/15/30	829	723,566
7.00%, 05/01/32	800	900,382
4.55%, 09/15/32	145	139,944
Pacific Gas and Electric Co.
4.95%, 06/08/25	500	487,876
3.45%, 07/01/25	800	760,334
3.15%, 01/01/26	1,109	1,034,409
5.45%, 06/15/27	500	489,554
2.10%, 08/01/27	483	416,388
3.30%, 12/01/27	655	582,950
3.00%, 06/15/28	516	448,596
3.75%, 07/01/28	550	495,839
6.10%, 01/15/29	165	164,050
4.20%, 03/01/29	620	558,807
4.55%, 07/01/30	1,659	1,506,896
2.50%, 02/01/31	1,243	982,268
3.25%, 06/01/31	550	450,638
4.40%, 03/01/32	143	124,851
5.90%, 06/15/32	350	339,312
6.15%, 01/15/33	170	167,821
6.40%, 06/15/33	590	592,933
PacifiCorp, 7.70%, 11/15/31	400	443,666
PECO Energy Co., 4.90%, 06/15/33	264	262,689
PPL Capital Funding, Inc., 3.10%, 05/15/26	400	378,064
PPL Electric Utilities Corp., 5.00%, 05/15/33	500	499,301
Public Service Co. of Colorado
3.70%, 06/15/28	129	121,642
1.88%, 06/15/31	450	357,041
Series 35, 1.90%, 01/15/31	660	529,965
Series 38, 4.10%, 06/01/32(a)	150	139,342

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Co. of Oklahoma
5.25%, 01/15/33	$200	$198,945
Series J, 2.20%, 08/15/31	413	333,029
Public Service Electric and Gas Co.
3.20%, 05/15/29	413	371,272
2.45%, 01/15/30	329	283,886
1.90%, 08/15/31	679	545,212
3.10%, 03/15/32	400	349,640
4.90%, 12/15/32(a)	480	479,275
4.65%, 03/15/33	135	132,105
Public Service Enterprise Group, Inc.
0.80%, 08/15/25	209	189,988
5.85%, 11/15/27	400	409,714
2.45%, 11/15/31	350	282,161
Puget Energy, Inc.
3.65%, 05/15/25	163	156,279
2.38%, 06/15/28	329	283,775
4.10%, 06/15/30	413	373,693
4.22%, 03/15/32	279	250,074
San Diego Gas & Electric Co.
2.50%, 05/15/26	350	326,515
Series VVV, 1.70%, 10/01/30	413	331,279
Series XXX, 3.00%, 03/15/32	350	300,637
Sempra
3.30%, 04/01/25	610	587,673
3.25%, 06/15/27	500	463,195
3.40%, 02/01/28	359	332,779
3.70%, 04/01/29	159	146,311
5.50%, 08/01/33	225	224,947
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)	413	339,153
Sierra Pacific Power Co., 2.60%, 05/01/26	136	126,754
Southern California Edison Co.
4.90%, 06/01/26	140	138,558
5.85%, 11/01/27	500	514,837
5.30%, 03/01/28	495	498,209
6.65%, 04/01/29	300	311,397
2.85%, 08/01/29	184	162,191
2.25%, 06/01/30	179	149,973
2.75%, 02/01/32(a)	413	344,730
5.95%, 11/01/32	525	550,754
Series A, 4.20%, 03/01/29	400	381,679
Series C, 4.20%, 06/01/25	276	270,123
Series D, 4.70%, 06/01/27	300	295,723
Series E, 3.70%, 08/01/25	309	299,149
Series G, 2.50%, 06/01/31	149	123,316
Series K, 0.98%, 08/01/24	350	333,995
Southern Co.
4.48%, 08/01/24(d)(e)	350	344,786
5.15%, 10/06/25	200	199,029
3.25%, 07/01/26	913	863,276
5.11%, 08/01/27	500	495,298
4.85%, 06/15/28	280	276,500
5.70%, 10/15/32	350	361,025
5.20%, 06/15/33	280	277,607
Series 21-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(b)	500	431,306
Series A, 3.70%, 04/30/30	450	411,916
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(b)	829	775,321
Southern Power Co., 4.15%, 12/01/25	650	635,194

19

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Southwestern Electric Power Co.
5.30%, 04/01/33	$75	$74,175
Series M, 4.10%, 09/15/28	179	170,731
Tucson Electric Power Co., 1.50%, 08/01/30	116	90,769
Union Electric Co.
2.95%, 06/15/27	129	120,270
2.15%, 03/15/32	179	142,978
Virginia Electric and Power Co.
2.30%, 11/15/31	413	335,992
2.40%, 03/30/32	530	432,910
5.00%, 04/01/33	275	272,387
Series A, 3.15%, 01/15/26	458	436,584
Series A, 3.50%, 03/15/27	620	588,046
Series A, 3.80%, 04/01/28	413	393,034
Series A, 2.88%, 07/15/29	55	49,039
Series B, 3.75%, 05/15/27	400	384,151
WEC Energy Group, Inc.
5.00%, 09/27/25	260	258,318
4.75%, 01/09/26(a)	390	384,630
5.15%, 10/01/27	500	499,714
1.38%, 10/15/27	350	302,176
4.75%, 01/15/28	250	245,952
2.20%, 12/15/28	350	303,195
Wisconsin Electric Power Co.
1.70%, 06/15/28	159	137,517
4.75%, 09/30/32(a)	305	300,510
5.63%, 05/15/33	200	207,558
Wisconsin Power and Light Co.
3.00%, 07/01/29	129	115,825
1.95%, 09/16/31	194	153,608
3.95%, 09/01/32	400	369,204
4.95%, 04/01/33	40	39,444
Wisconsin Public Service Corp., 5.35%, 11/10/25	250	250,909
Xcel Energy, Inc.
3.30%, 06/01/25	218	209,706
3.35%, 12/01/26	413	388,839
1.75%, 03/15/27	413	366,249
4.00%, 06/15/28	229	217,848
2.60%, 12/01/29	130	111,786
3.40%, 06/01/30	350	311,933
2.35%, 11/15/31	329	261,515
4.60%, 06/01/32(a)	397	375,564
5.45%, 08/15/33	500	499,335

		125,333,411

Electrical Equipment — 0.1%
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	250	200,766
Eaton Corp.
4.35%, 05/18/28	90	88,165
4.00%, 11/02/32(a)	324	302,887
4.15%, 03/15/33	700	662,813
Regal Rexnord Corp.(c)
6.05%, 02/15/26(a)	450	449,857
6.05%, 04/15/28	500	496,948
6.30%, 02/15/30(a)	500	499,180
6.40%, 04/15/33(a)	550	548,539
Tyco Electronics Group SA, 2.50%, 02/04/32	405	338,679

		3,587,834

Security	Par (000)	Value

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp.
4.75%, 03/30/26	$25	$24,788
4.35%, 06/01/29	350	338,424
2.80%, 02/15/30	829	727,123
2.20%, 09/15/31	243	197,816
Arrow Electronics, Inc.
4.00%, 04/01/25	413	400,815
3.88%, 01/12/28	350	325,584
2.95%, 02/15/32	329	267,972
Avnet, Inc.
6.25%, 03/15/28	160	161,566
3.00%, 05/15/31	413	330,970
5.50%, 06/01/32	130	124,111
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	620	615,477
4.13%, 05/01/25	350	339,034
2.67%, 12/01/26(a)	660	596,758
4.25%, 04/01/28(a)	329	304,006
3.28%, 12/01/28	660	576,312
3.25%, 02/15/29	371	323,582
3.57%, 12/01/31	300	253,929
Keysight Technologies, Inc.
4.60%, 04/06/27(a)	450	443,528
3.00%, 10/30/29	660	581,153
Rockwell Automation, Inc., 1.75%, 08/15/31	159	127,770
TD SYNNEX Corp.
1.25%, 08/09/24	300	285,103
1.75%, 08/09/26	279	244,521
2.38%, 08/09/28	179	147,463
2.65%, 08/09/31	413	316,340
Teledyne Technologies, Inc.
2.25%, 04/01/28	350	307,046
2.75%, 04/01/31	829	695,390
Trimble, Inc.
4.90%, 06/15/28	350	342,845
6.10%, 03/15/33	400	406,349
Tyco Electronics Group SA
4.50%, 02/13/26(a)	300	295,620
3.13%, 08/15/27	250	233,620
Vontier Corp.
1.80%, 04/01/26	496	443,734
2.40%, 04/01/28	200	169,484
2.95%, 04/01/31	350	277,704

		11,225,937

Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
2.06%, 12/15/26	566	512,835
3.34%, 12/15/27	721	672,679
3.14%, 11/07/29	243	217,188
4.49%, 05/01/30	350	338,889
Halliburton Co.
3.80%, 11/15/25	151	145,814
2.92%, 03/01/30(a)	329	290,496
NOV, Inc., 3.60%, 12/01/29(a)	179	160,268
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	300	277,490
Schlumberger Investment SA 4.50%, 05/15/28(a)	300	296,372

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy Equipment & Services (continued)
Schlumberger Investment SA (continued)
2.65%, 06/26/30(a)	$550	$481,027
4.85%, 05/15/33	300	297,460

		3,690,518

Environmental, Maintenance & Security Service — 0.3%
Republic Services, Inc.
2.50%, 08/15/24	133	128,785
3.20%, 03/15/25	163	157,336
3.38%, 11/15/27	400	375,783
3.95%, 05/15/28	300	288,578
4.88%, 04/01/29(a)	55	54,795
1.45%, 02/15/31	727	568,453
1.75%, 02/15/32(a)	829	647,538
2.38%, 03/15/33	450	361,198
Waste Connections, Inc.
4.25%, 12/01/28	200	193,095
2.20%, 01/15/32	229	184,717
3.20%, 06/01/32	342	296,916
4.20%, 01/15/33	800	748,033
Waste Management, Inc.
0.75%, 11/15/25	179	162,527
3.15%, 11/15/27	829	776,752
2.00%, 06/01/29	159	135,875
4.63%, 02/15/30	400	394,781
1.50%, 03/15/31	829	656,879
4.15%, 04/15/32	500	474,772
4.63%, 02/15/33	600	587,041

		7,193,854

Financial Services — 17.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.75%, 06/06/28(a)	910	906,731
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24	289	279,251
1.65%, 10/29/24	1,214	1,147,117
3.50%, 01/15/25	300	289,522
6.50%, 07/15/25	655	659,582
4.45%, 10/01/25	400	387,786
1.75%, 01/30/26	655	591,748
2.45%, 10/29/26	1,864	1,674,862
3.65%, 07/21/27	655	604,654
3.00%, 10/29/28	1,823	1,590,530
3.30%, 01/30/32	2,300	1,887,183
Series 3NC1, 1.75%, 10/29/24	400	378,217
Air Lease Corp.
0.80%, 08/18/24	350	331,758
4.25%, 09/15/24	163	159,906
2.30%, 02/01/25	308	291,386
3.25%, 03/01/25	259	248,161
3.38%, 07/01/25	829	790,929
2.88%, 01/15/26(a)	829	775,395
3.75%, 06/01/26	450	429,236
1.88%, 08/15/26	550	492,771
2.20%, 01/15/27	450	403,232
3.63%, 04/01/27	1,000	932,660
3.63%, 12/01/27	130	120,483
5.30%, 02/01/28(a)	300	296,628
2.10%, 09/01/28	413	347,514
3.25%, 10/01/29(a)	413	361,443

Security	Par (000)	Value

Financial Services (continued)
Air Lease Corp. (continued)
3.00%, 02/01/30	$329	$277,962
3.13%, 12/01/30	309	258,784
2.88%, 01/15/32(a)	450	362,442
Aircastle Ltd., 4.25%, 06/15/26	413	392,401
Ally Financial, Inc.
5.13%, 09/30/24	308	302,895
4.63%, 03/30/25	193	186,790
5.80%, 05/01/25	293	288,842
4.75%, 06/09/27(a)	500	471,233
7.10%, 11/15/27(a)	300	305,255
2.20%, 11/02/28	285	231,950
8.00%, 11/01/31	929	985,667
(1-day SOFR + 3.26%), 6.99%, 06/13/29(b)	500	503,704
Banco Santander SA
3.50%, 03/24/25	1,200	1,154,774
2.75%, 05/28/25	600	567,654
5.15%, 08/18/25	1,000	986,704
1.85%, 03/25/26	1,600	1,442,567
4.25%, 04/11/27	1,000	950,805
5.29%, 08/18/27	1,000	982,056
3.80%, 02/23/28	400	367,991
4.38%, 04/12/28	400	378,487
3.31%, 06/27/29	200	177,849
3.49%, 05/28/30	200	175,860
2.75%, 12/03/30	800	629,024
2.96%, 03/25/31	400	331,772
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	800	702,336
(1-year CMT + 1.60%), 3.23%, 11/22/32(b)	600	478,097
(1-year CMT + 2.00%), 4.18%, 03/24/28(b)	800	753,636
Bank of America Corp.
4.20%, 08/26/24	1,450	1,426,880
4.00%, 01/22/25	620	604,172
3.88%, 08/01/25(a)	716	697,824
4.45%, 03/03/26	1,111	1,081,377
3.50%, 04/19/26	1,484	1,424,594
4.25%, 10/22/26	1,069	1,032,315
3.25%, 10/21/27(a)	1,139	1,068,692
(1-day SOFR + 0.65%), 1.53%, 12/06/25(b)	829	779,589
(1-day SOFR + 0.91%), 0.98%, 09/25/25(a)(b)	700	661,351
(1-day SOFR + 0.96%), 1.73%, 07/22/27(b)	3,468	3,107,259
(1-day SOFR + 1.01%), 1.20%, 10/24/26(b)	911	824,801
(1-day SOFR + 1.05%), 2.55%, 02/04/28(b)	908	822,624
(1-day SOFR + 1.06%), 2.09%, 06/14/29(b)	1,659	1,423,385
(1-day SOFR + 1.15%), 1.32%, 06/19/26(b)	1,409	1,294,403
(1-day SOFR + 1.21%), 2.57%, 10/20/32(b)	1,828	1,483,575
(1-day SOFR + 1.22%), 2.30%, 07/21/32(b)	2,550	2,039,780
(1-day SOFR + 1.29%), 5.08%, 01/20/27(b)	1,600	1,582,857
(1-day SOFR + 1.32%), 2.69%, 04/22/32(b)	1,859	1,539,783
(1-day SOFR + 1.33%), 3.38%, 04/02/26(b)	994	956,082
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)	2,218	1,852,856
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)	1,409	1,116,230
(1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	1,009	803,328
(1-day SOFR + 1.58%), 4.38%, 04/27/28(b)	1,000	962,939
(1-day SOFR + 1.63%), 5.20%, 04/25/29(b)	2,240	2,224,852
(1-day SOFR + 1.75%), 4.83%, 07/22/26(b)	1,240	1,223,650
(1-day SOFR + 1.83%), 4.57%, 04/27/33(b)	1,807	1,698,761
(1-day SOFR + 1.99%), 6.20%, 11/10/28(b)	515	529,186
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)	2,055	2,021,320
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)	2,000	1,680,975

21

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Bank of America Corp. (continued)
(1-day SOFR + 2.16%), 5.02%, 07/22/33(a)(b)	$2,430	$2,372,587
(3-mo. CME Term SOFR + 0.90%), 2.02%, 02/13/26(b)	1,160	1,095,206
(3-mo. CME Term SOFR + 1.07%), 3.37%, 01/23/26(b)	1,659	1,599,263
(3-mo. CME Term SOFR + 1.13%), 2.46%, 10/22/25(b)	317	304,603
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(b)	1,953	1,636,228
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)	4,051	3,729,676
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(b)	1,879	1,783,469
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(b)	829	779,929
(3-mo. CME Term SOFR + 1.35%), 3.09%, 10/01/25(b)	829	802,092
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(b)	1,214	1,075,248
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(b)	829	717,563
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(b)	1,249	1,161,799
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(b)	1,201	1,141,043
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(b)	413	384,611
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(b)	829	777,696
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(b)	1,659	1,567,455
(5-year CMT + 1.20%), 2.48%, 09/21/36(b)	829	635,542
(5-year CMT + 2.00%), 3.85%, 03/08/37(b)	800	689,615
Series L, 3.95%, 04/21/25	1,037	1,004,196
Series L, 4.18%, 11/25/27	829	790,801
Series N, (1-day SOFR + 0.91%), 1.66%, 03/11/27(b)	1,409	1,270,125
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(b)	1,409	1,166,734
Bank of Nova Scotia
5.25%, 12/06/24	600	597,219
1.45%, 01/10/25	413	389,043
2.20%, 02/03/25	459	436,329
3.45%, 04/11/25	1,172	1,131,220
4.50%, 12/16/25	163	158,033
4.75%, 02/02/26	1,900	1,875,039
1.35%, 06/24/26	259	231,375
2.70%, 08/03/26	413	383,149
1.30%, 09/15/26	1,160	1,029,163
1.95%, 02/02/27	829	742,346
4.85%, 02/01/30	600	582,010
2.15%, 08/01/31	829	661,052
2.45%, 02/02/32	829	677,613
Barclays PLC
3.65%, 03/16/25	1,150	1,109,527
4.38%, 01/12/26	1,310	1,266,240
5.20%, 05/12/26	1,178	1,147,203
4.34%, 01/10/28	700	662,310
4.84%, 05/09/28	1,178	1,097,892
(1-day SOFR + 2.21%), 5.83%, 05/09/27(b)	800	795,508

Security	Par (000)	Value

Financial Services (continued)
Barclays PLC (continued)
(1-day SOFR + 2.71%), 2.85%, 05/07/26(b)	$1,000	$943,471
(1-day SOFR + 2.98%), 6.22%, 05/09/34(b)	1,300	1,312,101
(1-day SOFR + 3.57%), 7.12%, 06/27/34(b)	600	608,066
(1-year CMT + 1.05%), 2.28%, 11/24/27(b)	878	781,222
(1-year CMT + 1.20%), 2.67%, 03/10/32(b)	1,310	1,042,664
(1-year CMT + 1.30%), 2.89%, 11/24/32(b)	500	398,256
(1-year CMT + 1.90%), 2.65%, 06/24/31(b)	300	242,803
(1-year CMT + 2.30%), 5.30%, 08/09/26(b)	800	788,778
(1-year CMT + 2.65%), 5.50%, 08/09/28(b)	700	688,715
(1-year CMT + 3.00%), 5.75%, 08/09/33(b)	200	195,825
(1-year CMT + 3.05%), 7.33%, 11/02/26(b)	1,700	1,744,920
(1-year CMT + 3.30%), 7.39%, 11/02/28(b)	500	525,932
(1-year CMT + 3.50%), 7.44%, 11/02/33(b)	1,200	1,308,509
(3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)	845	810,377
(3-mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)	478	442,898
(5-year CMT + 2.90%), 3.56%, 09/23/35(b)	478	384,510
BNP Paribas SA, 4.25%, 10/15/24	650	636,497
Cboe Global Markets, Inc.
1.63%, 12/15/30	159	126,134
3.00%, 03/16/32	579	493,184
Citigroup, Inc.
3.88%, 03/26/25	413	400,506
3.30%, 04/27/25	800	772,271
4.40%, 06/10/25	1,813	1,767,391
5.50%, 09/13/25	829	824,559
3.70%, 01/12/26	829	796,927
4.60%, 03/09/26	620	604,954
3.40%, 05/01/26	1,113	1,058,572
3.20%, 10/21/26(a)	1,173	1,099,761
4.30%, 11/20/26	97	93,166
4.45%, 09/29/27(a)	1,489	1,432,259
4.13%, 07/25/28(a)	620	583,568
6.63%, 06/15/32	526	555,509
(1-day SOFR + 0.53%), 1.28%, 11/03/25(b)	366	344,617
(1-day SOFR + 0.69%), 2.01%, 01/25/26(b)	1,190	1,122,857
(1-day SOFR + 0.77%), 1.12%, 01/28/27(b)	974	869,961
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	1,059	943,958
(1-day SOFR + 1.15%), 2.67%, 01/29/31(b)	829	701,288
(1-day SOFR + 1.17%), 2.56%, 05/01/32(b)	1,398	1,141,617
(1-day SOFR + 1.18%), 2.52%, 11/03/32(b)	900	724,354
(1-day SOFR + 1.28%), 3.07%, 02/24/28(b)	829	764,228
(1-day SOFR + 1.35%), 3.06%, 01/25/33(b)	1,243	1,037,835
(1-day SOFR + 1.42%), 2.98%, 11/05/30(b)	829	718,447
(1-day SOFR + 1.53%), 3.29%, 03/17/26(b)	572	548,852
(1-day SOFR + 1.55%), 5.61%, 09/29/26(b)	840	838,220
(1-day SOFR + 1.89%), 4.66%, 05/24/28(b)	1,700	1,658,350
(1-day SOFR + 1.94%), 3.79%, 03/17/33(b)	2,977	2,630,672
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)	1,150	1,112,080
(1-day SOFR + 2.11%), 2.57%, 06/03/31(b)	2,243	1,871,871
(1-day SOFR + 2.34%), 6.27%, 11/17/33(b)	1,500	1,592,574
(1-day SOFR + 2.84%), 3.11%, 04/08/26(b)	1,660	1,588,848
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)	1,990	1,870,391
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(b)	859	797,101
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(b)	2,000	1,887,715
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)	1,873	1,736,573
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(b)	829	773,798

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Citigroup, Inc. (continued)
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(b)	$829	$785,345
Clorox Co.
3.10%, 10/01/27	413	382,985
4.40%, 05/01/29(a)	500	487,533
1.80%, 05/15/30	250	204,108
4.60%, 05/01/32(a)	250	244,173
CME Group, Inc.
3.00%, 03/15/25	286	276,243
3.75%, 06/15/28	179	172,639
2.65%, 03/15/32	321	273,367
Corebridge Financial, Inc.
3.50%, 04/04/25	425	407,858
3.65%, 04/05/27	475	447,228
3.85%, 04/05/29	925	847,953
3.90%, 04/05/32(a)	825	726,588
(5-year CMT + 3.85%), 6.88%, 12/15/52	350	341,551
Deutsche Bank AG
4.50%, 04/01/25(a)	700	674,366
4.10%, 01/13/26	288	278,002
1.69%, 03/19/26	400	363,343
(1-day SOFR + 1.22%), 2.31%, 11/16/27(b)	667	585,954
(1-day SOFR + 1.32%), 2.55%, 01/07/28(b)	1,348	1,184,325
(1-day SOFR + 1.72%), 3.04%, 05/28/32(b)	455	363,209
(1-day SOFR + 1.87%), 2.13%, 11/24/26(b)	919	832,693
(1-day SOFR + 2.26%), 3.74%, 01/07/33(b)	950	726,213
(1-day SOFR + 2.52%), 7.15%, 07/13/27(b)	400	407,947
(1-day SOFR + 2.58%), 3.96%, 11/26/25(b)	1,181	1,137,239
(1-day SOFR + 2.76%), 3.73%, 01/14/32(a)(b)	650	506,962
(1-day SOFR + 3.04%), 3.55%, 09/18/31(b)	1,159	974,131
(1-day SOFR + 3.18%), 6.72%, 01/18/29(b)	950	967,353
(1-day SOFR + 3.19%), 6.12%, 07/14/26(b)	500	497,675
(1-day SOFR + 3.65%), 7.08%, 02/10/34(a)(b)	650	626,111
(5-year USD ICE Swap + 2.55%), 4.88%, 12/01/32(b)	350	307,141
European Investment Bank
3.63%, 07/15/30	2,100	2,027,387
3.75%, 02/14/33	4,000	3,892,723
GE Capital Funding LLC, 4.55%, 05/15/32	800	771,941
Goldman Sachs Group, Inc.
5.70%, 11/01/24	800	799,018
3.50%, 01/23/25	1,012	979,621
3.50%, 04/01/25	1,588	1,531,627
3.75%, 05/22/25	916	884,708
4.25%, 10/21/25	869	842,208
3.75%, 02/25/26	1,613	1,548,761
3.50%, 11/16/26	1,659	1,564,609
5.95%, 01/15/27	163	165,557
3.85%, 01/26/27	1,659	1,582,752
2.60%, 02/07/30	809	688,088
3.80%, 03/15/30	1,006	924,690
(1-day SOFR + 0.79%), 1.09%, 12/09/26(b)	889	799,075
(1-day SOFR + 0.80%), 1.43%, 03/09/27(b)	1,223	1,096,647
(1-day SOFR + 0.82%), 1.54%, 09/10/27(b)	1,659	1,463,973
(1-day SOFR + 0.91%), 1.95%, 10/21/27(b)	2,767	2,467,945
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)	1,210	953,063
(1-day SOFR + 1.11%), 2.64%, 02/24/28(b)	1,693	1,532,871
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	2,423	1,936,099
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)	1,981	1,608,697
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)	2,118	1,737,286

Security	Par (000)	Value

Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)	$1,894	$1,595,965
(1-day SOFR + 1.51%), 4.39%, 06/15/27(b)	620	603,365
(1-day SOFR + 1.73%), 4.48%, 08/23/28(b)	1,000	967,740
(1-day SOFR + 1.85%), 3.62%, 03/15/28(b)	1,270	1,192,223
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)	1,659	1,544,090
(3-mo. CME Term SOFR + 1.46%), 3.27%, 09/29/25(b)	829	804,024
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	2,279	2,161,225
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(b)	1,023	963,322
Hercules Capital, Inc., 3.38%, 01/20/27(a)	130	114,350
HSBC Holdings PLC
4.30%, 03/08/26	1,878	1,822,125
3.90%, 05/25/26	2,489	2,380,132
4.38%, 11/23/26	1,310	1,246,969
4.95%, 03/31/30	886	867,427
(1-day SOFR + 1.10%), 2.25%, 11/22/27(b)	818	731,521
(1-day SOFR + 1.19%), 2.80%, 05/24/32(b)	2,264	1,838,399
(1-day SOFR + 1.29%), 1.59%, 05/24/27(b)	1,300	1,157,498
(1-day SOFR + 1.29%), 2.21%, 08/17/29(b)	800	673,228
(1-day SOFR + 1.41%), 2.87%, 11/22/32(b)	1,310	1,059,262
(1-day SOFR + 1.43%), 3.00%, 03/10/26(b)	1,000	953,818
(1-day SOFR + 1.54%), 1.65%, 04/18/26(a)(b)	1,140	1,057,594
(1-day SOFR + 1.73%), 2.01%, 09/22/28(b)	478	412,743
(1-day SOFR + 1.93%), 2.10%, 06/04/26(b)	1,350	1,256,849
(1-day SOFR + 1.97%), 6.16%, 03/09/29(b)	550	557,275
(1-day SOFR + 2.11%), 4.76%, 06/09/28(b)	500	481,953
(1-day SOFR + 2.39%), 2.85%, 06/04/31(b)	1,310	1,094,808
(1-day SOFR + 2.39%), 6.25%, 03/09/34(b)	1,700	1,752,057
(1-day SOFR + 2.53%), 4.76%, 03/29/33(b)	535	487,575
(1-day SOFR + 2.61%), 5.21%, 08/11/28(b)	900	881,507
(1-day SOFR + 2.87%), 5.40%, 08/11/33(b)	1,000	976,000
(1-day SOFR + 2.98%), 6.55%, 06/20/34(b)	1,000	999,935
(1-day SOFR + 4.25%), 8.11%, 11/03/33(b)	500	554,333
(3-mo. CME Term SOFR + 1.40%), 2.63%, 11/07/25(b)	1,678	1,603,439
(3-mo. CME Term SOFR + 1.61%), 4.29%, 09/12/26(b)	2,489	2,405,136
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(b)	1,189	1,122,185
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(b)	989	932,732
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(b)	2,039	1,841,597
(1-day SOFR + 3.03%), 7.34%, 11/03/26(b)	1,500	1,551,160
(1-day SOFR + 3.35%), 7.39%, 11/03/28(b)	1,805	1,906,433
Inter-American Development Bank, 4.50%, 05/15/26	1,200	1,196,105
Intercontinental Exchange, Inc.
3.65%, 05/23/25	693	676,942
3.75%, 12/01/25	923	895,317
4.00%, 09/15/27(a)	1,145	1,109,724
4.35%, 06/15/29	953	926,328
2.10%, 06/15/30	637	533,238
1.85%, 09/15/32	610	469,218
4.60%, 03/15/33(a)	800	766,610
JPMorgan Chase & Co.
3.88%, 09/10/24	1,077	1,056,631
3.13%, 01/23/25	1,036	1,003,026

23

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
JPMorgan Chase & Co. (continued)
3.90%, 07/15/25	$1,866	$1,819,693
3.30%, 04/01/26	413	393,809
3.20%, 06/15/26(a)	829	787,781
2.95%, 10/01/26	1,239	1,160,987
7.63%, 10/15/26	413	441,298
4.13%, 12/15/26	163	156,941
4.25%, 10/01/27	413	400,039
3.63%, 12/01/27	829	782,827
(1-day SOFR + 0.49%), 0.77%, 08/09/25(b)	829	784,705
(1-day SOFR + 0.61%), 1.56%, 12/10/25(b)	829	781,927
(1-day SOFR + 0.77%), 1.47%, 09/22/27(b)	829	733,904
(1-day SOFR + 0.80%), 1.05%, 11/19/26(a)(b)	1,850	1,670,725
(1-day SOFR + 0.89%), 1.58%, 04/22/27(b)	2,375	2,138,263
(1-day SOFR + 0.92%), 2.60%, 02/24/26(b)	572	546,049
(1-day SOFR + 1.02%), 2.07%, 06/01/29(b)	1,160	1,000,035
(1-day SOFR + 1.07%), 5.55%, 12/15/25(b)	2,500	2,493,171
(1-day SOFR + 1.07%), 1.95%, 02/04/32(b)	1,659	1,320,795
(1-day SOFR + 1.16%), 2.30%, 10/15/25(b)	413	395,470
(1-day SOFR + 1.17%), 2.95%, 02/24/28(b)	534	491,870
(1-day SOFR + 1.18%), 2.55%, 11/08/32(b)	1,244	1,022,125
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)	1,957	1,651,354
(1-day SOFR + 1.32%), 4.08%, 04/26/26(b)	2,194	2,142,310
(1-day SOFR + 1.45%), 5.30%, 07/24/29	1,245	1,247,882
(1-day SOFR + 1.56%), 4.32%, 04/26/28(b)	2,298	2,226,330
(1-day SOFR + 1.75%), 4.57%, 06/14/30(b)	1,300	1,250,750
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)	898	856,829
(1-day SOFR + 1.85%), 2.08%, 04/22/26(b)	1,422	1,337,275
(1-day SOFR + 1.99%), 4.85%, 07/25/28(b)	3,000	2,958,485
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)	1,325	1,120,844
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)	3,050	2,980,242
(1-day SOFR + 2.58%), 5.72%, 09/14/33(b)	1,650	1,675,398
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27(b)	1,650	1,472,263
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(b)	829	654,431
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(b)	829	769,511
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(b)	1,900	1,575,994
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(b)	919	869,508
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(b)	1,229	1,130,189
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(a)(b)	1,539	1,335,474
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(b)	973	927,367
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(b)	1,077	1,016,044
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(b)	1,023	985,949
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(b)	1,659	1,572,496
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(b)	1,450	1,357,402
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(b)	859	737,985
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)	2,759	2,641,706

Security	Par (000)	Value

Financial Services (continued)
Kimberly-Clark Corp.
2.75%, 02/15/26	$413	$392,089
1.05%, 09/15/27	350	302,795
3.95%, 11/01/28	400	387,963
3.20%, 04/25/29	350	324,069
3.10%, 03/26/30	400	363,828
2.00%, 11/02/31	225	185,958
4.50%, 02/16/33	400	397,206
Lloyds Banking Group PLC
4.50%, 11/04/24	1,310	1,283,662
4.45%, 05/08/25	600	584,680
4.65%, 03/24/26	1,200	1,156,789
3.75%, 01/11/27	800	755,854
4.38%, 03/22/28	478	454,431
4.55%, 08/16/28	1,310	1,241,679
(1-year CMT + 0.85%), 1.63%, 05/11/27(b)	800	710,616
(1-year CMT + 1.60%), 3.51%, 03/18/26(b)	1,235	1,184,178
(1-year CMT + 1.70%), 5.87%, 03/06/29(b)	500	498,867
(1-year CMT + 1.75%), 4.72%, 08/11/26(b)	600	587,507
(1-year CMT + 1.80%), 3.75%, 03/18/28(b)	478	444,645
(1-year CMT + 2.30%), 4.98%, 08/11/33(b)	500	470,440
(1-year CMT + 3.75%), 7.95%, 11/15/33(b)	450	490,666
(3-mo. LIBOR US + 1.21%), 3.57%, 11/07/28(b)	500	455,632
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25	1,350	1,277,743
1.41%, 07/17/25	900	829,645
3.85%, 03/01/26	1,000	959,132
3.29%, 07/25/27	829	769,783
3.96%, 03/02/28	829	791,771
3.74%, 03/07/29	1,659	1,540,600
3.20%, 07/18/29	900	797,407
2.56%, 02/25/30	1,310	1,108,246
2.05%, 07/17/30	1,310	1,060,467
(1-year CMT + 0.67%), 1.64%, 10/13/27(b)	750	662,978
(1-year CMT + 0.75%), 1.54%, 07/20/27(b)	1,500	1,335,704
(1-year CMT + 0.83%), 2.34%, 01/19/28(b)	750	673,503
(1-year CMT + 0.95%), 2.31%, 07/20/32(b)	1,310	1,044,006
(1-year CMT + 1.08%), 5.72%, 02/20/26(b)	400	398,713
(1-year CMT + 1.38%), 5.42%, 02/22/29(b)	480	478,766
(1-year CMT + 1.50%), 5.54%, 04/17/26(b)	215	214,086
(1-year CMT + 1.53%), 5.48%, 02/22/31(b)	440	437,046
(1-year CMT + 1.55%), 5.06%, 09/12/25(b)	480	474,899
(1-year CMT + 1.63%), 5.44%, 02/22/34(b)	755	754,503
(1-year CMT + 1.90%), 5.35%, 09/13/28(b)	455	452,377
(1-year CMT + 1.95%), 5.02%, 07/20/28(b)	500	490,334
(1-year CMT + 2.13%), 5.13%, 07/20/33(b)	500	490,214
(1-year CMT + 2.13%), 5.47%, 09/13/33(b)	450	451,612
Mizuho Financial Group, Inc.
2.84%, 09/13/26(a)	800	734,836
3.17%, 09/11/27	478	438,581
4.02%, 03/05/28	600	566,372
2.56%, 09/13/31	1,310	1,031,534
(1-year CMT + 0.67%), 1.23%, 05/22/27(b)	1,310	1,156,460
(1-year CMT + 0.75%), 1.55%, 07/09/27(a)(b)	500	443,270
(1-year CMT + 0.90%), 2.65%, 05/22/26(b)	400	376,251
(1-year CMT + 1.50%), 5.67%, 05/27/29(b)	300	300,291
(1-year CMT + 1.65%), 5.78%, 07/06/29(b)	600	602,691
(1-year CMT + 1.65%), 5.74%, 05/27/31(b)	300	300,449
(1-year CMT + 1.80%), 5.75%, 05/27/34(b)	600	604,957
(1-year CMT + 1.90%), 5.75%, 07/06/34(b)	600	603,018

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Mizuho Financial Group, Inc. (continued)
(1-year CMT + 2.05%), 5.41%, 09/13/28(b)	$400	$397,396
(1-year CMT + 2.40%), 5.67%, 09/13/33(b)	300	301,093
(3-mo. CME Term SOFR + 1.09%), 2.23%, 05/25/26(b)	450	419,633
(3-mo. CME Term SOFR + 1.36%), 2.56%, 09/13/25(b)	236	226,322
(3-mo. CME Term SOFR + 1.39%), 3.15%, 07/16/30(b)	478	415,598
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(b)	600	561,482
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(b)	300	235,209
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(b)	478	382,059
Morgan Stanley
3.70%, 10/23/24	1,243	1,215,353
4.00%, 07/23/25	1,662	1,618,709
5.00%, 11/24/25	1,036	1,023,439
3.88%, 01/27/26	1,450	1,398,907
3.13%, 07/27/26	1,763	1,655,329
4.35%, 09/08/26	1,243	1,201,125
3.63%, 01/20/27	1,659	1,573,819
3.95%, 04/23/27	1,063	1,011,494
3.59%, 07/22/28(b)	1,866	1,737,388
7.25%, 04/01/32	400	458,986
(1-day SOFR + 0.56%), 1.16%, 10/21/25(b)	989	929,515
(1-day SOFR + 0.72%), 0.99%, 12/10/26(b)	1,493	1,335,816
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	1,584	1,407,216
(1-day SOFR + 0.88%), 1.59%, 05/04/27(b)	1,809	1,622,972
(1-day SOFR + 0.94%), 2.63%, 02/18/26(b)	676	643,708
(1-day SOFR + 1.00%), 2.48%, 01/21/28(b)	1,181	1,068,430
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)	972	760,299
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	1,642	1,276,945
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	1,659	1,415,562
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)	2,063	1,641,134
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	1,364	1,099,872
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)	1,662	1,383,209
(1-day SOFR + 1.30%), 5.05%, 01/28/27(b)	480	475,191
(1-day SOFR + 1.36%), 2.48%, 09/16/36(b)	1,031	790,366
(1-day SOFR + 1.59%), 5.16%, 04/20/29(b)	1,710	1,691,988
(1-day SOFR + 1.61%), 4.21%, 04/20/28(b)	1,554	1,492,952
(1-day SOFR + 1.63%), 5.45%, 07/20/29(b)	1,680	1,683,540
(1-day SOFR + 1.67%), 4.68%, 07/17/26(b)	1,715	1,681,182
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)	1,195	1,182,828
(1-day SOFR + 1.88%), 5.42%, 07/21/34(b)	1,295	1,293,982
(1-day SOFR + 1.99%), 2.19%, 04/28/26(b)	2,196	2,066,150
(1-day SOFR + 2.08%), 4.89%, 07/20/33(b)	1,165	1,121,315
(1-day SOFR + 2.24%), 6.30%, 10/18/28(b)	1,800	1,862,498
(1-day SOFR + 2.56%), 6.34%, 10/18/33(b)	1,400	1,488,586
(1-day SOFR + 2.62%), 5.30%, 04/20/37(b)	546	518,149
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)	1,186	1,065,922
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)	1,189	1,112,751
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(b)	1,020	973,603
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	910	905,254
Series I, (1-day SOFR + 0.75%), 0.86%, 10/21/25(b)	550	516,064

Security	Par (000)	Value

Financial Services (continued)
Nasdaq, Inc.
3.85%, 06/30/26	$496	$478,981
1.65%, 01/15/31	243	190,506
National Rural Utilities Cooperative Finance Corp., (5-year CMT + 3.53%), 7.13%, 09/15/53	200	201,832
NatWest Group PLC
4.80%, 04/05/26	478	465,384
(1-year CMT + 0.90%), 1.64%, 06/14/27(b)	1,100	974,040
(1-year CMT + 1.35%), 5.85%, 03/02/27(b)	650	646,207
(1-year CMT + 1.95%), 5.81%, 09/13/29(a)(b)	400	398,302
(1-year CMT + 2.10%), 6.02%, 03/02/34(a)(b)	500	504,741
(1-year CMT + 2.27%), 5.52%, 09/30/28(b)	525	515,764
(1-year CMT + 2.55%), 3.07%, 05/22/28(b)	650	585,876
(1-year CMT + 2.85%), 7.47%, 11/10/26(b)	800	825,058
(3-mo. LIBOR US + 1.75%), 4.89%, 05/18/29(b)	728	695,860
(3-mo. LIBOR US + 1.87%), 4.45%, 05/08/30(b)	478	443,292
(3-mo. LIBOR US + 1.91%), 5.08%, 01/27/30(b)	1,178	1,126,536
(5-year CMT + 2.10%), 3.75%, 11/01/29(b)	1,725	1,638,034
ORIX Corp.
3.70%, 07/18/27	350	329,651
5.00%, 09/13/27	200	198,270
2.25%, 03/09/31	413	337,971
4.00%, 04/13/32	313	287,840
5.20%, 09/13/32(a)	200	201,648
Radian Group, Inc.
4.50%, 10/01/24	150	146,182
6.63%, 03/15/25	400	399,136
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24	1,310	1,259,073
2.35%, 01/15/25	1,310	1,247,266
1.47%, 07/08/25	1,310	1,209,357
0.95%, 01/12/26	550	491,563
5.46%, 01/13/26	500	499,293
3.78%, 03/09/26	2,489	2,382,516
5.88%, 07/13/26(a)	200	202,024
2.63%, 07/14/26	829	766,633
1.40%, 09/17/26	982	867,342
3.01%, 10/19/26	863	801,036
3.45%, 01/11/27	700	656,882
3.36%, 07/12/27	829	774,315
3.35%, 10/18/27	413	380,433
5.52%, 01/13/28	500	503,264
3.54%, 01/17/28	309	285,646
5.80%, 07/13/28	1,300	1,317,615
1.90%, 09/17/28	982	825,461
3.04%, 07/16/29	1,440	1,262,604
3.20%, 09/17/29	413	362,198
2.72%, 09/27/29	478	408,356
5.71%, 01/13/30	1,000	1,012,583
2.75%, 01/15/30	750	645,004
2.13%, 07/08/30	1,310	1,063,817
5.85%, 07/13/30	200	204,172
1.71%, 01/12/31	235	182,170
2.22%, 09/17/31(a)	400	317,769
5.77%, 01/13/33	650	666,068
5.78%, 07/13/33	200	205,072
UBS Group AG, 3.75%, 03/26/25	1,637	1,583,591

		441,661,445

25

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products — 0.6%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	$350	$329,168
3.25%, 03/27/30	500	457,775
2.90%, 03/01/32	523	453,438
4.50%, 08/15/33(a)	310	303,577
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	350	323,924
3.25%, 08/15/26	400	377,146
3.75%, 09/25/27	179	168,999
2.75%, 05/14/31(a)	579	489,506
Conagra Brands, Inc., 5.30%, 10/01/26	250	248,999
Flowers Foods, Inc., 2.40%, 03/15/31	350	285,524
Hershey Co.
2.05%, 11/15/24	413	397,079
2.30%, 08/15/26	350	327,286
4.25%, 05/04/28(a)	35	34,640
2.45%, 11/15/29(a)	413	363,230
4.50%, 05/04/33	50	49,525
Hormel Foods Corp.
1.70%, 06/03/28	277	240,887
1.80%, 06/11/30	400	332,923
J M Smucker Co.
3.50%, 03/15/25	336	325,342
3.38%, 12/15/27	250	234,298
2.13%, 03/15/32(a)	179	142,824
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(c)
2.50%, 01/15/27	400	359,400
5.13%, 02/01/28	500	485,334
3.00%, 02/02/29	350	300,114
5.50%, 01/15/30(a)	700	677,159
3.63%, 01/15/32(a)	550	455,538
3.00%, 05/15/32	900	705,958
5.75%, 04/01/33	880	843,773
JM Smucker Co., 2.38%, 03/15/30	250	211,776
McCormick and Co., Inc., 4.95%, 04/15/33	300	294,587
Mondelez International, Inc.
1.50%, 05/04/25	288	269,497
2.63%, 03/17/27	259	238,765
2.75%, 04/13/30	759	662,936
1.50%, 02/04/31	480	376,537
3.00%, 03/17/32	400	346,257
1.88%, 10/15/32	413	321,367
Pilgrim’s Pride Corp.
4.25%, 04/15/31	450	389,249
3.50%, 03/01/32	360	290,628
6.25%, 07/01/33	550	546,168
Tyson Foods, Inc.
3.95%, 08/15/24	459	450,799
4.00%, 03/01/26	300	290,577
3.55%, 06/02/27(a)	829	783,176
4.35%, 03/01/29	500	477,987

		15,663,672

Gas Utilities — 0.0%
National Fuel Gas Co., 5.50%, 10/01/26	140	138,736

Security	Par (000)	Value

Gas Utilities (continued)
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/33	$160	$159,533
Southern California Gas Co., 5.20%, 06/01/33	220	217,887

		516,156

Ground Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25	350	337,687
3.65%, 09/01/25	620	602,870
7.00%, 12/15/25	163	169,277
3.25%, 06/15/27(a)	1,450	1,377,455
Canadian National Railway Co.
2.95%, 11/21/24	229	221,382
2.75%, 03/01/26	463	436,768
6.90%, 07/15/28	250	271,243
3.85%, 08/05/32	400	372,018
Canadian Pacific Railway Co.
1.35%, 12/02/24	950	897,498
2.90%, 02/01/25	829	797,522
1.75%, 12/02/26	613	552,048
4.00%, 06/01/28	400	383,315
2.88%, 11/15/29	57	50,484
2.05%, 03/05/30	179	149,763
7.13%, 10/15/31	163	182,596
2.45%, 12/02/31	916	801,235
CSX Corp.
3.35%, 11/01/25	163	157,172
2.60%, 11/01/26	400	371,130
3.25%, 06/01/27	309	291,514
3.80%, 03/01/28	1,023	978,807
4.25%, 03/15/29	500	487,275
2.40%, 02/15/30	413	356,186
4.10%, 11/15/32(a)	300	283,977
Kirby Corp., 4.20%, 03/01/28	250	236,101
Norfolk Southern Corp.
2.90%, 06/15/26	400	377,283
3.15%, 06/01/27	727	680,427
2.55%, 11/01/29	107	93,108
5.05%, 08/01/30	440	439,102
3.00%, 03/15/32	374	321,616
4.45%, 03/01/33	500	478,224
Union Pacific Corp.
3.75%, 07/15/25	400	389,079
3.25%, 08/15/25	163	157,290
4.75%, 02/21/26	500	498,035
2.75%, 03/01/26	829	784,106
2.15%, 02/05/27	103	94,024
3.95%, 09/10/28(a)	829	802,282
3.70%, 03/01/29(a)	829	793,783
2.40%, 02/05/30	312	270,138
2.38%, 05/20/31	419	354,085
2.80%, 02/14/32	741	637,134
4.50%, 01/20/33	500	489,066

		18,424,105

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories
2.95%, 03/15/25	400	387,147
3.75%, 11/30/26	1,174	1,146,824
1.15%, 01/30/28	438	378,501

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued)
1.40%, 06/30/30(a)	$366	$300,447
Baxter International, Inc.
1.32%, 11/29/24	600	566,020
2.60%, 08/15/26	603	556,787
1.92%, 02/01/27	502	448,218
2.27%, 12/01/28	446	384,507
3.95%, 04/01/30	413	380,044
1.73%, 04/01/31	400	309,856
2.54%, 02/01/32(a)	600	485,562
Becton Dickinson & Co.
3.73%, 12/15/24	282	275,099
3.70%, 06/06/27	1,051	1,002,859
4.69%, 02/13/28	410	405,510
2.82%, 05/20/30	388	338,763
1.96%, 02/11/31	390	315,732
4.30%, 08/22/32	190	180,563
Boston Scientific Corp., 2.65%, 06/01/30	829	718,239
Danaher Corp., 3.35%, 09/15/25	225	217,004
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30	450	389,714
DH Europe Finance II SARL
2.20%, 11/15/24	829	796,067
2.60%, 11/15/29	366	324,896
Edwards Lifesciences Corp., 4.30%, 06/15/28(a)	400	387,809
GE HealthCare Technologies, Inc.
5.55%, 11/15/24	260	259,708
5.60%, 11/15/25	620	621,778
5.65%, 11/15/27	1,000	1,019,506
5.86%, 03/15/30	500	513,082
5.91%, 11/22/32(a)	1,100	1,143,241
Medtronic Global Holdings SCA
4.25%, 03/30/28	650	635,685
4.50%, 03/30/33	645	629,333
Revvity, Inc.
0.85%, 09/15/24	350	330,813
1.90%, 09/15/28	430	367,315
3.30%, 09/15/29	329	295,043
2.25%, 09/15/31	156	125,012
Smith & Nephew PLC, 2.03%, 10/14/30	560	451,379
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	279,293
Stryker Corp.
1.15%, 06/15/25	400	370,594
3.38%, 11/01/25	480	460,968
3.50%, 03/15/26	413	396,688
3.65%, 03/07/28	350	333,071
1.95%, 06/15/30	400	333,747
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24	1,600	1,518,918
4.80%, 11/21/27(a)	125	125,850
1.75%, 10/15/28(a)	313	270,368
2.60%, 10/01/29	802	710,798
2.00%, 10/15/31(a)	763	621,170
4.95%, 11/21/32	230	232,809
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	350	331,516
3.55%, 04/01/25	700	677,556
3.05%, 01/15/26	400	379,428
2.60%, 11/24/31	261	216,335

		24,347,172

Security	Par (000)	Value

Health Care Providers & Services — 2.1%
Adventist Health System/West, 5.43%, 03/01/32(a)	$500	$497,647
Aetna, Inc., 3.50%, 11/15/24	239	233,192
AmerisourceBergen Corp.
3.45%, 12/15/27	620	582,551
2.80%, 05/15/30	329	285,622
2.70%, 03/15/31	413	351,508
Ascension Health, Series B, 2.53%, 11/15/29	97	83,697
Banner Health, 2.34%, 01/01/30(a)	500	424,928
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	45,302
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	117,797
Cardinal Health, Inc.
3.50%, 11/15/24	163	158,101
3.75%, 09/15/25	413	398,166
3.41%, 06/15/27	829	778,031
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	105,956
Centene Corp.
4.25%, 12/15/27	1,100	1,036,143
2.45%, 07/15/28	1,700	1,464,329
4.63%, 12/15/29	1,750	1,627,027
3.38%, 02/15/30	1,050	903,428
3.00%, 10/15/30	900	753,012
2.50%, 03/01/31	1,000	800,150
2.63%, 08/01/31	550	439,785
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	96,372
CommonSpirit Health
2.76%, 10/01/24	1,862	1,796,468
1.55%, 10/01/25	120	109,538
3.35%, 10/01/29	338	300,025
2.78%, 10/01/30(a)	430	364,061
Elevance Health, Inc.
3.50%, 08/15/24	163	159,388
3.35%, 12/01/24	350	339,443
2.38%, 01/15/25	603	576,499
5.35%, 10/15/25	220	220,337
4.90%, 02/08/26	250	246,901
1.50%, 03/15/26	820	743,632
3.65%, 12/01/27	829	786,287
4.10%, 03/01/28	600	577,001
2.88%, 09/15/29	550	489,028
2.25%, 05/15/30	649	543,799
2.55%, 03/15/31	579	486,421
5.50%, 10/15/32(a)	600	615,187
4.75%, 02/15/33	700	680,976
HCA, Inc.
5.38%, 02/01/25	1,500	1,491,108
5.25%, 04/15/25	829	821,799
5.88%, 02/15/26	550	551,532
5.25%, 06/15/26	829	821,524
5.38%, 09/01/26	400	398,909
4.50%, 02/15/27	400	388,748
3.13%, 03/15/27(c)	942	868,514
5.20%, 06/01/28(a)	245	242,979
5.63%, 09/01/28	550	552,106
5.88%, 02/01/29	600	605,479
4.13%, 06/15/29	1,170	1,085,468
3.50%, 09/01/30	1,650	1,450,348
2.38%, 07/15/31	829	662,101
3.63%, 03/15/32(c)	775	673,454

27

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.50%, 06/01/33	$500	$497,777
Humana, Inc.
3.85%, 10/01/24	413	404,085
4.50%, 04/01/25	350	344,815
1.35%, 02/03/27	633	554,282
3.95%, 03/15/27	350	335,626
5.75%, 03/01/28	115	117,382
3.70%, 03/23/29	288	266,693
3.13%, 08/15/29	413	368,080
2.15%, 02/03/32	384	302,082
5.88%, 03/01/33(a)	500	520,371
Kaiser Foundation Hospitals, 3.15%, 05/01/27	679	639,157
McKesson Corp.
0.90%, 12/03/25	250	225,696
1.30%, 08/15/26	745	666,525
3.95%, 02/16/28(a)	129	124,215
4.90%, 07/15/28	110	110,014
5.10%, 07/15/33	90	90,294
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31	130	96,544
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	200	180,810
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	743	629,511
SSM Health Care Corp., 4.89%, 06/01/28	250	247,516
Stanford Health Care, Series 2020, 3.31%, 08/15/30	250	224,958
Sutter Health
Series 20A, 2.29%, 08/15/30	267	221,043
Series 20-A, 1.32%, 08/15/25	63	57,677
UnitedHealth Group, Inc.
2.38%, 08/15/24(a)	312	302,278
5.00%, 10/15/24	900	898,119
3.75%, 07/15/25	829	807,918
5.15%, 10/15/25	500	500,897
1.25%, 01/15/26	136	124,389
3.10%, 03/15/26	413	395,089
1.15%, 05/15/26	824	745,973
3.45%, 01/15/27	413	395,974
3.38%, 04/15/27	829	789,367
3.70%, 05/15/27(a)	400	386,377
2.95%, 10/15/27	350	325,513
5.25%, 02/15/28	625	639,446
3.85%, 06/15/28	829	798,727
3.88%, 12/15/28	500	480,288
4.25%, 01/15/29	590	575,558
4.00%, 05/15/29	350	336,977
2.88%, 08/15/29	416	377,268
5.30%, 02/15/30	800	820,787
2.00%, 05/15/30	736	617,888
2.30%, 05/15/31	948	798,638
4.20%, 05/15/32	950	905,400
5.35%, 02/15/33	900	932,376
4.50%, 04/15/33	590	574,614
Universal Health Services, Inc.
1.65%, 09/01/26	745	658,657
2.65%, 10/15/30	350	285,148

Security	Par (000)	Value

Health Care Providers & Services (continued)
Universal Health Services, Inc. (continued)
2.65%, 01/15/32	$195	$153,105
UPMC, 5.04%, 05/15/33	614	604,590

		53,288,318

Health Care Technology — 0.2%
IQVIA, Inc., 5.70%, 05/15/28(c)	350	347,858
Laboratory Corp. of America Holdings
3.25%, 09/01/24	229	222,963
2.30%, 12/01/24	829	791,643
3.60%, 02/01/25	450	437,086
1.55%, 06/01/26	425	383,180
3.60%, 09/01/27(a)	413	392,608
2.95%, 12/01/29	400	351,891
2.70%, 06/01/31	156	131,161
Quest Diagnostics, Inc.
3.50%, 03/30/25	305	295,054
3.45%, 06/01/26	250	239,320
4.20%, 06/30/29	163	156,710
2.95%, 06/30/30	350	306,510
2.80%, 06/30/31	329	282,467

		4,338,451

Hotels, Restaurants & Leisure — 0.7%
Choice Hotels International, Inc.
3.70%, 12/01/29	130	115,367
3.70%, 01/15/31	300	259,141
Darden Restaurants, Inc., 3.85%, 05/01/27	250	238,671
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	329	323,789
5.38%, 04/15/26	450	441,613
Hyatt Hotels Corp.
1.80%, 10/01/24	300	287,312
5.38%, 04/23/25	500	495,428
4.38%, 09/15/28	229	216,707
5.75%, 04/23/30	413	417,820
Marriott International, Inc.
5.00%, 10/15/27(a)	210	208,833
4.90%, 04/15/29	490	480,574
Series EE, 5.75%, 05/01/25	502	504,589
Series FF, 4.63%, 06/15/30	829	792,382
Series GG, 3.50%, 10/15/32	400	346,148
Series HH, 2.85%, 04/15/31	550	465,631
Series R, 3.13%, 06/15/26	829	781,095
Series X, 4.00%, 04/15/28	829	784,076
McDonald’s Corp.
3.38%, 05/26/25	413	400,623
3.30%, 07/01/25	455	439,639
3.70%, 01/30/26	829	801,965
3.50%, 03/01/27	829	790,346
3.50%, 07/01/27	360	343,292
3.80%, 04/01/28	829	796,610
2.63%, 09/01/29	400	355,746
2.13%, 03/01/30	450	382,025
3.60%, 07/01/30	315	292,112
4.60%, 09/09/32(a)	400	395,386
Sands China Ltd., 5.90%, 08/08/28	850	825,563
Starbucks Corp.
3.80%, 08/15/25	829	806,073
4.75%, 02/15/26	200	198,540

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued)
2.00%, 03/12/27	$500	$451,044
3.50%, 03/01/28	350	329,730
4.00%, 11/15/28	413	398,186
3.55%, 08/15/29	336	314,264
2.25%, 03/12/30	179	151,497
2.55%, 11/15/30	660	563,029
3.00%, 02/14/32(a)	628	542,576
4.80%, 02/15/33	300	296,608

		17,034,030

Household Durables — 0.2%
DR Horton, Inc.
2.50%, 10/15/24	350	337,233
2.60%, 10/15/25	350	329,988
1.30%, 10/15/26	241	212,835
1.40%, 10/15/27	179	154,398
Leggett & Platt, Inc.
3.80%, 11/15/24	130	126,469
3.50%, 11/15/27	250	231,615
4.40%, 03/15/29	179	170,927
Lennar Corp.
4.75%, 05/30/25	159	156,072
4.75%, 11/29/27	309	300,947
MDC Holdings, Inc., 2.50%, 01/15/31	130	101,975
NVR, Inc., 3.00%, 05/15/30	350	302,865
PulteGroup, Inc.
5.50%, 03/01/26	250	249,011
5.00%, 01/15/27	250	246,476
7.88%, 06/15/32	200	228,430
Toll Brothers Finance Corp.
4.88%, 11/15/25(a)	26	25,500
4.88%, 03/15/27	225	219,488
4.35%, 02/15/28(a)	225	212,811
3.80%, 11/01/29	225	201,789
Whirlpool Corp.
4.75%, 02/26/29(a)	250	243,621
2.40%, 05/15/31	159	129,304
4.70%, 05/14/32	130	124,388
5.50%, 03/01/33(a)	150	150,354

		4,456,496

Household Products — 0.0%
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	235,542
2.30%, 12/15/31	129	105,682
5.60%, 11/15/32	50	52,399

		393,623

Industrial Conglomerates — 0.1%
General Electric Co., Series A, 6.75%, 03/15/32	750	842,049
Pentair Finance SARL, 5.90%, 07/15/32	400	412,297

		1,254,346

Industrial REITs — 0.0%
LXP Industrial Trust, 2.38%, 10/01/31	300	227,577

Insurance — 1.8%
Aegon NV, (6-mo. LIBOR US + 3.54%), 5.50%, 04/11/48(b)	300	286,095
Aflac, Inc.
1.13%, 03/15/26	129	115,782
2.88%, 10/15/26	620	577,339

Security	Par (000)	Value

Insurance (continued)
Aflac, Inc. (continued)
3.60%, 04/01/30	$450	$412,270
Alleghany Corp., 3.63%, 05/15/30	579	535,779
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25	350	337,047
Allstate Corp.
0.75%, 12/15/25	350	314,917
3.28%, 12/15/26(a)	620	587,030
1.45%, 12/15/30(a)	193	149,145
5.25%, 03/30/33(a)	600	595,174
American Equity Investment Life Holding Co., 5.00%, 06/15/27	200	192,431
American International Group, Inc.
2.50%, 06/30/25	553	525,236
3.90%, 04/01/26	287	278,314
4.20%, 04/01/28	500	480,319
5.13%, 03/27/33	590	580,096
Aon Corp.
4.50%, 12/15/28	129	125,330
3.75%, 05/02/29	279	260,425
2.80%, 05/15/30	393	340,285
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	414,631
2.05%, 08/23/31	413	329,598
2.60%, 12/02/31	286	237,075
5.00%, 09/12/32	200	197,515
5.35%, 02/28/33	400	403,749
Aon Global Ltd., 3.88%, 12/15/25	496	481,307
Arch Capital Finance LLC, 4.01%, 12/15/26	179	170,956
Arthur J Gallagher & Co.
2.40%, 11/09/31	413	329,198
5.50%, 03/02/33	35	35,250
Assurant, Inc.
3.70%, 02/22/30	150	128,633
2.65%, 01/15/32	143	107,257
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31	250	213,739
Athene Holding Ltd.
4.13%, 01/12/28	400	370,670
6.15%, 04/03/30(a)	659	667,894
6.65%, 02/01/33	200	203,888
AXA SA, 8.60%, 12/15/30	500	599,174
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	188,269
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	637	592,550
1.85%, 03/12/30	413	349,289
1.45%, 10/15/30	745	602,387
2.88%, 03/15/32	500	439,250
Berkshire Hathaway, Inc., 3.13%, 03/15/26	1,160	1,114,387
Brighthouse Financial, Inc.
3.70%, 06/22/27	400	369,681
5.63%, 05/15/30(a)	229	222,315
Brown & Brown, Inc.
2.38%, 03/15/31(a)	829	670,675
4.20%, 03/17/32	156	141,047
Chubb INA Holdings, Inc.
3.15%, 03/15/25	829	801,168
3.35%, 05/03/26	657	630,950
1.38%, 09/15/30(a)	354	280,081
CNA Financial Corp.
4.50%, 03/01/26	288	280,221

29

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
CNA Financial Corp. (continued)
3.90%, 05/01/29	$413	$382,072
5.50%, 06/15/33	400	393,653
CNO Financial Group, Inc.
5.25%, 05/30/25	250	245,379
5.25%, 05/30/29(a)	300	288,091
Enstar Group Ltd., 3.10%, 09/01/31	591	460,092
Equitable Holdings, Inc.
4.35%, 04/20/28	829	786,644
5.59%, 01/11/33	350	346,273
F&G Annuities & Life, Inc., 7.40%, 01/13/28(c)	100	100,391
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	300	291,546
4.63%, 04/29/30	229	212,784
3.38%, 03/03/31	300	254,305
5.63%, 08/16/32	300	292,277
Fidelity National Financial, Inc.
3.40%, 06/15/30(a)	413	362,588
2.45%, 03/15/31	500	396,292
First American Financial Corp.
4.60%, 11/15/24	130	126,828
4.00%, 05/15/30	430	376,102
2.40%, 08/15/31	142	108,039
Globe Life, Inc.
4.55%, 09/15/28	350	338,932
2.15%, 08/15/30	129	103,120
4.80%, 06/15/32	160	152,108
Hanover Insurance Group, Inc.
4.50%, 04/15/26	496	480,327
2.50%, 09/01/30	413	326,792
Hartford Financial Services Group, Inc., 2.80%, 08/19/29	413	362,858
Jackson Financial, Inc.
5.17%, 06/08/27(a)	200	194,530
3.13%, 11/23/31	179	141,123
5.67%, 06/08/32(a)	200	191,101
Kemper Corp., 3.80%, 02/23/32	226	185,687
Lincoln National Corp., 3.80%, 03/01/28(a)	1,243	1,139,008
Loews Corp.
3.75%, 04/01/26	413	399,043
3.20%, 05/15/30	541	482,466
Manulife Financial Corp.
4.15%, 03/04/26	413	402,668
2.48%, 05/19/27	179	164,269
3.70%, 03/16/32	373	338,602
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(a)(b)	413	387,154
Markel Group, Inc., 3.35%, 09/17/29	393	354,143
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25	413	401,252
3.75%, 03/14/26	829	805,040
4.38%, 03/15/29	829	809,692
2.25%, 11/15/30	286	238,165
2.38%, 12/15/31	250	204,329
5.75%, 11/01/32(a)	100	104,980
MetLife, Inc.
3.00%, 03/01/25	167	161,257
4.55%, 03/23/30(a)	829	811,293
6.50%, 12/15/32(a)	400	439,396

Security	Par (000)	Value

Insurance (continued)
MetLife, Inc. (continued)
5.38%, 07/15/33	$300	$303,144
Old Republic International Corp.
4.88%, 10/01/24	163	160,387
3.88%, 08/26/26	250	236,230
PartnerRe Finance B LLC, 3.70%, 07/02/29	600	546,993
Primerica, Inc., 2.80%, 11/19/31(a)	136	112,804
Principal Financial Group, Inc.
3.40%, 05/15/25	163	156,792
3.10%, 11/15/26	129	119,675
3.70%, 05/15/29	189	174,034
2.13%, 06/15/30	229	187,889
5.38%, 03/15/33(a)	200	199,743
Progressive Corp.
2.45%, 01/15/27	413	379,956
2.50%, 03/15/27	194	178,474
4.00%, 03/01/29	225	217,247
3.20%, 03/26/30	350	313,763
3.00%, 03/15/32(a)	190	165,600
6.25%, 12/01/32	400	432,455
4.95%, 06/15/33(a)	160	158,468
Prudential Financial, Inc.
1.50%, 03/10/26	179	163,981
3.88%, 03/27/28(a)	577	554,538
(3-mo. LIBOR US + 2.38%), 4.50%, 09/15/47(b)	450	412,012
(3-mo. LIBOR US + 2.67%), 5.70%, 09/15/48(b)	829	796,353
(5-year CMT + 2.85%), 6.75%, 03/01/53(b)	300	303,045
(5-year CMT + 3.04%), 3.70%, 10/01/50(b)	329	280,923
(5-year CMT + 3.16%), 5.13%, 03/01/52(a)(b)	393	357,992
(5-year CMT + 3.23%), 6.00%, 09/01/52(a)(b)	500	479,825
Prudential Funding Asia PLC
3.13%, 04/14/30	829	731,526
3.63%, 03/24/32(a)	413	367,442
Reinsurance Group of America, Inc.
3.90%, 05/15/29	393	359,717
3.15%, 06/15/30	350	300,394
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	270,037
5.75%, 06/05/33	340	335,386
Stewart Information Services Corp., 3.60%, 11/15/31	180	137,173
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	275,158
Trinity Acquisition PLC, 4.40%, 03/15/26	413	398,353
Unum Group, 4.00%, 06/15/29(a)	129	119,422
Willis North America, Inc.
4.65%, 06/15/27	339	328,792
4.50%, 09/15/28	193	184,457
2.95%, 09/15/29	450	391,051
5.35%, 05/15/33	460	448,065

		45,847,805

Interactive Media & Services — 0.8%
Alphabet, Inc.
0.45%, 08/15/25	663	609,951
2.00%, 08/15/26	1,323	1,225,465
0.80%, 08/15/27	447	389,791
1.10%, 08/15/30(a)	1,488	1,204,701
Baidu, Inc.
3.08%, 04/07/25(a)	560	535,674
4.13%, 06/30/25	478	463,096

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interactive Media & Services (continued)
Baidu, Inc. (continued)
1.72%, 04/09/26(a)	$350	$315,728
3.63%, 07/06/27	400	375,808
4.38%, 03/29/28	350	335,241
2.38%, 08/23/31	350	281,887
eBay, Inc.
1.90%, 03/11/25	829	784,113
1.40%, 05/10/26	325	294,011
3.60%, 06/05/27	829	786,846
2.70%, 03/11/30	829	714,721
2.60%, 05/10/31(a)	254	212,407
JD.com, Inc., 3.38%, 01/14/30	478	424,612
Meta Platforms, Inc.
3.50%, 08/15/27	1,500	1,432,835
4.60%, 05/15/28	940	937,089
4.80%, 05/15/30	340	341,113
3.85%, 08/15/32	1,590	1,479,664
4.95%, 05/15/33	1,040	1,047,277
Netflix, Inc.
5.88%, 02/15/25	550	551,647
4.38%, 11/15/26	700	685,593
4.88%, 04/15/28	750	740,790
5.88%, 11/15/28	1,500	1,545,354
6.38%, 05/15/29	500	528,674
Tencent Music Entertainment Group, 2.00%, 09/03/30	250	196,673
Weibo Corp., 3.38%, 07/08/30(a)	300	241,950

		18,682,711

Internet Software & Services — 0.2%
Booking Holdings, Inc.
3.65%, 03/15/25	350	341,291
3.60%, 06/01/26	343	330,941
3.55%, 03/15/28	350	331,454
4.63%, 04/13/30	829	812,680
Expedia Group, Inc.
5.00%, 02/15/26	413	409,241
4.63%, 08/01/27	500	485,157
3.80%, 02/15/28(a)	620	582,805
3.25%, 02/15/30	683	600,809
2.95%, 03/15/31	252	212,468
VeriSign, Inc.
5.25%, 04/01/25	179	177,549
4.75%, 07/15/27	179	176,889
2.70%, 06/15/31	244	202,767

		4,664,051

IT Services — 0.9%
Amdocs Ltd., 2.54%, 06/15/30	400	333,465
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	201	190,047
2.90%, 12/01/29	413	357,377
2.60%, 05/01/31	381	313,983
CGI, Inc.
1.45%, 09/14/26	413	364,849
2.30%, 09/14/31	413	322,279
DXC Technology Co.
1.80%, 09/15/26	496	436,580
2.38%, 09/15/28(a)	329	277,327

Security	Par (000)	Value

IT Services (continued)
Fidelity National Information Services, Inc.
4.50%, 07/15/25	$300	$294,306
1.15%, 03/01/26	492	441,958
4.70%, 07/15/27	85	83,377
1.65%, 03/01/28(a)	562	481,188
3.75%, 05/21/29	400	371,685
2.25%, 03/01/31(a)	484	395,034
5.10%, 07/15/32(a)	280	277,644
Fiserv, Inc.
3.85%, 06/01/25	350	340,073
3.20%, 07/01/26	1,250	1,182,076
2.25%, 06/01/27	393	353,463
5.45%, 03/02/28	400	404,233
4.20%, 10/01/28	829	796,063
3.50%, 07/01/29	1,864	1,715,199
2.65%, 06/01/30	291	248,278
5.60%, 03/02/33(a)	250	254,518
Genpact Luxembourg SARL, 3.38%, 12/01/24	129	124,571
International Business Machines Corp.
4.00%, 07/27/25	450	440,141
7.00%, 10/30/25	350	364,070
4.50%, 02/06/26	300	296,015
3.45%, 02/19/26	700	672,975
3.30%, 05/15/26	1,593	1,520,369
3.30%, 01/27/27(a)	655	620,619
2.20%, 02/09/27(a)	400	364,128
1.70%, 05/15/27	881	781,785
4.15%, 07/27/27	1,000	973,713
6.22%, 08/01/27	250	262,040
4.50%, 02/06/28	300	294,631
3.50%, 05/15/29	1,619	1,502,233
1.95%, 05/15/30	459	379,762
2.72%, 02/09/32	250	212,879
4.40%, 07/27/32(a)	350	334,900
5.88%, 11/29/32(a)	163	173,942
4.75%, 02/06/33(a)	300	294,483
Kyndryl Holdings, Inc.
2.05%, 10/15/26	300	261,328
2.70%, 10/15/28	200	164,146
3.15%, 10/15/31	260	194,541
Leidos, Inc.
3.63%, 05/15/25	200	192,283
4.38%, 05/15/30	500	463,573
2.30%, 02/15/31	620	496,156
5.75%, 03/15/33	500	500,484
Verisk Analytics, Inc.
4.00%, 06/15/25	563	548,779
4.13%, 03/15/29	413	397,402
5.75%, 04/01/33(a)	285	294,706

		23,361,656

Leisure Products — 0.0%
Hasbro, Inc.
3.00%, 11/19/24	413	398,496
3.55%, 11/19/26	225	211,292
3.50%, 09/15/27(a)	163	152,507
3.90%, 11/19/29	225	204,746

		967,041

31

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.75%, 09/15/29	$534	$464,749
2.30%, 03/12/31	572	470,327

		935,076

Machinery — 1.2%
Brunswick Corp.
2.40%, 08/18/31	194	150,046
4.40%, 09/15/32	329	287,074
Caterpillar Financial Services Corp.
2.15%, 11/08/24	374	359,494
4.90%, 01/17/25	500	498,840
3.40%, 05/13/25	1,300	1,261,322
3.65%, 08/12/25	400	388,996
0.80%, 11/13/25	829	754,461
4.80%, 01/06/26	200	199,650
4.35%, 05/15/26	500	493,730
1.15%, 09/14/26	745	664,910
1.70%, 01/08/27	413	374,430
3.60%, 08/12/27(a)	400	385,150
1.10%, 09/14/27	400	348,060
Caterpillar, Inc.
2.60%, 04/09/30	413	365,527
1.90%, 03/12/31(a)	753	632,878
CNH Industrial Capital LLC
3.95%, 05/23/25	201	195,182
5.45%, 10/14/25	200	199,821
1.88%, 01/15/26	179	164,044
1.45%, 07/15/26	142	127,124
4.55%, 04/10/28	200	194,106
CNH Industrial NV, 3.85%, 11/15/27	350	331,039
Deere & Co.
2.75%, 04/15/25	829	796,623
3.10%, 04/15/30	413	376,842
Dover Corp.
3.15%, 11/15/25	163	154,623
2.95%, 11/04/29(a)	110	96,949
Flowserve Corp.
3.50%, 10/01/30	200	171,997
2.80%, 01/15/32	130	103,974
Fortive Corp., 3.15%, 06/15/26	413	389,326
IDEX Corp.
3.00%, 05/01/30	400	350,829
2.63%, 06/15/31	123	102,465
John Deere Capital Corp.
0.63%, 09/10/24	103	97,677
4.55%, 10/11/24	1,300	1,290,973
2.05%, 01/09/25	179	171,401
1.25%, 01/10/25	413	390,726
3.45%, 03/13/25	500	487,004
3.40%, 06/06/25	635	615,391
4.95%, 06/06/25	150	149,930
4.05%, 09/08/25	85	83,132
3.40%, 09/11/25	500	483,190
4.80%, 01/09/26	650	647,955
0.70%, 01/15/26(a)	745	673,487
4.75%, 06/08/26	260	259,289
1.05%, 06/17/26	209	188,107
2.25%, 09/14/26	413	381,947
1.30%, 10/13/26(a)	425	379,996
1.70%, 01/11/27	193	173,755

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp. (continued)
4.15%, 09/15/27	$950	$928,159
3.05%, 01/06/28	225	210,745
4.75%, 01/20/28	600	598,567
4.90%, 03/03/28	450	454,017
1.50%, 03/06/28	163	141,488
4.95%, 07/14/28	845	851,218
3.35%, 04/18/29	279	260,236
2.80%, 07/18/29	520	466,341
2.45%, 01/09/30(a)	225	197,226
4.70%, 06/10/30	260	258,636
1.45%, 01/15/31	745	592,868
2.00%, 06/17/31	209	171,659
4.35%, 09/15/32(a)	450	438,309
Series FXD, 5.05%, 03/03/26	300	301,186
Kennametal, Inc., 2.80%, 03/01/31(a)	100	80,878
nVent Finance SARL
2.75%, 11/15/31	120	95,391
5.65%, 05/15/33	400	392,480
Otis Worldwide Corp.
2.06%, 04/05/25	775	732,588
2.57%, 02/15/30	829	714,333
Stanley Black & Decker, Inc.
6.00%, 03/06/28(a)	750	769,565
4.25%, 11/15/28	179	171,178
2.30%, 03/15/30	829	689,762
(5-year CMT + 2.66%), 4.00%, 03/15/60(b)	496	379,482
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	413	392,964
3.45%, 11/15/26	400	376,841
4.95%, 09/15/28	813	791,514
Xylem, Inc.
3.25%, 11/01/26	300	283,130
1.95%, 01/30/28(a)	350	307,865
2.25%, 01/30/31	350	290,766

		29,732,864

Marine Transportation — 0.0%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30	450	417,755

Media — 2.0%
Bell Telephone Co. of Canada or Bell Canada, Series US-5, 2.15%, 02/15/32(a)	413	328,651
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25	3,000	2,946,937
3.75%, 02/15/28	413	378,045
4.20%, 03/15/28(a)	500	468,370
2.25%, 01/15/29	849	704,167
5.05%, 03/30/29	829	792,965
2.80%, 04/01/31	659	533,036
2.30%, 02/01/32	393	296,851
4.40%, 04/01/33(a)	550	484,250
Comcast Corp.
3.38%, 08/15/25	623	602,167
3.95%, 10/15/25	2,036	1,987,874
5.25%, 11/07/25	835	839,358
3.15%, 03/01/26(a)	1,450	1,387,777
2.35%, 01/15/27	702	646,366
3.30%, 02/01/27	829	787,190
3.30%, 04/01/27	309	292,631
5.35%, 11/15/27	175	177,998

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
3.15%, 02/15/28	$1,036	$966,235
3.55%, 05/01/28	829	786,420
4.15%, 10/15/28	2,691	2,603,761
4.55%, 01/15/29	440	433,453
2.65%, 02/01/30	782	684,229
3.40%, 04/01/30	648	593,921
4.25%, 10/15/30	479	460,031
1.95%, 01/15/31	699	570,230
1.50%, 02/15/31	714	565,566
5.50%, 11/15/32	650	674,167
4.25%, 01/15/33	1,150	1,090,918
4.65%, 02/15/33(a)	390	385,141
7.05%, 03/15/33	500	574,486
4.80%, 05/15/33	440	435,435
Discovery Communications LLC
3.90%, 11/15/24	163	158,622
3.45%, 03/15/25	79	75,873
3.95%, 06/15/25	500	481,524
4.90%, 03/11/26	272	267,797
3.95%, 03/20/28(a)	862	804,455
4.13%, 05/15/29	300	275,560
3.63%, 05/15/30	400	352,415
FactSet Research Systems, Inc.(a)
2.90%, 03/01/27	140	129,139
3.45%, 03/01/32	130	111,651
Fox Corp.
3.05%, 04/07/25	300	288,949
4.71%, 01/25/29	829	804,272
3.50%, 04/08/30	350	314,158
Grupo Televisa SAB, 4.63%, 01/30/26	200	194,406
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	829	798,156
2.40%, 03/01/31	185	150,436
5.38%, 06/15/33	138	134,798
Paramount Global
4.75%, 05/15/25	250	245,343
4.00%, 01/15/26(a)	293	281,082
2.90%, 01/15/27	400	358,303
3.38%, 02/15/28	413	367,491
3.70%, 06/01/28	413	369,921
4.20%, 06/01/29	250	223,575
7.88%, 07/30/30(a)	350	368,742
4.95%, 01/15/31(a)	829	742,243
4.20%, 05/19/32(a)	400	332,811
TCI Communications, Inc., 7.88%, 02/15/26	163	173,282
TELUS Corp.
2.80%, 02/16/27	400	369,777
3.70%, 09/15/27	400	376,315
3.40%, 05/13/32	360	304,875
Thomson Reuters Corp., 3.35%, 05/15/26	66	62,722
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	215	241,045
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	107	102,739
3.00%, 02/13/26	580	553,127
1.85%, 07/30/26(a)	829	761,100
2.95%, 06/15/27	620	583,080
Series B, 7.00%, 03/01/32	250	284,535

Security	Par (000)	Value

Media (continued)
Walt Disney Co.
1.75%, 08/30/24	$523	$502,993
3.70%, 09/15/24	413	404,924
3.35%, 03/24/25	1,077	1,044,660
3.70%, 10/15/25	686	666,379
1.75%, 01/13/26	496	458,661
3.38%, 11/15/26	143	136,065
3.70%, 03/23/27	250	241,529
2.20%, 01/13/28(a)	829	748,325
2.00%, 09/01/29	863	735,429
3.80%, 03/22/30	829	777,527
2.65%, 01/13/31	1,256	1,080,386
Warnermedia Holdings, Inc.
3.64%, 03/15/25	613	592,437
3.79%, 03/15/25(a)	600	579,630
6.41%, 03/15/26	600	601,015
3.76%, 03/15/27	1,901	1,779,393
4.05%, 03/15/29	802	735,980
4.28%, 03/15/32	2,622	2,325,569
WPP Finance 2010, 3.75%, 09/19/24	163	158,364

		50,492,211

Metals & Mining — 0.6%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	450	396,639
3.75%, 10/01/30	478	409,765
ArcelorMittal SA
4.55%, 03/11/26	163	159,397
6.55%, 11/29/27	500	516,719
4.25%, 07/16/29(a)	225	214,454
6.80%, 11/29/32	400	413,012
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26(a)	550	547,527
4.75%, 02/28/28	550	547,997
4.90%, 02/28/33(a)	465	463,173
Freeport-McMoRan, Inc.
4.55%, 11/14/24	413	405,762
5.00%, 09/01/27(a)	329	320,485
4.13%, 03/01/28(a)	413	389,116
4.38%, 08/01/28	329	311,113
5.25%, 09/01/29(a)	329	322,897
4.25%, 03/01/30(a)	329	303,410
4.63%, 08/01/30	140	132,008
Kinross Gold Corp., 6.25%, 07/15/33	350	344,954
Newmont Corp.
2.80%, 10/01/29	245	211,943
2.25%, 10/01/30	413	338,890
2.60%, 07/15/32	550	447,316
Nucor Corp.
3.95%, 05/23/25	355	345,845
2.00%, 06/01/25	250	234,721
4.30%, 05/23/27(a)	366	356,253
3.95%, 05/01/28	179	170,262
2.70%, 06/01/30	179	155,350
3.13%, 04/01/32(a)	209	181,060
Precision Castparts Corp., 3.25%, 06/15/25	350	338,387
Reliance Steel & Aluminum Co., 2.15%, 08/15/30	350	285,744
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	829	909,472
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	270	271,706
Southern Copper Corp., 3.88%, 04/23/25(a)	620	598,291

33

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Steel Dynamics, Inc.
2.40%, 06/15/25	$300	$281,008
5.00%, 12/15/26	161	158,269
1.65%, 10/15/27	413	353,119
3.45%, 04/15/30	350	311,592
3.25%, 01/15/31	213	185,159
Teck Resources Ltd., 3.90%, 07/15/30(a)	350	316,027
Timken Co.
4.50%, 12/15/28	413	394,176
4.13%, 04/01/32	225	201,902
Vale Overseas Ltd.(a)
3.75%, 07/08/30	829	737,043
6.13%, 06/12/33	750	753,675
Yamana Gold, Inc., 2.63%, 08/15/31	250	192,900

		14,928,538

Multi-Utilities — 0.4%
Ameren Illinois Co., 4.95%, 06/01/33(a)	250	248,064
Atmos Energy Corp.
3.00%, 06/15/27	350	326,771
2.63%, 09/15/29(a)	136	120,257
1.50%, 01/15/31	179	140,957
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	515	517,212
1.75%, 10/01/30	159	127,332
4.40%, 07/01/32(a)	200	189,903
5.40%, 03/01/33	400	405,555
Consumers Energy Co., 4.90%, 02/15/29	290	289,855
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24	108	104,593
Series A, 2.50%, 11/15/24	408	391,077
National Fuel Gas Co.
5.20%, 07/15/25	400	392,415
5.50%, 01/15/26	350	345,525
2.95%, 03/01/31(a)	413	336,731
NiSource, Inc.
0.95%, 08/15/25	721	660,526
3.49%, 05/15/27	829	782,166
5.25%, 03/30/28	555	556,078
2.95%, 09/01/29	529	470,308
3.60%, 05/01/30	450	406,545
1.70%, 02/15/31	366	286,222
5.40%, 06/30/33(a)	60	60,486
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31	413	337,306
Sempra, 5.40%, 08/01/26	225	224,993
Southern California Gas Co.
2.95%, 04/15/27	530	496,020
Series TT, 2.60%, 06/15/26(a)	186	174,509
Series XX, 2.55%, 02/01/30	229	196,782
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/31	413	325,169
Southwest Gas Corp.
5.80%, 12/01/27(a)	300	303,691
5.45%, 03/23/28	65	64,693
2.20%, 06/15/30	129	105,185
4.05%, 03/15/32(a)	225	203,882

		9,590,808

Offshore Drilling & Other Services — 0.2%
Applied Materials, Inc.
3.90%, 10/01/25	503	491,633

Security	Par (000)	Value

Offshore Drilling & Other Services (continued)
Applied Materials, Inc. (continued)
3.30%, 04/01/27	$829	$791,266
1.75%, 06/01/30	213	176,488
KLA Corp.
4.65%, 11/01/24	467	462,772
4.10%, 03/15/29	413	398,285
4.65%, 07/15/32(a)	640	633,016
Lam Research Corp.
3.80%, 03/15/25	150	146,788
3.75%, 03/15/26	450	437,195
4.00%, 03/15/29	650	629,473
1.90%, 06/15/30	679	564,166

		4,731,082

Oil, Gas & Consumable Fuels — 5.0%
Apache Corp., 4.25%, 01/15/30(a)	350	317,702
Boardwalk Pipelines LP
4.95%, 12/15/24	350	344,686
5.95%, 06/01/26	400	402,027
4.45%, 07/15/27	189	180,635
4.80%, 05/03/29	413	398,313
3.40%, 02/15/31	350	302,780
3.60%, 09/01/32	200	170,562
BP Capital Markets America, Inc.
3.80%, 09/21/25	829	806,925
3.41%, 02/11/26	409	394,716
3.12%, 05/04/26	288	274,407
3.02%, 01/16/27	373	351,252
3.54%, 04/06/27	179	171,118
3.94%, 09/21/28	413	395,443
4.23%, 11/06/28	829	807,846
3.63%, 04/06/30	829	771,089
1.75%, 08/10/30	425	347,271
2.72%, 01/12/32	1,263	1,071,167
4.81%, 02/13/33	1,450	1,425,957
4.89%, 09/11/33	280	276,664
BP Capital Markets PLC
3.28%, 09/19/27	413	390,045
3.72%, 11/28/28	829	784,596
Burlington Resources LLC
7.20%, 08/15/31	250	285,597
7.40%, 12/01/31	320	369,212
Canadian Natural Resources Ltd.
3.90%, 02/01/25	163	158,065
2.05%, 07/15/25	400	374,420
3.85%, 06/01/27	613	580,992
2.95%, 07/15/30(a)	413	355,126
7.20%, 01/15/32	350	382,210
Cenovus Energy, Inc., 2.65%, 01/15/32	136	110,054
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	950	949,810
5.13%, 06/30/27	593	586,804
3.70%, 11/15/29	763	696,226
Cheniere Energy Partners LP
4.50%, 10/01/29	600	557,813
4.00%, 03/01/31	1,000	889,870
3.25%, 01/31/32(a)	500	416,069
5.95%, 06/30/33(c)	930	941,058
Cheniere Energy, Inc., 4.63%, 10/15/28	600	563,074
Chevron Corp.
1.55%, 05/11/25	1,204	1,131,297

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp. (continued)
3.33%, 11/17/25(a)	$413	$399,484
2.95%, 05/16/26	1,036	988,815
2.00%, 05/11/27	430	390,402
2.24%, 05/11/30	787	680,538
Chevron USA, Inc.
3.90%, 11/15/24	350	343,950
0.69%, 08/12/25	628	575,483
1.02%, 08/12/27(a)	541	471,299
3.85%, 01/15/28(a)	243	236,936
3.25%, 10/15/29	350	323,805
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28(a)	1,310	1,278,560
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	176	208,490
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	563	552,235
Conoco Funding Co., 7.25%, 10/15/31	350	399,252
ConocoPhillips, 5.90%, 10/15/32	250	268,981
ConocoPhillips Co.
2.40%, 03/07/25	61	58,372
6.95%, 04/15/29	450	499,643
Continental Resources, Inc., 4.38%, 01/15/28	579	548,207
Coterra Energy, Inc.
3.90%, 05/15/27	400	381,102
4.38%, 03/15/29	179	168,940
DCP Midstream Operating LP
5.38%, 07/15/25	330	327,858
5.63%, 07/15/27	200	200,661
5.13%, 05/15/29	250	245,089
3.25%, 02/15/32	160	135,661
Devon Energy Corp.
5.85%, 12/15/25	163	164,061
5.25%, 10/15/27	200	197,838
5.88%, 06/15/28(a)	538	538,633
4.50%, 01/15/30	538	509,181
7.88%, 09/30/31	450	509,518
Diamondback Energy, Inc.
3.25%, 12/01/26	500	471,595
3.50%, 12/01/29(a)	829	755,439
3.13%, 03/24/31(a)	470	407,771
6.25%, 03/15/33	720	752,114
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	156,126
Enbridge Energy Partners LP, 5.88%, 10/15/25	193	194,208
Enbridge, Inc.
2.50%, 01/15/25	163	155,780
2.50%, 02/14/25	59	56,281
5.97%, 03/08/26	450	450,693
1.60%, 10/04/26	381	341,180
4.25%, 12/01/26	829	802,229
3.70%, 07/15/27	829	784,645
3.13%, 11/15/29	320	283,603
5.70%, 03/08/33	1,090	1,104,953
Energy Transfer LP
4.05%, 03/15/25	829	807,426
2.90%, 05/15/25	457	435,452
4.75%, 01/15/26	829	813,679
3.90%, 07/15/26	350	334,865
4.40%, 03/15/27	500	482,189
4.20%, 04/15/27	829	794,739
5.50%, 06/01/27	650	649,550

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
4.00%, 10/01/27	$300	$282,760
5.55%, 02/15/28	290	291,123
4.95%, 05/15/28	829	810,871
4.95%, 06/15/28	393	383,396
5.25%, 04/15/29	593	587,612
3.75%, 05/15/30	1,029	932,040
5.75%, 02/15/33(a)	600	607,471
Enterprise Products Operating LLC
3.75%, 02/15/25	684	666,751
5.05%, 01/10/26	350	349,738
3.70%, 02/15/26	376	363,165
3.95%, 02/15/27	209	201,684
4.15%, 10/16/28	829	794,335
3.13%, 07/31/29	600	540,395
2.80%, 01/31/30	711	623,448
5.35%, 01/31/33	600	611,865
Series D, 6.88%, 03/01/33	400	450,134
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(b)	620	550,200
EOG Resources, Inc.
4.15%, 01/15/26	450	442,399
4.38%, 04/15/30(a)	829	812,760
EQT Corp.
6.13%, 02/01/25	298	298,158
3.90%, 10/01/27(a)	660	618,722
5.70%, 04/01/28	55	55,006
5.00%, 01/15/29	130	122,932
7.00%, 02/01/30	371	390,426
Equinor ASA
3.25%, 11/10/24	413	401,619
2.88%, 04/06/25	409	394,083
3.13%, 04/06/30(a)	829	756,297
2.38%, 05/22/30	829	718,928
Exxon Mobil Corp.
2.02%, 08/16/24	413	398,747
2.71%, 03/06/25	1,036	997,010
2.99%, 03/19/25	1,409	1,359,900
3.04%, 03/01/26	1,412	1,349,615
2.28%, 08/16/26	413	383,884
3.29%, 03/19/27	660	632,473
2.44%, 08/16/29	663	587,270
3.48%, 03/19/30	911	849,059
2.61%, 10/15/30	1,010	881,481
Helmerich & Payne, Inc., 2.90%, 09/29/31	350	285,225
Hess Corp.
4.30%, 04/01/27	393	379,298
7.88%, 10/01/29	350	389,163
7.30%, 08/15/31	250	275,253
7.13%, 03/15/33(a)	450	493,481
HF Sinclair Corp., 5.88%, 04/01/26	413	414,699
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24	100	98,401
Kinder Morgan, Inc.
4.30%, 06/01/25	739	722,359
1.75%, 11/15/26	215	192,226
4.30%, 03/01/28	493	473,292
2.00%, 02/15/31	745	593,406
7.80%, 08/01/31	350	397,683
7.75%, 01/15/32	829	943,949
4.80%, 02/01/33	200	189,614

35

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. (continued)
5.20%, 06/01/33	$950	$927,753
Magellan Midstream Partners LP
5.00%, 03/01/26	350	347,177
3.25%, 06/01/30(a)	225	198,219
Marathon Oil Corp.
4.40%, 07/15/27	829	793,883
6.80%, 03/15/32	229	241,251
Marathon Petroleum Corp.
3.63%, 09/15/24	55	53,718
4.70%, 05/01/25	829	818,141
5.13%, 12/15/26	350	348,580
3.80%, 04/01/28	179	167,764
MPLX LP
4.88%, 12/01/24	763	753,285
4.88%, 06/01/25	763	752,898
1.75%, 03/01/26	600	547,438
4.13%, 03/01/27	829	796,659
4.25%, 12/01/27	309	295,463
4.00%, 03/15/28	829	783,782
4.80%, 02/15/29	500	485,236
2.65%, 08/15/30	727	610,764
4.95%, 09/01/32	500	477,922
5.00%, 03/01/33	705	677,451
Occidental Petroleum Corp.
5.55%, 03/15/26(a)	1,200	1,193,700
6.38%, 09/01/28(a)	200	205,340
8.88%, 07/15/30	1,000	1,158,520
6.63%, 09/01/30	750	786,578
6.13%, 01/01/31	500	510,735
7.50%, 05/01/31	500	549,000
ONEOK Partners LP, 4.90%, 03/15/25	163	160,399
ONEOK, Inc.
2.75%, 09/01/24	355	343,655
5.85%, 01/15/26	229	230,668
4.00%, 07/13/27	250	237,949
4.55%, 07/15/28	413	393,251
4.35%, 03/15/29	829	774,183
3.40%, 09/01/29	229	201,630
3.10%, 03/15/30	400	343,735
6.35%, 01/15/31	229	235,859
6.10%, 11/15/32	300	306,379
Ovintiv Exploration, Inc., 5.38%, 01/01/26	251	249,226
Ovintiv, Inc.
5.65%, 05/15/25	300	299,368
5.65%, 05/15/28	300	298,090
8.13%, 09/15/30	130	144,404
7.20%, 11/01/31	145	154,206
7.38%, 11/01/31	413	446,909
6.25%, 07/15/33	220	222,133
Phillips 66
3.85%, 04/09/25	239	232,452
1.30%, 02/15/26	400	362,921
3.90%, 03/15/28	300	285,397
2.15%, 12/15/30(a)	329	268,912
Phillips 66 Co.
3.55%, 10/01/26	413	389,177
4.95%, 12/01/27	420	418,110
3.15%, 12/15/29	305	269,825

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66 Co. (continued)
5.30%, 06/30/33	$230	$229,814
Pioneer Natural Resources Co.
5.10%, 03/29/26	455	453,457
1.90%, 08/15/30	994	811,354
2.15%, 01/15/31	650	532,194
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	620	602,872
4.65%, 10/15/25	450	439,334
4.50%, 12/15/26	413	400,008
3.55%, 12/15/29	329	290,712
3.80%, 09/15/30	200	179,136
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	1,279	1,275,482
5.88%, 06/30/26	829	834,688
5.00%, 03/15/27	829	821,070
4.20%, 03/15/28	829	788,529
4.50%, 05/15/30	1,259	1,195,108
Shell International Finance BV
2.00%, 11/07/24	829	795,464
3.25%, 05/11/25	1,386	1,341,802
2.88%, 05/10/26	593	563,831
2.50%, 09/12/26	829	773,507
3.88%, 11/13/28	829	802,842
2.38%, 11/07/29	829	726,744
2.75%, 04/06/30	589	524,105
Spectra Energy Partners LP
3.50%, 03/15/25	163	157,370
3.38%, 10/15/26	829	781,793
Suncor Energy, Inc., 7.15%, 02/01/32	250	268,914
Targa Resources Corp.
5.20%, 07/01/27	450	446,780
4.20%, 02/01/33	374	334,037
6.13%, 03/15/33	450	461,741
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	329	330,509
5.00%, 01/15/28	329	315,862
6.88%, 01/15/29	329	334,744
5.50%, 03/01/30	496	478,288
4.88%, 02/01/31	496	460,634
4.00%, 01/15/32	496	434,873
TC PipeLines LP
4.38%, 03/13/25	163	158,377
3.90%, 05/25/27	27	25,647
TotalEnergies Capital International SA
2.43%, 01/10/25	400	384,484
3.46%, 02/19/29	489	456,305
2.83%, 01/10/30	500	446,597
TotalEnergies Capital SA, 3.88%, 10/11/28	400	383,954
TransCanada PipeLines Ltd.
1.00%, 10/12/24	523	494,628
4.88%, 01/15/26(a)	702	693,820
6.20%, 03/09/26	400	400,571
4.25%, 05/15/28	620	596,082
4.10%, 04/15/30	443	410,306
2.50%, 10/12/31	413	333,229
Transcontinental Gas Pipe Line Co. LLC 7.85%, 02/01/26	663	695,097

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC (continued)
4.00%, 03/15/28	$620	$585,765
3.25%, 05/15/30	450	400,895
Valero Energy Corp.
2.15%, 09/15/27(a)	209	186,276
4.35%, 06/01/28(a)	212	204,379
2.80%, 12/01/31(a)	179	148,898
7.50%, 04/15/32	310	350,514
Valero Energy Partners LP, 4.50%, 03/15/28	413	399,925
Western Midstream Operating LP
3.10%, 02/01/25	400	382,342
4.65%, 07/01/26	200	194,050
4.75%, 08/15/28	200	191,499
4.05%, 02/01/30(a)	500	454,389
6.15%, 04/01/33	400	405,692
Williams Cos., Inc.
3.90%, 01/15/25	163	159,150
4.00%, 09/15/25	163	157,762
5.40%, 03/02/26	220	220,436
3.75%, 06/15/27	620	587,930
3.50%, 11/15/30	829	742,116
2.60%, 03/15/31	539	446,858
8.75%, 03/15/32	400	472,686
4.65%, 08/15/32	600	572,298
5.65%, 03/15/33	600	609,578

		124,006,443

Passenger Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	288	259,054
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	694	604,519
Continental Airlines Pass-Through Trust, Series 2-A, Class A, 4.00%, 04/29/26	218	211,391
JetBlue Pass-Through Trust, Series 1A, 4.00%, 05/15/34(a)	251	229,461
Southwest Airlines Co.
5.25%, 05/04/25	543	539,787
5.13%, 06/15/27	1,027	1,024,018
2.63%, 02/10/30	159	136,028
United Airlines Pass-Through Trust
5.80%, 07/15/37	610	619,992
Series 2016-1, Class AA, 3.10%, 01/07/30	282	255,103
Series 2019-1, Class AA, 4.15%, 02/25/33	188	171,787
Series 2020-1, Class A, 5.88%, 04/15/29	1,016	1,011,000
Series A, Class A, 4.30%, 02/15/27	75	72,233

		5,134,373

Personal Care Products — 0.8%
Colgate-Palmolive Co.
4.80%, 03/02/26	80	80,305
4.60%, 03/01/28	480	483,872
4.60%, 03/01/33	480	485,571
Estee Lauder Cos., Inc.
2.00%, 12/01/24	243	232,885
3.15%, 03/15/27	179	170,158
4.38%, 05/15/28	100	98,366
2.38%, 12/01/29(a)	411	355,841
2.60%, 04/15/30	413	360,610
1.95%, 03/15/31	193	157,891
4.65%, 05/15/33(a)	450	443,027

Security	Par (000)	Value

Personal Care Products (continued)
Haleon U.K. Capital PLC, 3.13%, 03/24/25	$982	$942,456
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,150	1,082,295
3.38%, 03/24/29	400	366,726
3.63%, 03/24/32	1,062	950,719
Kenvue, Inc.(c)
5.50%, 03/22/25	430	431,693
5.35%, 03/22/26	370	372,750
5.05%, 03/22/28	515	519,490
5.00%, 03/22/30(a)	390	393,554
4.90%, 03/22/33	690	694,599
Procter & Gamble Co.
0.55%, 10/29/25	349	316,787
4.10%, 01/26/26	550	542,853
2.70%, 02/02/26	350	333,696
1.00%, 04/23/26	467	423,368
2.45%, 11/03/26	450	421,440
1.90%, 02/01/27	500	459,302
2.80%, 03/25/27	1,000	940,215
2.85%, 08/11/27(a)	413	386,802
3.95%, 01/26/28	250	245,998
3.00%, 03/25/30	829	763,470
1.20%, 10/29/30	425	342,413
1.95%, 04/23/31	829	701,755
2.30%, 02/01/32	480	414,948
4.05%, 01/26/33(a)	450	442,638
Unilever Capital Corp.
3.10%, 07/30/25	400	385,802
2.00%, 07/28/26(a)	490	453,025
2.90%, 05/05/27	490	459,223
3.50%, 03/22/28	500	479,696
2.13%, 09/06/29	655	570,732
1.38%, 09/14/30	527	422,640
1.75%, 08/12/31	450	362,879
5.90%, 11/15/32	450	491,140

		18,983,630

Pharmaceuticals — 3.6%
AbbVie, Inc.
2.60%, 11/21/24	1,534	1,476,754
3.80%, 03/15/25	1,450	1,412,634
3.60%, 05/14/25	1,793	1,737,081
3.20%, 05/14/26	1,190	1,133,504
2.95%, 11/21/26(a)	2,709	2,541,277
4.25%, 11/14/28	723	702,144
3.20%, 11/21/29	3,714	3,364,198
Astrazeneca Finance LLC
1.20%, 05/28/26	829	749,139
4.88%, 03/03/28	400	400,697
1.75%, 05/28/28	721	626,936
4.90%, 03/03/30	500	500,254
2.25%, 05/28/31	150	126,335
4.88%, 03/03/33(a)	500	504,107
AstraZeneca PLC
3.38%, 11/16/25	1,141	1,099,731
0.70%, 04/08/26(a)	911	815,581
3.13%, 06/12/27	413	389,046
4.00%, 01/17/29	343	331,894
1.38%, 08/06/30	911	728,798

37

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
0.75%, 11/13/25	$450	$410,785
3.20%, 06/15/26	626	598,473
1.13%, 11/13/27	450	392,532
3.45%, 11/15/27	800	769,601
3.90%, 02/20/28	829	801,974
3.40%, 07/26/29	1,067	994,347
1.45%, 11/13/30	620	494,672
2.95%, 03/15/32	965	844,050
Cigna Group
3.25%, 04/15/25	225	216,452
4.13%, 11/15/25	1,129	1,102,419
4.50%, 02/25/26	663	651,118
1.25%, 03/15/26	413	372,806
5.69%, 03/15/26	400	400,189
3.40%, 03/01/27	620	585,406
3.05%, 10/15/27	179	165,370
4.38%, 10/15/28	2,153	2,082,143
2.40%, 03/15/30	829	702,785
2.38%, 03/15/31	590	490,632
5.40%, 03/15/33	290	294,333
CVS Health Corp.
2.63%, 08/15/24	1,014	983,678
4.10%, 03/25/25	568	556,792
3.88%, 07/20/25	1,330	1,292,617
5.00%, 02/20/26	910	906,882
2.88%, 06/01/26	700	659,024
3.00%, 08/15/26	1,000	940,153
3.63%, 04/01/27	113	107,577
1.30%, 08/21/27	1,243	1,073,300
4.30%, 03/25/28	3,275	3,171,800
5.00%, 01/30/29	440	438,083
3.25%, 08/15/29	709	637,650
5.13%, 02/21/30	500	497,505
3.75%, 04/01/30	597	545,692
1.75%, 08/21/30	512	409,046
5.25%, 01/30/31	335	335,025
1.88%, 02/28/31	1,023	813,042
2.13%, 09/15/31	371	296,669
5.25%, 02/21/33(a)	950	945,098
5.30%, 06/01/33(a)	440	439,509
Eli Lilly & Co.
2.75%, 06/01/25	350	336,239
5.00%, 02/27/26(a)	350	350,326
3.10%, 05/15/27	620	590,683
3.38%, 03/15/29	829	782,787
4.70%, 02/27/33	590	594,798
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	829	772,700
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	829	807,134
3.88%, 05/15/28	829	800,726
Johnson & Johnson
2.63%, 01/15/25	300	290,792
0.55%, 09/01/25(a)	339	310,726
2.45%, 03/01/26	1,065	1,006,762
2.95%, 03/03/27	400	380,046
0.95%, 09/01/27	600	527,179
2.90%, 01/15/28(a)	829	782,897
1.30%, 09/01/30	650	531,110
4.95%, 05/15/33	250	262,995

Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co., 4.13%, 11/15/25	$829	$809,938
Merck & Co., Inc.
2.75%, 02/10/25	1,263	1,218,348
0.75%, 02/24/26	400	362,436
1.70%, 06/10/27	775	695,316
4.05%, 05/17/28(a)	200	196,731
1.90%, 12/10/28	795	695,263
3.40%, 03/07/29	750	702,154
4.30%, 05/17/30	400	390,833
1.45%, 06/24/30	793	643,583
2.15%, 12/10/31	1,264	1,043,661
4.50%, 05/17/33	820	807,082
Mylan, Inc., 4.55%, 04/15/28	660	624,896
Novartis Capital Corp.
1.75%, 02/14/25	413	392,816
3.00%, 11/20/25	911	873,394
2.00%, 02/14/27	413	378,838
3.10%, 05/17/27	373	355,361
2.20%, 08/14/30	829	712,506
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/25	1,680	1,665,620
4.45%, 05/19/26	1,680	1,659,557
4.45%, 05/19/28	1,680	1,651,640
4.65%, 05/19/30	1,550	1,534,274
4.75%, 05/19/33	2,705	2,687,115
Pfizer, Inc.
0.80%, 05/28/25	285	264,775
2.75%, 06/03/26	505	478,352
3.00%, 12/15/26	620	587,392
3.60%, 09/15/28	359	345,210
3.45%, 03/15/29	1,660	1,570,136
2.63%, 04/01/30	829	732,552
1.70%, 05/28/30	683	566,420
1.75%, 08/18/31	829	671,286
Pharmacia LLC, 6.60%, 12/01/28(a)	400	432,481
Sanofi, 3.63%, 06/19/28	559	540,194
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	1,576	1,481,045
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,078	1,075,796
2.05%, 03/31/30	1,654	1,372,677
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(a)	913	866,406
Viatris, Inc.
1.65%, 06/22/25	829	766,735
2.30%, 06/22/27	829	728,970
2.70%, 06/22/30(a)	493	402,868
Zoetis, Inc.
4.50%, 11/13/25	300	295,104
5.40%, 11/14/25	400	402,009
3.00%, 09/12/27	350	326,674
3.90%, 08/20/28	179	172,026
2.00%, 05/15/30	329	273,490
5.60%, 11/16/32(a)	300	313,287

		89,954,486

Professional Services — 0.0%
Concentrix Corp.
6.65%, 08/02/26	250	249,573
6.60%, 08/02/28	250	247,176

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Professional Services (continued)
Concentrix Corp. (continued) 6.85%, 08/02/33	$250	$241,709
Equifax, Inc., 5.10%, 06/01/28	220	216,724

		955,182

Real Estate Management & Development — 0.1%
CBRE Services, Inc.
4.88%, 03/01/26	163	159,729
2.50%, 04/01/31	193	155,046
Essential Properties LP, 2.95%, 07/15/31	129	97,593
VICI Properties LP, 5.13%, 05/15/32(a)	950	893,958

		1,306,326

Retail REITs — 0.3%
NNN REIT, Inc.
3.60%, 12/15/26	500	465,179
4.30%, 10/15/28(a)	129	120,883
2.50%, 04/15/30	200	165,996
Realty Income Corp.
4.63%, 11/01/25	350	344,621
0.75%, 03/15/26	475	420,494
4.88%, 06/01/26	400	395,764
4.13%, 10/15/26	829	800,963
3.00%, 01/15/27	829	770,202
3.95%, 08/15/27	413	393,024
3.40%, 01/15/28	413	382,487
4.70%, 12/15/28	220	214,011
3.25%, 06/15/29(a)	207	185,667
3.10%, 12/15/29	413	366,120
4.85%, 03/15/30	40	38,864
3.25%, 01/15/31	554	482,100
5.63%, 10/13/32	500	507,751
2.85%, 12/15/32	179	146,058
4.90%, 07/15/33(a)	340	328,559

		6,528,743

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc., 3.92%, 06/01/32	430	404,405
Analog Devices, Inc.
3.50%, 12/05/26	620	597,048
3.45%, 06/15/27(c)	500	474,372
1.70%, 10/01/28	450	386,936
2.10%, 10/01/31	650	536,200
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	1,842	1,756,189
3.50%, 01/15/28	413	382,186
Broadcom, Inc.
3.15%, 11/15/25	294	280,261
3.46%, 09/15/26	309	292,830
1.95%, 02/15/28(c)	198	171,099
4.11%, 09/15/28	700	663,160
4.00%, 04/15/29(c)	450	416,960
4.75%, 04/15/29	800	774,373
4.15%, 11/15/30	1,146	1,053,585
2.45%, 02/15/31(c)	1,715	1,392,646
4.15%, 04/15/32(c)	512	462,942
4.30%, 11/15/32	1,244	1,134,841
2.60%, 02/15/33(c)	700	545,194
3.42%, 04/15/33(c)	1,000	836,390
Flex Ltd.
4.75%, 06/15/25	250	244,525
3.75%, 02/01/26	250	238,120

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Flex Ltd. (continued)
6.00%, 01/15/28	$300	$304,278
4.88%, 06/15/29	413	394,167
4.88%, 05/12/30	243	234,303
Honeywell International, Inc.
2.30%, 08/15/24	829	803,173
4.85%, 11/01/24	100	99,496
1.35%, 06/01/25	472	443,092
2.50%, 11/01/26	600	560,873
1.10%, 03/01/27	829	733,605
4.95%, 02/15/28(a)	100	101,418
4.25%, 01/15/29	160	156,459
2.70%, 08/15/29	293	261,803
1.95%, 06/01/30	829	694,106
1.75%, 09/01/31	829	663,670
5.00%, 02/15/33	600	609,675
Hubbell, Inc., 3.50%, 02/15/28	250	233,898
Intel Corp.
3.40%, 03/25/25	890	865,122
3.70%, 07/29/25	1,379	1,342,231
4.88%, 02/10/26(a)	600	597,765
2.60%, 05/19/26	400	377,310
3.75%, 03/25/27	660	636,342
3.15%, 05/11/27	400	375,781
3.75%, 08/05/27	750	718,885
4.88%, 02/10/28	1,055	1,051,494
1.60%, 08/12/28	297	256,816
4.00%, 08/05/29	350	335,294
2.45%, 11/15/29	829	726,581
5.13%, 02/10/30	600	604,810
3.90%, 03/25/30	550	518,686
2.00%, 08/12/31	413	336,245
4.15%, 08/05/32(a)	810	768,326
4.00%, 12/15/32	500	466,545
5.20%, 02/10/33(a)	1,000	1,011,586
Jabil, Inc.
1.70%, 04/15/26	694	624,774
4.25%, 05/15/27	145	138,798
3.95%, 01/12/28	250	234,589
5.45%, 02/01/29	75	74,622
3.60%, 01/15/30	250	225,018
3.00%, 01/15/31	219	185,987
Marvell Technology, Inc.
1.65%, 04/15/26	736	665,969
2.45%, 04/15/28	829	725,809
2.95%, 04/15/31	393	331,023
Microchip Technology, Inc.
0.98%, 09/01/24	400	379,648
4.25%, 09/01/25	829	806,589
Micron Technology, Inc.
4.98%, 02/06/26(a)	163	160,811
4.19%, 02/15/27	400	384,061
5.38%, 04/15/28	340	336,556
5.33%, 02/06/29	363	358,868
6.75%, 11/01/29	500	525,404
4.66%, 02/15/30(a)	300	284,236
2.70%, 04/15/32	829	657,598
5.88%, 02/09/33	200	200,162
NVIDIA Corp.
3.20%, 09/16/26(a)	829	795,368
1.55%, 06/15/28	600	523,452

39

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. (continued)
2.85%, 04/01/30	$946	$855,265
2.00%, 06/15/31	579	483,123
NXP BV / NXP Funding LLC, 5.55%, 12/01/28	400	404,216
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 05/01/27	300	277,320
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25(a)	400	380,852
3.88%, 06/18/26	239	229,089
4.40%, 06/01/27	400	386,796
4.30%, 06/18/29	829	780,852
3.40%, 05/01/30	465	411,502
2.50%, 05/11/31	311	253,471
2.65%, 02/15/32	308	249,636
5.00%, 01/15/33	500	479,435
Qorvo, Inc., 4.38%, 10/15/29	454	416,462
QUALCOMM, Inc.
3.45%, 05/20/25	600	582,508
3.25%, 05/20/27(a)	1,163	1,103,742
1.30%, 05/20/28	366	312,422
2.15%, 05/20/30	500	426,732
1.65%, 05/20/32	700	550,164
4.25%, 05/20/32	93	90,191
5.40%, 05/20/33	500	523,986
Skyworks Solutions, Inc.
1.80%, 06/01/26	107	95,864
3.00%, 06/01/31	123	102,004
Texas Instruments, Inc.
4.70%, 11/18/24	100	99,782
1.38%, 03/12/25	450	423,707
1.13%, 09/15/26	350	313,864
4.60%, 02/15/28	200	200,177
2.25%, 09/04/29	562	491,356
1.75%, 05/04/30	450	377,556
1.90%, 09/15/31	467	382,942
3.65%, 08/16/32	200	184,421
4.90%, 03/14/33	620	629,615
TSMC Arizona Corp.
1.75%, 10/25/26	450	402,669
3.88%, 04/22/27	1,000	960,470
4.13%, 04/22/29	250	238,592
2.50%, 10/25/31	410	340,066
4.25%, 04/22/32	400	381,784
Xilinx, Inc., 2.38%, 06/01/30	260	224,221

		53,994,293

Software — 1.8%
Activision Blizzard, Inc.
3.40%, 09/15/26	350	334,300
3.40%, 06/15/27	129	122,196
1.35%, 09/15/30(a)	61	49,076
Autodesk, Inc.
3.50%, 06/15/27	209	197,378
2.85%, 01/15/30	376	329,124
2.40%, 12/15/31	637	522,269
Electronic Arts, Inc., 1.85%, 02/15/31	213	172,022
Intuit, Inc.
0.95%, 07/15/25	625	576,140
1.35%, 07/15/27(a)	683	599,945
1.65%, 07/15/30	166	134,856
Microsoft Corp.
2.70%, 02/12/25	1,450	1,400,088

Security	Par (000)	Value

Software (continued)
Microsoft Corp. (continued)
3.13%, 11/03/25	$1,834	$1,768,767
2.40%, 08/08/26	2,553	2,391,966
3.30%, 02/06/27	2,584	2,478,916
Oracle Corp.
2.95%, 11/15/24	2,903	2,813,177
2.50%, 04/01/25	1,479	1,410,667
2.95%, 05/15/25	1,563	1,497,196
5.80%, 11/10/25	920	931,637
1.65%, 03/25/26	1,691	1,542,930
2.65%, 07/15/26	1,315	1,226,513
2.80%, 04/01/27	1,243	1,147,766
3.25%, 11/15/27	1,820	1,696,452
2.30%, 03/25/28	1,148	1,012,917
4.50%, 05/06/28	130	126,971
6.15%, 11/09/29(a)	205	214,964
2.95%, 04/01/30	2,200	1,919,728
4.65%, 05/06/30	130	125,827
3.25%, 05/15/30	787	698,863
2.88%, 03/25/31	2,143	1,822,039
6.25%, 11/09/32	900	951,727
4.90%, 02/06/33	730	706,333
Roper Technologies, Inc.
2.35%, 09/15/24(a)	156	150,091
1.00%, 09/15/25	512	467,263
3.80%, 12/15/26	413	395,763
1.40%, 09/15/27	305	264,858
4.20%, 09/15/28	450	434,054
2.95%, 09/15/29	359	321,016
2.00%, 06/30/30	313	257,029
1.75%, 02/15/31	404	320,065
Salesforce, Inc.
3.70%, 04/11/28	1,009	972,521
1.50%, 07/15/28	450	388,081
1.95%, 07/15/31	689	564,805
ServiceNow, Inc., 1.40%, 09/01/30	670	531,378
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	388	374,778
5.00%, 03/28/26	300	297,724
3.70%, 04/14/27	305	289,376
4.95%, 03/28/28	300	297,058
4.00%, 04/14/32	359	327,846
VMware, Inc.
1.00%, 08/15/24	800	761,022
4.50%, 05/15/25	500	489,720
1.40%, 08/15/26	909	805,357
4.65%, 05/15/27	400	389,864
3.90%, 08/21/27	600	569,142
1.80%, 08/15/28	500	420,530
4.70%, 05/15/30	309	293,352
2.20%, 08/15/31	950	744,652
Workday, Inc.
3.50%, 04/01/27	639	607,038
3.70%, 04/01/29	279	260,414
3.80%, 04/01/32(a)	821	737,303

		43,654,850

Specialized REITs — 0.1%
American Tower Corp., 5.65%, 03/15/33(a)	290	292,762
Crown Castle, Inc.
4.80%, 09/01/28	220	214,374
5.10%, 05/01/33	225	219,183

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Specialized REITs (continued)
Public Storage
5.13%, 01/15/29	$145	$145,788
5.10%, 08/01/33	60	60,050
Weyerhaeuser Co., 4.75%, 05/15/26	300	295,830

		1,227,987

Specialty Retail — 0.1%
Best Buy Co., Inc.
4.45%, 10/01/28	250	242,929
1.95%, 10/01/30(a)	236	190,839
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32	329	267,337
O’Reilly Automotive, Inc., 3.60%, 09/01/27	300	284,314
Ross Stores, Inc.
4.60%, 04/15/25	413	404,948
0.88%, 04/15/26	250	221,814
1.88%, 04/15/31	179	141,851
Tractor Supply Co., 5.25%, 05/15/33	320	316,375

		2,070,407

Technology Hardware, Storage & Peripherals — 1.6%
Adobe, Inc.
1.90%, 02/01/25	103	98,075
3.25%, 02/01/25	500	486,220
2.15%, 02/01/27	306	281,636
2.30%, 02/01/30	994	870,843
Apple, Inc.
1.80%, 09/11/24	1,355	1,307,758
2.75%, 01/13/25	829	802,170
2.50%, 02/09/25	966	930,215
1.13%, 05/11/25	1,488	1,392,989
3.20%, 05/13/25	620	600,621
0.55%, 08/20/25	523	479,134
0.70%, 02/08/26	1,613	1,457,360
3.25%, 02/23/26	1,584	1,528,177
4.42%, 05/08/26	600	595,037
2.45%, 08/04/26	1,169	1,095,473
2.05%, 09/11/26	900	832,319
3.35%, 02/09/27	909	872,102
3.20%, 05/11/27(a)	1,243	1,187,436
3.00%, 06/20/27	700	663,508
2.90%, 09/12/27	829	779,226
3.00%, 11/13/27	829	781,041
1.20%, 02/08/28	989	858,080
4.00%, 05/10/28	360	353,712
1.40%, 08/05/28	1,530	1,323,769
3.25%, 08/08/29	400	375,244
2.20%, 09/11/29	1,023	901,934
4.15%, 05/10/30	360	355,323
1.65%, 05/11/30	1,160	973,426
1.25%, 08/20/30	523	422,944
1.65%, 02/08/31	1,773	1,462,570
1.70%, 08/05/31	130	106,448
3.35%, 08/08/32(a)	800	742,955
4.30%, 05/10/33	360	358,053
Dell International LLC/EMC Corp.
5.85%, 07/15/25	496	498,321
6.02%, 06/15/26(a)	1,684	1,707,237
4.90%, 10/01/26	829	820,162
5.25%, 02/01/28(a)	550	551,185
5.30%, 10/01/29	1,036	1,033,304
6.20%, 07/15/30	450	467,277

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp. (continued)
5.75%, 02/01/33	$400	$406,733
Dell, Inc., 7.10%, 04/15/28(a)	329	354,507
Fortinet, Inc.
1.00%, 03/15/26	628	561,618
2.20%, 03/15/31	183	148,212
Hewlett Packard Enterprise Co.
5.90%, 10/01/24	600	600,514
4.90%, 10/15/25	1,036	1,023,892
1.75%, 04/01/26	829	756,270
5.25%, 07/01/28	140	139,342
HP, Inc.
2.20%, 06/17/25	413	388,718
3.00%, 06/17/27	450	416,643
4.75%, 01/15/28	350	344,290
4.00%, 04/15/29	430	406,280
2.65%, 06/17/31	329	269,135
4.20%, 04/15/32	215	193,953
5.50%, 01/15/33	650	641,334
NetApp, Inc.
1.88%, 06/22/25	558	520,467
2.38%, 06/22/27(a)	400	363,607
2.70%, 06/22/30(a)	400	337,274
Western Digital Corp.
4.75%, 02/15/26	1,109	1,058,739
2.85%, 02/01/29(a)	226	181,625
3.10%, 02/01/32	145	106,697

		39,573,134

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.40%, 03/27/25	400	383,010
2.38%, 11/01/26	400	372,765
2.75%, 03/27/27	359	336,880
2.85%, 03/27/30	829	744,477
Ralph Lauren Corp., 2.95%, 06/15/30	350	309,353
Tapestry, Inc., 3.05%, 03/15/32	200	159,709
VF Corp.
2.40%, 04/23/25	350	329,501
2.95%, 04/23/30(a)	413	342,173

		2,977,868

Tobacco — 1.0%
Altria Group, Inc.
2.35%, 05/06/25	656	619,429
4.40%, 02/14/26	500	490,892
2.63%, 09/16/26(a)	209	194,920
4.80%, 02/14/29	1,107	1,079,852
3.40%, 05/06/30	359	317,561
2.45%, 02/04/32	1,007	792,615
BAT Capital Corp.
3.22%, 08/15/24	1,036	1,008,265
2.79%, 09/06/24	409	395,278
3.22%, 09/06/26	829	775,279
4.70%, 04/02/27	413	402,040
3.56%, 08/15/27	2,273	2,111,075
2.26%, 03/25/28	1,196	1,033,971
4.91%, 04/02/30(a)	496	469,837
6.34%, 08/02/30	600	600,000
2.73%, 03/25/31	493	393,025
4.74%, 03/16/32	454	411,939

41

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
BAT Capital Corp. (continued)
7.75%, 10/19/32	$340	$377,320
6.42%, 08/02/33	530	530,000
BAT International Finance PLC
1.67%, 03/25/26	663	600,876
4.45%, 03/16/28	454	434,381
5.93%, 02/02/29	600	600,000
Philip Morris International, Inc.
3.25%, 11/10/24	829	805,986
5.13%, 11/15/24	500	498,360
1.50%, 05/01/25	300	281,475
3.38%, 08/11/25(a)	620	599,641
5.00%, 11/17/25	500	498,733
4.88%, 02/13/26	700	695,346
2.75%, 02/25/26(a)	342	323,122
0.88%, 05/01/26	300	268,492
3.13%, 08/17/27	179	167,341
5.13%, 11/17/27	740	741,668
4.88%, 02/15/28	700	693,041
3.13%, 03/02/28	250	230,651
3.38%, 08/15/29	800	724,497
5.63%, 11/17/29	385	393,863
5.13%, 02/15/30	900	894,275
2.10%, 05/01/30	259	213,721
1.75%, 11/01/30	259	204,717
5.75%, 11/17/32	615	628,664
5.38%, 02/15/33	1,300	1,296,167
Reynolds American, Inc., 4.45%, 06/12/25	1,279	1,252,513

		25,050,828

Trading Companies & Distributors — 0.0%
GATX Corp., 5.45%, 09/15/33	300	294,794

Transportation Infrastructure — 0.3%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	334,766
FedEx Corp.
3.25%, 04/01/26	450	432,192
3.40%, 02/15/28	250	234,164
3.10%, 08/05/29	829	746,281
4.25%, 05/15/30	309	294,991
2.40%, 05/15/31(a)	516	430,603
Ryder System, Inc.
2.50%, 09/01/24	213	205,455
1.75%, 09/01/26	404	362,089
2.90%, 12/01/26	161	147,738
2.85%, 03/01/27	103	95,012
4.30%, 06/15/27	110	106,751
5.65%, 03/01/28	200	201,223
5.25%, 06/01/28	200	198,331
United Parcel Service, Inc.
3.90%, 04/01/25	829	811,474
2.40%, 11/15/26	659	615,150
3.05%, 11/15/27	413	388,160
3.40%, 03/15/29	350	330,288
4.45%, 04/01/30	350	346,357
4.88%, 03/03/33	400	404,005

		6,685,030

Water Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25	620	600,443

Security	Par (000)	Value

Water Utilities (continued)
American Water Capital Corp. (continued)
2.95%, 09/01/27	$413	$381,305
3.75%, 09/01/28(a)	193	182,820
3.45%, 06/01/29	413	381,771
2.30%, 06/01/31	745	618,476
4.45%, 06/01/32(a)	430	414,509
Essential Utilities, Inc.
2.70%, 04/15/30	250	212,050
2.40%, 05/01/31	129	104,503

		2,895,877

Wireless Telecommunication Services — 1.2%
America Movil SAB de C.V.
3.63%, 04/22/29	916	839,422
2.88%, 05/07/30	982	850,117
4.70%, 07/21/32	350	336,122
American Tower Corp.
1.30%, 09/15/25	300	272,988
3.55%, 07/15/27	500	465,437
3.60%, 01/15/28	500	462,792
Crown Castle, Inc.
4.30%, 02/15/29	450	425,070
3.10%, 11/15/29	400	350,243
2.50%, 07/15/31	500	407,742
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29	829	791,008
4.00%, 01/15/31	400	345,812
Orange SA, 9.00%, 03/01/31	1,263	1,541,140
Rogers Communications, Inc.
2.95%, 03/15/25	329	313,492
3.63%, 12/15/25	298	283,755
2.90%, 11/15/26	179	164,722
3.20%, 03/15/27	767	711,531
3.80%, 03/15/32	1,222	1,062,010
Sprint LLC
7.63%, 02/15/25	750	766,973
7.63%, 03/01/26	600	624,511
T-Mobile U.S., Inc.
3.50%, 04/15/25	1,166	1,126,600
1.50%, 02/15/26	829	753,009
2.25%, 02/15/26	800	739,236
2.63%, 04/15/26	450	417,382
3.75%, 04/15/27	2,153	2,042,875
4.75%, 02/01/28	700	682,161
2.05%, 02/15/28	813	709,166
4.95%, 03/15/28	170	167,924
4.80%, 07/15/28	200	196,101
2.63%, 02/15/29	700	609,069
3.38%, 04/15/29	1,500	1,349,982
3.88%, 04/15/30	3,864	3,550,012
2.55%, 02/15/31	1,041	865,066
2.88%, 02/15/31	700	593,281
3.50%, 04/15/31	1,200	1,054,841
2.25%, 11/15/31	286	228,861
2.70%, 03/15/32	625	513,587
5.20%, 01/15/33	320	317,441
5.05%, 07/15/33	1,685	1,649,025
Vodafone Group PLC
4.13%, 05/30/25	543	529,853

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
4.38%, 05/30/28(a)	$400	$394,643
7.88%, 02/15/30	376	427,965
6.25%, 11/30/32	500	532,385

		30,465,352

Total Corporate Bonds — 88.0% (Cost: $2,329,043,664)		2,191,884,864

Foreign Agency Obligations

Canada — 1.4%
British Columbia Province, 4.20%, 07/06/33	1,200	1,182,262
Canada Government International Bond
1.63%, 01/22/25	1,645	1,561,912
2.88%, 04/28/25	1,000	963,271
0.75%, 05/19/26	1,200	1,079,058
3.75%, 04/26/28	2,000	1,954,765
Export Development Canada
3.38%, 08/26/25(a)	1,300	1,260,698
4.38%, 06/29/26	1,100	1,092,040
3.00%, 05/25/27	1,100	1,042,821
3.88%, 02/14/28	1,600	1,568,012
Hydro-Quebec, Series HK, 9.38%, 04/15/30	300	376,154
Province of Alberta Canada
1.88%, 11/13/24	829	792,051
1.00%, 05/20/25	1,039	963,430
3.30%, 03/15/28	409	387,714
1.30%, 07/22/30(a)	659	533,879
Province of British Columbia Canada
2.25%, 06/02/26	829	774,278
0.90%, 07/20/26	859	769,149
Series 10, 1.75%, 09/27/24	700	670,548
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	359	309,165
Province of New Brunswick Canada, 3.63%, 02/24/28	179	171,204
Province of Ontario Canada
0.63%, 01/21/26	1,229	1,108,501
1.05%, 04/14/26	1,050	951,511
2.50%, 04/27/26	2,489	2,343,455
3.10%, 05/19/27(a)	800	757,844
1.05%, 05/21/27(a)	829	726,418
2.00%, 10/02/29(a)	829	723,306
1.13%, 10/07/30	459	366,093
1.60%, 02/25/31	1,659	1,364,380
2.13%, 01/21/32(a)	1,200	1,010,611
Province of Quebec Canada
0.60%, 07/23/25	1,659	1,520,598
2.50%, 04/20/26	881	830,463
2.75%, 04/12/27(a)	1,659	1,551,104
1.35%, 05/28/30(a)	659	541,514
Series QO, 2.88%, 10/16/24	713	691,044
Series QX, 1.50%, 02/11/25	859	810,909
Province Of Quebec SR, 3.63%, 04/13/28(a)	1,700	1,637,500

		34,387,662

Chile — 0.2%
Chile Government International Bond
3.13%, 01/21/26	400	382,152
2.75%, 01/31/27	600	557,058

Security	Par (000)	Value

Chile (continued)
Chile Government International Bond (continued)
3.24%, 02/06/28	$982	$917,080
2.45%, 01/31/31(a)	783	667,656
2.55%, 01/27/32(a)	478	404,431
2.55%, 07/27/33	1,300	1,054,742

		3,983,119

Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	829	762,439

Indonesia — 0.3%
Indonesia Government International Bond
4.15%, 09/20/27	600	580,884
3.50%, 01/11/28	1,310	1,233,588
4.10%, 04/24/28	478	460,821
4.75%, 02/11/29(a)	478	474,104
2.85%, 02/14/30	1,310	1,167,564
3.85%, 10/15/30	1,310	1,230,024
2.15%, 07/28/31	600	493,860
3.55%, 03/31/32(a)	700	635,376
4.65%, 09/20/32	600	590,952
4.85%, 01/11/33(a)	500	498,275

		7,365,448

Israel — 0.1%
Israel Government International Bond
2.88%, 03/16/26(a)	400	375,792
3.25%, 01/17/28(a)	982	912,523
2.75%, 07/03/30(a)	858	751,359
4.50%, 01/17/33	600	581,562
State of Israel, 2.50%, 01/15/30	710	615,336

		3,236,572

Italy — 0.2%
Republic of Italy Government International Bond
2.38%, 10/17/24	853	816,804
1.25%, 02/17/26	2,489	2,235,331
2.88%, 10/17/29	883	766,931

		3,819,066

Japan — 0.6%
Japan Bank for International Cooperation
0.63%, 07/15/25	1,310	1,199,084
4.25%, 01/26/26	1,500	1,474,622
1.88%, 07/21/26(a)	800	731,673
2.88%, 06/01/27	476	443,853
2.75%, 11/16/27	1,200	1,109,054
3.25%, 07/20/28(a)	1,310	1,226,472
2.13%, 02/16/29(a)	900	786,247
2.00%, 10/17/29	476	408,801
1.25%, 01/21/31	1,310	1,032,503
1.88%, 04/15/31	986	813,511
Series DTC, 2.50%, 05/28/25	2,486	2,361,532
Series DTC, 2.38%, 04/20/26	650	607,371
Series DTC, 2.25%, 11/04/26	1,500	1,378,544
Japan International Cooperation Agency
2.13%, 10/20/26	300	274,192
2.75%, 04/27/27	800	739,187
3.25%, 05/25/27	500	470,130
4.00%, 05/23/28	1,000	967,812

		16,024,588

43

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico — 0.5%
Mexico Government International Bond
4.13%, 01/21/26	$2,489	$2,444,248
4.15%, 03/28/27	1,028	1,005,867
3.75%, 01/11/28	478	452,948
5.40%, 02/09/28(a)	750	759,165
4.50%, 04/22/29(a)	1,053	1,018,757
3.25%, 04/16/30	1,139	1,011,341
2.66%, 05/24/31	2,310	1,917,392
4.75%, 04/27/32	1,639	1,561,590
4.88%, 05/19/33(a)	1,600	1,531,152

		11,702,460

Panama — 0.2%
Panama Government International Bond
3.75%, 03/16/25	2,903	2,805,111
3.88%, 03/17/28	633	596,286
9.38%, 04/01/29	400	478,276
3.16%, 01/23/30	1,178	1,030,950
2.25%, 09/29/32	1,000	767,570
3.30%, 01/19/33	400	333,208

		6,011,401

Peru — 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	360	371,315
2.39%, 01/23/26	251	233,475
4.13%, 08/25/27(a)	580	560,483
2.84%, 06/20/30	170	147,706
2.78%, 01/23/31(a)	1,759	1,493,303
1.86%, 12/01/32(a)	620	470,580

		3,276,862

Philippines — 0.3%
Philippine Government International Bond
7.50%, 09/25/24(a)	200	202,523
9.50%, 02/02/30	600	751,050
5.61%, 04/13/33	400	420,772
Philippines Government International Bond
10.63%, 03/16/25	700	758,877
3.00%, 02/01/28	978	905,648
4.63%, 07/17/28	800	796,264
3.75%, 01/14/29	489	464,076
2.46%, 05/05/30	710	610,493
7.75%, 01/14/31	1,243	1,462,340
1.65%, 06/10/31	478	381,157
1.95%, 01/06/32	500	402,110
6.38%, 01/15/32	600	664,092
3.56%, 09/29/32	400	362,580

		8,181,982

Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26(a)	1,036	996,622
5.50%, 11/16/27	700	712,852
5.75%, 11/16/32	600	632,208

		2,341,682

South Korea — 0.6%
Export-Import Bank of Korea
1.25%, 01/18/25	500	470,385
2.88%, 01/21/25	478	460,366
1.88%, 02/12/25	478	452,800
4.88%, 01/11/26	1,500	1,482,615

Security	Par (000)	Value

South Korea (continued)
Export-Import Bank of Korea (continued)
0.63%, 02/09/26(a)	$1,000	$889,310
2.63%, 05/26/26	478	444,287
1.63%, 01/18/27	1,000	896,300
4.25%, 09/15/27	400	390,096
5.00%, 01/11/28(a)	850	852,303
4.50%, 09/15/32	600	583,998
5.13%, 01/11/33	1,000	1,020,370
Korea Development Bank
2.13%, 10/01/24	1,200	1,151,412
4.00%, 09/08/25	850	825,078
3.38%, 09/16/25	1,000	959,460
3.00%, 01/13/26(a)	1,310	1,238,448
0.80%, 07/19/26	400	350,396
4.25%, 09/08/32	400	381,280
4.38%, 02/15/33(a)	800	768,480
Korea International Bond, 2.50%, 06/19/29	500	449,725

		14,067,109

Supranational — 5.0%
African Development Bank
Series GDIF, 0.88%, 03/23/26	1,659	1,501,525
Series GDIF, 0.88%, 07/22/26	950	850,662
Arab Petroleum Investments Corp., 1.48%, 10/06/26(c)	800	718,000
Asian Development Bank
1.50%, 10/18/24(a)	3,489	3,329,456
2.00%, 01/22/25	1,000	953,869
0.63%, 04/29/25	1,500	1,388,517
0.38%, 09/03/25	1,000	910,600
4.25%, 01/09/26	2,000	1,978,126
0.50%, 02/04/26	1,659	1,495,022
1.00%, 04/14/26	1,659	1,506,143
2.00%, 04/24/26	829	773,005
2.63%, 01/12/27	829	779,179
1.50%, 01/20/27	1,400	1,265,522
3.13%, 08/20/27	2,000	1,906,241
2.50%, 11/02/27(a)	1,659	1,539,889
2.75%, 01/19/28(a)	620	579,867
5.82%, 06/16/28	2,519	2,656,757
1.88%, 03/15/29	1,500	1,319,141
1.75%, 09/19/29	1,659	1,439,265
1.88%, 01/24/30	789	683,285
1.50%, 03/04/31	1,500	1,239,963
3.13%, 04/27/32	1,000	926,867
Asian Infrastructure Investment Bank
0.50%, 10/30/24	850	798,920
0.50%, 01/27/26	1,450	1,300,928
4.00%, 01/18/28(a)	2,000	1,958,159
Corp. Andina de Fomento
1.63%, 09/23/25(a)	700	645,197
2.25%, 02/08/27	400	359,604
Council Of Europe Development Bank, 3.63%, 01/26/28	1,000	970,233
European Bank for Reconstruction & Development
1.50%, 02/13/25	829	783,732
0.50%, 05/19/25	1,659	1,528,767
0.50%, 01/28/26	900	811,344
European Investment Bank
1.88%, 02/10/25	1,000	951,568
1.63%, 03/14/25(a)	3,319	3,138,513

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
European Investment Bank (continued)
0.63%, 07/25/25	$1,659	$1,525,116
2.75%, 08/15/25	1,050	1,005,967
0.38%, 12/15/25	1,350	1,217,723
0.38%, 03/26/26	3,000	2,683,655
2.13%, 04/13/26(a)	829	776,397
0.75%, 10/26/26	1,198	1,063,211
2.38%, 05/24/27	2,903	2,694,466
3.25%, 11/15/27	1,000	959,025
1.75%, 03/15/29(a)	1,100	963,072
1.63%, 10/09/29	620	535,308
0.88%, 05/17/30	400	322,802
1.25%, 02/14/31	3,000	2,449,355
Inter-American Development Bank
0.50%, 09/23/24(a)	1,400	1,323,754
2.13%, 01/15/25	829	792,853
1.75%, 03/14/25	2,489	2,357,361
0.88%, 04/03/25	2,489	2,319,991
0.63%, 07/15/25	1,350	1,241,673
0.88%, 04/20/26	2,489	2,250,204
2.00%, 06/02/26	413	384,007
2.00%, 07/23/26	1,700	1,576,120
1.50%, 01/13/27	1,500	1,355,730
2.38%, 07/07/27	829	769,700
1.13%, 07/20/28	2,489	2,133,181
2.25%, 06/18/29	934	835,333
3.50%, 09/14/29	2,000	1,922,955
1.13%, 01/13/31(a)	2,073	1,668,673
Inter-American Investment Corp., 4.13%, 02/15/28	500	491,093
International Bank for Reconstruction & Development
1.63%, 01/15/25	2,489	2,363,462
0.75%, 03/11/25	1,200	1,118,693
0.63%, 04/22/25	4,150	3,844,276
0.38%, 07/28/25	2,489	2,275,587
0.50%, 10/28/25	1,659	1,507,860
0.88%, 07/15/26	850	763,188
3.13%, 06/15/27(a)	2,000	1,905,498
0.75%, 11/24/27	1,000	859,200
1.13%, 09/13/28	2,150	1,836,194
3.63%, 09/21/29	1,000	968,099
0.75%, 08/26/30	300	236,877
1.25%, 02/10/31(a)	4,150	3,370,428
2.50%, 03/29/32	4,000	3,536,183
Series GDIF, 1.50%, 08/28/24	1,169	1,120,845
Series GDIF, 2.50%, 11/25/24	2,489	2,397,347
Series GDIF, 2.50%, 07/29/25(a)	829	790,991
Series GDIF, 1.88%, 10/27/26(a)	1,720	1,581,854
Series GDIF, 2.50%, 11/22/27(a)	1,659	1,538,769
Series GDIF, 1.38%, 04/20/28	2,903	2,540,889
Series GDIF, 1.75%, 10/23/29	2,489	2,155,312
International Finance Corp.
0.38%, 07/16/25	1,659	1,519,333
0.75%, 10/08/26	1,659	1,473,144
0.75%, 08/27/30(a)	459	362,455
Nordic Investment Bank
0.38%, 09/11/25	1,100	1,001,192

Security	Par (000)	Value

Supranational (continued)
Nordic Investment Bank (continued)
3.38%, 09/08/27	$500	$481,367
4.38%, 03/14/28	2,000	2,004,019

		124,159,653

Sweden — 0.2%
Svensk Exportkredit AB
3.63%, 09/03/24	500	489,007
0.63%, 05/14/25	1,310	1,208,121
0.50%, 08/26/25	1,310	1,193,396
4.38%, 02/13/26	1,500	1,481,337
2.25%, 03/22/27	500	459,949

		4,831,810

Uruguay — 0.1%
Uruguay Government International Bond
4.50%, 08/14/24(a)	224	223,220
4.38%, 10/27/27	829	819,218
4.38%, 01/23/31	823	804,474

		1,846,912

Total Foreign Agency Obligations — 9.9% (Cost: $263,714,594)		245,998,765

Municipal Bonds

California — 0.2%
California Earthquake Authority, RB, Series A, 5.60%, 07/01/27	250	249,800
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32(a)	540	446,449
Los Angeles Unified School District, GO, BAB, Series KR, 5.76%, 07/01/29	215	220,296
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	189,469
Santa Clara Valley Transportation Authority, RB, BAB, 5.88%, 04/01/32	460	474,816
State of California, Refunding GO
3.38%, 04/01/25	25	24,294
3.50%, 04/01/28	285	270,116
2.50%, 10/01/29	530	465,194
6.00%, 03/01/33(a)	325	353,476
4.50%, 04/01/33	1,000	973,688
University of California, RB
Series BD, 3.35%, 07/01/29	460	427,048
Series BG, 0.88%, 05/15/25	150	139,172
Series BG, 1.61%, 05/15/30	320	262,503
University of California, Refunding RB, Series AX, 3.06%, 07/01/25	25	24,085

		4,520,406

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(a)	490	519,500

Florida — 0.1%
State Board of Administration Finance Corp., RB Series A, 1.26%, 07/01/25	607	563,523

45

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
State Board of Administration Finance Corp., RB (continued)
Series A, 1.71%, 07/01/27	$371	$328,025
Series A, 2.15%, 07/01/30	795	659,383

		1,550,931

Illinois — 0.2%
State of Illinois, GO, 5.10%, 06/01/33	4,025	3,933,464

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
5.08%, 06/01/31	210	208,386
Class A-1, 3.62%, 02/01/29	507	486,932

		695,318

Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, 3.77%, 07/15/29	320	305,024
Massachusetts School Building Authority, Refunding RB, Series B, 1.75%, 08/15/30	425	355,276

		660,300

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,201	1,291,960
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	580	587,988

		1,879,948

New York — 0.0%
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	235	237,274
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29	125	133,032

		370,306

Ohio — 0.0%
JobsOhio Beverage System, Refunding RB, Series B, 3.99%, 01/01/29	25	24,422

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	300	302,903
State of Oregon, GO, 5.89%, 06/01/27	610	621,671

		924,574

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	288	274,375

Texas — 0.0%
Texas Transportation Commission State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	490	495,772

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	230	216,465

Total Municipal Bonds — 0.6% (Cost: $17,131,277)		16,065,781

Security	Par (000)	Value

Preferred Securities

Capital Trusts — 0.0%(b)

Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62	$329	$265,464

Insurance — 0.0%
Prudential Financial, Inc., 5.38%, 05/15/45	413	406,842

		672,306

Total Preferred Securities — 0.0% (Cost: $741,987)		672,306

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Japan Bank for International Cooperation, 4.25%, 04/27/26	1,000	981,989

Total U.S. Government Sponsored Agency Securities — 0.0% (Cost: $996,680)		981,989

Total Long-Term Investments — 98.5% (Cost: $2,611,628,202)		2,455,603,705

	Shares

Short-Term Securities

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(f)(g)(h)	208,356,168	208,418,675

Total Short-Term Securities — 8.4% (Cost: $208,365,089)		208,418,675

Total Investments — 106.9% (Cost: $2,819,993,291)		2,664,022,380

Liabilities in Excess of Other Assets — (6.9)%		(172,300,221)

Net Assets — 100.0%		$2,491,722,159

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$150,880,559	$57,458,868	(a)	$—	$3,546	$75,702	$208,418,675	208,356,168	$409,073	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$2,191,884,864	$—	$2,191,884,864
Foreign Agency Obligations	—	245,998,765	—	245,998,765
Municipal Bonds	—	16,065,781	—	16,065,781
Preferred Securities
Capital Trusts	—	672,306	—	672,306
U.S. Government Sponsored Agency Securities	—	981,989	—	981,989
Short-Term Securities
Money Market Funds	208,418,675	—	—	208,418,675

	$208,418,675	$2,455,603,705	$—	$2,664,022,380

Portfolio Abbreviation		Portfolio Abbreviation (continued)

BAB	Build America Bond	DAC	Designated Activity Company

CMT	Constant Maturity Treasury	GO	General Obligation Bonds

47

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund

Portfolio Abbreviation (continued)

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

ST	Special Tax

S C H E D U L E O F I N V E S T M E N T S	48